FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Merrill Lynch Life Variable Annuity Separate Account D
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Merrill Lynch Life Variable Annuity Separate Account D (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Discovery Value Class A Shares (1)	Invesco Comstock Class A Shares (1)
AB International Value Class A Shares (1)	Invesco Discovery Large Cap Class A Shares (1)
AB Large Cap Growth Class A Shares (1)	Invesco Discovery Mid Cap Growth Class A Shares (1)
AB Large Cap Value Class A Shares (1)	Invesco Equity and Income Class A Shares (1)
AB Relative Value Class A Shares (1)	Invesco Global Class A Shares (1)
American Funds - EUPAC Class F -1 Shares (1)	Invesco Main Street Class A Shares (1)
American Funds - Growth Fund of America® Class F -1 Shares (1)	Invesco Main Street Mid Cap Class A Shares (1)
American Funds - Income Fund of America® Class F -1 Shares (1)	Invesco Multi-Strategy Class A Shares (1)
American Funds - Investment Company of America® Class F -1 Shares (1)	Invesco Value Opportunities Class A Shares (1)
American Funds - The Bond Fund of America® Class A Shares (1)	Janus Henderson Enterprise Class A Shares (1)
American Funds - The Bond Fund of America® Class F -1 Shares (1)	Janus Henderson Forty Class A Shares (1)
American Funds - The Growth Fund of America® Class A Shares (1)	JPMorgan Small Cap Growth Class A Shares (1)
American Funds - The Income Fund of America® Class A Shares (1)	Lord Abbett Affiliated Class A Shares (1)
American Funds - The Investment Company of America® Class A Shares (1)	Lord Abbett Bond-Debenture Class A Shares (1)
AMG Renaissance Large Cap Growth Class N Shares (1)	Lord Abbett Mid Cap Stock Class A Shares (1)
BlackRock Advantage Global Investor A Shares (1)	MFS® Growth Class A Shares (1)
BlackRock Advantage International Investor A Shares (1)	MFS® Mid Cap Growth Class A Shares (1)
BlackRock Advantage Large Cap Core Investor A Shares (1)	MFS® Research International Class A Shares (1)
BlackRock Advantage Large Cap Value Investor A Shares (1)	Nomura Mid Cap Growth Class A Shares (2)
BlackRock Advantage SMID Investor A Shares (1)	PIMCO CommodityRealReturn Strategy Class A Shares (1)
BlackRock Capital Appreciation Investor A Shares (1)	PIMCO Low Duration Class A Shares (1)
BlackRock Global Allocation Investor A Shares (1)	PIMCO Real Return Class A Shares (1)
BlackRock High Yield Investor A Shares (1)	PIMCO Total Return Class A Shares (1)
BlackRock International Investor A Shares (1)	Putnam International Equity Class A Shares (1)
BlackRock iShares MSCI EAFE International Index Investor A Shares (1)	Putnam Large Cap Growth Class A Shares (1)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares (1)	Putnam Large Cap Value Class A Shares (1)
BlackRock iShares S&P 500 Index Investor A Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock Large Cap Focus Growth Investor A Shares (1)	TA Asset Allocation - Conservative Class A Shares (1)
BlackRock Large Cap Focus Value Investor A Shares (1)	TA Asset Allocation - Moderate Class A Shares (1)
BlackRock Low Duration Bond Investor A Shares (1)	TA Asset Allocation - Moderate Growth Class A Shares (1)
BlackRock Total Return Investor A Shares (1)	TA BlackRock Government Money Market Initial Class (1)
BNY Mellon Appreciation Investor Shares (1)	TA Bond Class A Shares (1)
Cohen & Steers Real Estate Securities Class A Shares (1)	TA International Focus Initial Class (1)
Columbia Large Cap Growth Opportunity Class A Shares (1)	TA Multi-Managed Balanced Class A Shares (1)
Columbia Select Mid Cap Growth Class A Shares (1)	TA Small/Mid Cap Value Class A Shares (1)
Columbia Select Small Cap Value Class A Shares (1)	TA Sustainable Equity Income Class A Shares (1)
Davis New York Venture Class A Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Eaton Vance Floating-Rate Class A Shares (1)	TA TSW International Equity Service Class (1)
Eaton Vance Large-Cap Value Class A Shares (1)	TA TSW Mid Cap Value Opportunities Service Class (1)
Federated Hermes Kaufmann Class A Shares (1)	TA US Growth Class A Shares (1)
Federated Hermes Strategic Dividend Growth Class A Shares (1)	TA WMC US Growth Service Class (1)
Fidelity Advisor® Equity Growth Class A Shares (1)	Victory Pioneer Class A Shares (1)
Fidelity Advisor® Overseas Class A Shares (3)	Victory Pioneer High Yield Class A Shares (1)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares (1)	Victory Pioneer Select Mid Cap Growth Class A Shares (1)
Franklin Templeton Growth Class A Shares (1)	Virtus AllianzGI Dividend Value Class A Shares (1)
Invesco American Franchise Fund Class A Shares (1)	Virtus AllianzGI Small-Cap Value Class A Shares (1)
Invesco Charter Class A Shares (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024
(2) Statements of operations and changes in net assets for the period June 7, 2024 (commencement of operations) through December 31, 2025
(3) Statements of operations and changes in net assets for the period November 21, 2025 (date of liquidation and reinvestment) through December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Discovery Value Class A Shares	82,834.975	$1,694,133	$1,664,983	$26	$1,665,009	42,327	$37.268531	$41.658681
AB International Value Class A Shares	63,086.035	818,861	1,194,850	4	1,194,854	115,618	9.874592	10.906082
AB Large Cap Growth Class A Shares	22,256.325	1,632,127	2,168,656	(1)	2,168,655	18,837	115.126062	115.126062
AB Large Cap Value Class A Shares	27,489.100	442,647	496,178	4	496,182	17,901	26.513666	29.636961
AB Relative Value Class A Shares	549,286.035	3,145,987	3,542,895	(5)	3,542,890	59,371	59.673397	59.673397
American Funds - EUPAC Class F -1 Shares	32,396.251	1,829,119	1,948,958	-	1,948,958	57,206	32.012407	35.784293
American Funds - Growth Fund of America® Class F -1 Shares	136,237.586	8,434,424	10,847,237	18	10,847,255	145,688	70.083791	78.340537
American Funds - Income Fund of America® Class F -1 Shares	95,199.780	2,193,994	2,476,146	(13)	2,476,133	72,716	31.869916	35.624714
American Funds - Investment Company of America® Class F -1 Shares	84,053.031	3,840,035	5,245,750	(177)	5,245,573	89,720	54.661626	61.101438
American Funds - The Bond Fund of America® Class A Shares	184,355.873	2,326,381	2,110,875	(55)	2,110,820	128,430	16.435506	16.435506
American Funds - The Bond Fund of America® Class F -1 Shares	109,753.800	1,344,094	1,256,681	(188)	1,256,493	97,319	12.251589	13.695132
American Funds - The Growth Fund of America® Class A Shares	470,662.723	27,400,290	37,869,523	(5)	37,869,518	346,459	109.304509	109.304509
American Funds - The Income Fund of America® Class A Shares	284,775.028	6,562,695	7,435,476	6	7,435,482	150,142	49.523157	49.523157
American Funds - The Investment Company of America® Class A Shares	324,069.056	14,497,135	20,306,167	4	20,306,171	245,886	82.583800	82.583800
AMG Renaissance Large Cap Growth Class N Shares	1,589.666	23,991	27,104	-	27,104	1,029	25.895094	27.153040
BlackRock Advantage Global Investor A Shares	10,220.268	241,517	282,795	38	282,833	5,677	47.231834	52.795063
BlackRock Advantage International Investor A Shares	63,137.520	1,152,975	1,428,802	3	1,428,805	53,624	25.822467	27.883730
BlackRock Advantage Large Cap Core Investor A Shares	213,302.060	3,930,824	4,812,094	4	4,812,098	82,684	54.948507	61.419611
BlackRock Advantage Large Cap Value Investor A Shares	87,910.443	2,518,010	2,759,509	70	2,759,579	68,462	38.164018	42.658942
BlackRock Advantage SMID Investor A Shares	133,579.366	3,440,536	3,863,115	(6)	3,863,109	69,412	36.224291	63.958259
BlackRock Capital Appreciation Investor A Shares	797,320.787	24,822,859	27,738,790	10	27,738,800	369,843	65.782099	88.746547
BlackRock Global Allocation Investor A Shares	2,834,224.113	54,678,382	57,251,327	9	57,251,336	1,637,857	29.220240	49.312768
BlackRock High Yield Investor A Shares	1,501,579.724	10,920,105	10,841,406	(662)	10,840,744	583,379	17.933039	19.364426
BlackRock International Investor A Shares	66,460.163	1,188,000	1,435,540	-	1,435,540	81,599	17.042653	18.410323
BlackRock iShares MSCI EAFE International Index Investor A Shares	5,862.167	83,679	112,554	(1)	112,553	4,399	24.380515	27.252668
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	1,391.956	27,789	37,193	1	37,194	973	36.387983	40.674368
BlackRock iShares S&P 500 Index Investor A Shares	25,255.771	11,422,801	20,100,058	(135)	20,099,923	456,569	42.149688	45.150314
BlackRock Large Cap Focus Growth Investor A Shares	392,641.920	2,440,136	2,881,992	(79)	2,881,913	128,960	21.988324	22.786156
BlackRock Large Cap Focus Value Investor A Shares	953,412.765	17,472,860	18,734,561	(2)	18,734,559	403,743	38.786022	62.084524
BlackRock Low Duration Bond Investor A Shares	4,351.536	41,351	39,991	(6)	39,985	3,732	10.354602	11.189637
BlackRock Total Return Investor A Shares	3,761,265.883	41,534,489	37,725,497	(640)	37,724,857	2,643,950	13.008215	15.440563
BNY Mellon Appreciation Investor Shares	165,486.061	6,464,530	5,868,136	8	5,868,144	122,240	45.444447	50.797368
Cohen & Steers Real Estate Securities Class A Shares	19,644.294	299,904	316,077	11	316,088	9,315	32.312288	36.118732
Columbia Large Cap Growth Opportunity Class A Shares	253,797.062	3,874,448	4,654,638	7	4,654,645	144,957	31.418327	33.068058
Columbia Select Mid Cap Growth Class A Shares	17,220.583	386,120	407,611	(14)	407,597	11,781	33.170821	35.893293
Columbia Select Small Cap Value Class A Shares	446,022.760	7,340,419	7,439,660	(1)	7,439,659	121,796	61.082970	61.082970
Davis New York Venture Class A Shares	573,121.213	15,582,980	16,574,665	57	16,574,722	293,196	44.001428	69.293544
Eaton Vance Floating-Rate Class A Shares	293,293.089	2,542,231	2,451,930	(408)	2,451,522	147,052	15.865115	17.734356
Eaton Vance Large-Cap Value Class A Shares	100,232.254	2,362,170	2,682,215	(23)	2,682,192	98,141	26.278835	29.022933

See accompanying notes

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Federated Hermes Kaufmann Class A Shares	468,907.767	$2,772,469	$2,611,816	$74	$2,611,890	55,874	$43.943706	$49.120696
Federated Hermes Strategic Dividend Growth Class A Shares	54,204.761	1,172,250	1,086,805	(138)	1,086,667	47,401	22.228756	23.811558
Fidelity Advisor® Equity Growth Class A Shares	117,025.937	1,681,209	2,623,722	(21)	2,623,701	24,313	77.481274	109.110426
Fidelity Advisor® Overseas Class A Shares	6,685.231	460,568	481,403	-	481,403	46,028	10.458915	10.458915
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	15,767.039	560,406	671,361	(1)	671,360	10,169	66.020454	66.020454
Franklin Templeton Growth Class A Shares	83,845.839	1,983,995	2,367,806	1	2,367,807	79,152	21.846908	34.813421
Invesco American Franchise Fund Class A Shares	22,021.839	497,688	630,926	-	630,926	14,448	43.669460	43.669460
Invesco Charter Class A Shares	14,597.190	256,081	311,650	1	311,651	7,577	41.130054	41.130054
Invesco Comstock Class A Shares	716,196.083	18,987,654	22,037,353	(20)	22,037,333	424,527	42.561060	73.209918
Invesco Discovery Large Cap Class A Shares	9,179.255	589,907	780,053	(25)	780,028	14,194	51.515360	57.583119
Invesco Discovery Mid Cap Growth Class A Shares	39,306.082	982,032	1,056,941	(4)	1,056,937	60,720	17.406725	17.406725
Invesco Equity and Income Class A Shares	129,692.091	1,343,498	1,425,316	-	1,425,316	29,915	47.645913	47.645913
Invesco Global Class A Shares	30,662.485	2,786,158	2,652,305	9	2,652,314	36,999	71.686413	71.686413
Invesco Main Street Class A Shares	31,262.625	1,632,558	1,955,165	25	1,955,190	33,481	48.845087	69.240389
Invesco Main Street Mid Cap Class A Shares	68,959.555	1,807,167	1,981,898	6	1,981,904	46,564	40.613479	45.397067
Invesco Multi-Strategy Class A Shares	15,182.969	396,651	374,868	-	374,868	22,713	16.504355	16.504355
Invesco Value Opportunities Class A Shares	19,156.347	329,995	448,450	(7)	448,443	109,282	3.981611	4.305945
Janus Henderson Enterprise Class A Shares	136,533.175	18,060,275	18,158,912	(26)	18,158,886	264,111	65.940976	71.978027
Janus Henderson Forty Class A Shares	79,449.164	3,931,299	4,425,318	15	4,425,333	64,300	65.719064	72.580708
JPMorgan Small Cap Growth Class A Shares	64,432.590	1,147,524	1,132,725	(3)	1,132,722	30,145	35.568288	39.283061
Lord Abbett Affiliated Class A Shares	64,167.830	1,046,421	1,285,282	19	1,285,301	36,277	33.274330	37.194151
Lord Abbett Bond-Debenture Class A Shares	1,009,326.956	7,603,540	7,347,900	(516)	7,347,384	284,574	21.453891	30.990189
Lord Abbett Mid Cap Stock Class A Shares	240,445.207	7,064,755	8,117,430	20	8,117,450	187,811	31.013385	50.242856
MFS® Growth Class A Shares	54,872.866	8,619,915	9,583,546	(15)	9,583,531	142,421	67.289973	67.289973
MFS® Mid Cap Growth Class A Shares	313,785.730	7,140,958	7,926,228	3	7,926,231	127,124	62.350345	62.350345
MFS® Research International Class A Shares	169,270.532	3,173,973	4,402,727	(13)	4,402,714	111,304	39.555664	39.555664
Nomura Mid Cap Growth Class A Shares	57,349.953	1,505,610	1,309,873	-	1,309,873	132,935	9.769933	9.870175
PIMCO CommodityRealReturn Strategy Class A Shares	344,731.594	4,765,673	4,688,350	(15)	4,688,335	528,053	8.403201	9.393640
PIMCO Low Duration Class A Shares	2,757,041.420	26,212,553	25,805,908	(297)	25,805,611	2,151,832	11.435219	12.629304
PIMCO Real Return Class A Shares	1,604,722.561	17,831,189	16,640,973	(632)	16,640,341	1,136,916	13.877318	15.512552
PIMCO Total Return Class A Shares	5,093,261.546	48,898,764	45,126,297	(400)	45,125,897	2,765,766	14.867244	17.950869
Putnam International Equity Class A Shares	280,529.475	6,629,782	8,587,007	88	8,587,095	230,479	37.257555	37.257555
Putnam Large Cap Growth Class A Shares	25,162.284	1,265,714	1,890,442	(1)	1,890,441	44,504	42.478337	42.478337
Putnam Large Cap Value Class A Shares	23,705.250	728,569	930,431	-	930,431	36,102	25.772513	25.772513
TA Aegon Sustainable Equity Income Service Class	94,262.592	1,678,438	2,141,646	(8)	2,141,638	148,138	13.864931	14.534726
TA Asset Allocation - Conservative Class A Shares	28,960.937	297,682	331,313	1	331,314	24,365	13.164335	13.827481
TA Asset Allocation - Moderate Class A Shares	116,297.783	1,375,520	1,446,744	1	1,446,745	94,660	14.727188	15.468974
TA Asset Allocation - Moderate Growth Class A Shares	119,094.918	1,399,199	1,680,429	4	1,680,433	96,021	16.967694	17.822285
TA BlackRock Government Money Market Initial Class	15,004,458.800	15,004,459	15,004,459	(283)	15,004,176	1,398,016	10.436691	10.816644
TA Bond Class A Shares	95,456.226	827,893	777,014	(181)	776,833	544,992	1.359669	1.481467
TA International Focus Initial Class	7,164,826.607	57,468,456	54,739,275	(101)	54,739,174	4,385,857	12.179143	12.767548
TA Multi-Managed Balanced Class A Shares	39,283.991	1,210,829	1,411,474	(2)	1,411,472	72,170	18.761912	19.706850
TA Small/Mid Cap Value Class A Shares	733,952.075	$18,414,289	$18,928,624	$1	$18,928,625	558,916	$32.374035	$35.576296

See accompanying notes

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Sustainable Equity Income Class A Shares	3,919,052.051	28,683,332	34,056,562	6	34,056,568	1,865,775	17.578444	18.755323
TA T. Rowe Price Small Cap Service Class	334,910.630	3,301,672	3,211,793	(4)	3,211,789	168,474	18.629065	19.528948
TA TSW International Equity Service Class	131,816.562	1,714,768	2,319,971	(2)	2,319,969	152,054	14.987988	15.711986
TA TSW Mid Cap Value Opportunities Service Class	146,039.045	1,886,987	1,472,074	(4)	1,472,070	89,247	15.805147	16.568616
TA US Growth Class A Shares	636,339.377	15,453,832	20,318,316	(112)	20,318,204	366,197	53.547198	57.700314
TA WMC US Growth Service Class	8,032.135	269,153	311,888	(4)	311,884	9,623	31.703164	33.234095
Victory Pioneer Class A Shares	20,361.925	830,689	895,517	83	895,600	14,045	60.256116	67.353023
Victory Pioneer High Yield Class A Shares	207,969.316	1,814,382	1,842,608	(203)	1,842,405	83,218	21.096904	23.582247
Victory Pioneer Select Mid Cap Growth Class A Shares	4,214.174	200,144	204,514	1	204,515	3,785	51.439091	56.126088
Virtus AllianzGI Dividend Value Class A Shares	219,442.019	2,280,632	2,183,448	(4)	2,183,444	103,964	20.128283	22.230411
Virtus AllianzGI Small-Cap Value Class A Shares	207,005.301	2,578,942	2,403,332	(8)	2,403,324	56,612	29.574421	49.428919

See accompanying notes

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Discovery Value Class A Shares	AB International Value Class A Shares	AB Large Cap Growth Class A Shares	AB Large Cap Value Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,032,511	$ 1,206,081	$ 2,089,113	$ 495,763

Investment Income:
Reinvested Dividends	9,416	103,720	-	3,563
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,697	20,355	28,590	8,093
Net Investment Income (Loss)	(22,281)	83,365	(28,590)	(4,530)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	227,080	-	160,815	35,983
Realized Gain (Loss) on Investments	119,045	53,846	207,785	42,360
Net Realized Capital Gains (Losses) on Investments	346,125	53,846	368,600	78,343
Net Change in Unrealized Appreciation (Depreciation)	(179,321)	(94,701)	119,108	(11,249)
Net Gain (Loss) on Investment	166,804	(40,855)	487,708	67,094

Net Increase (Decrease) in Net Assets Resulting from Operations	144,523	42,510	459,118	62,564

Increase (Decrease) in Net Assets from Contract Transactions	(315,571)	(118,215)	(298,539)	(204,447)

Total Increase (Decrease) in Net Assets	(171,048)	(75,705)	160,579	(141,883)

Net Assets as of December 31, 2024:	$ 1,861,463	$ 1,130,376	$ 2,249,692	$ 353,880

Investment Income:
Reinvested Dividends	9,879	32,247	-	5,225
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,687	19,231	28,591	7,351
Net Investment Income (Loss)	(17,808)	13,016	(28,591)	(2,126)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	84,184	-	222,222	39,136
Realized Gain (Loss) on Investments	(5,652)	84,030	221,028	10,593
Net Realized Capital Gains (Losses) on Investments	78,532	84,030	443,250	49,729
Net Change in Unrealized Appreciation (Depreciation)	(49,848)	288,429	(167,346)	16,363
Net Gain (Loss) on Investment	28,684	372,459	275,904	66,092

Net Increase (Decrease) in Net Assets Resulting from Operations	10,876	385,475	247,313	63,966

Increase (Decrease) in Net Assets from Contract Transactions	(207,330)	(320,997)	(328,350)	78,336

Total Increase (Decrease) in Net Assets	(196,454)	64,478	(81,037)	142,302

Net Assets as of December 31, 2025:	$ 1,665,009	$ 1,194,854	$ 2,168,655	$ 496,182

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Relative Value Class A Shares	American Funds - EUPAC Class F -1 Shares	American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Class F -1 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,996,811	$ 2,276,818	$ 11,529,239	$ 2,729,505

Investment Income:
Reinvested Dividends	36,482	21,778	40,131	106,272
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,498	34,505	196,218	43,076
Net Investment Income (Loss)	(16,016)	(12,727)	(156,087)	63,196

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	347,404	102,313	959,074	58,700
Realized Gain (Loss) on Investments	200,010	51,564	1,224,117	108,672
Net Realized Capital Gains (Losses) on Investments	547,414	153,877	2,183,191	167,372
Net Change in Unrealized Appreciation (Depreciation)	(92,826)	(68,551)	788,753	2,339
Net Gain (Loss) on Investment	454,588	85,326	2,971,944	169,711

Net Increase (Decrease) in Net Assets Resulting from Operations	438,572	72,599	2,815,857	232,907

Increase (Decrease) in Net Assets from Contract Transactions	(661,331)	(454,519)	(2,289,256)	(302,588)

Total Increase (Decrease) in Net Assets	(222,759)	(381,920)	526,601	(69,681)

Net Assets as of December 31, 2024:	$ 3,774,052	$ 1,894,898	$ 12,055,840	$ 2,659,824

Investment Income:
Reinvested Dividends	30,080	53,120	23,737	94,928
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,529	29,845	179,545	41,320
Net Investment Income (Loss)	(17,449)	23,275	(155,808)	53,608

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	175,478	191,873	1,034,056	145,365
Realized Gain (Loss) on Investments	141,324	52,582	1,055,952	127,041
Net Realized Capital Gains (Losses) on Investments	316,802	244,455	2,090,008	272,406
Net Change in Unrealized Appreciation (Depreciation)	12,958	171,295	(150,394)	56,506
Net Gain (Loss) on Investment	329,760	415,750	1,939,614	328,912

Net Increase (Decrease) in Net Assets Resulting from Operations	312,311	439,025	1,783,806	382,520

Increase (Decrease) in Net Assets from Contract Transactions	(543,473)	(384,965)	(2,992,391)	(566,211)

Total Increase (Decrease) in Net Assets	(231,162)	54,060	(1,208,585)	(183,691)

Net Assets as of December 31, 2025:	$ 3,542,890	$ 1,948,958	$ 10,847,255	$ 2,476,133

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	American Funds - Investment Company of America® Class F -1 Shares	American Funds - The Bond Fund of America® Class A Shares	American Funds - The Bond Fund of America® Class F -1 Shares	American Funds - The Growth Fund of America® Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 5,167,415	$ 2,861,968	$ 1,732,492	$ 35,702,454

Investment Income:
Reinvested Dividends	55,045	113,155	65,543	145,212
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87,550	35,010	25,896	490,063
Net Investment Income (Loss)	(32,505)	78,145	39,647	(344,851)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	405,716	-	-	2,989,026
Realized Gain (Loss) on Investments	442,419	(28,626)	(46,356)	3,268,408
Net Realized Capital Gains (Losses) on Investments	848,135	(28,626)	(46,356)	6,257,434
Net Change in Unrealized Appreciation (Depreciation)	315,507	(52,350)	3,176	2,945,396
Net Gain (Loss) on Investment	1,163,642	(80,976)	(43,180)	9,202,830

Net Increase (Decrease) in Net Assets Resulting from Operations	1,131,137	(2,831)	(3,533)	8,857,979

Increase (Decrease) in Net Assets from Contract Transactions	(1,061,997)	(407,009)	(316,499)	(6,692,894)

Total Increase (Decrease) in Net Assets	69,140	(409,840)	(320,032)	2,165,085

Net Assets as of December 31, 2024:	$ 5,236,555	$ 2,452,128	$ 1,412,460	$ 37,867,539

Investment Income:
Reinvested Dividends	47,815	94,849	54,368	102,111
Investment Expense:
Mortality and Expense Risk and Administrative Charges	81,866	29,520	21,679	486,406
Net Investment Income (Loss)	(34,051)	65,329	32,689	(384,295)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	468,267	-	-	3,558,560
Realized Gain (Loss) on Investments	398,774	(32,594)	(42,619)	3,175,487
Net Realized Capital Gains (Losses) on Investments	867,041	(32,594)	(42,619)	6,734,047
Net Change in Unrealized Appreciation (Depreciation)	37,248	95,964	79,551	(32,000)
Net Gain (Loss) on Investment	904,289	63,370	36,932	6,702,047

Net Increase (Decrease) in Net Assets Resulting from Operations	870,238	128,699	69,621	6,317,752

Increase (Decrease) in Net Assets from Contract Transactions	(861,220)	(470,007)	(225,588)	(6,315,773)

Total Increase (Decrease) in Net Assets	9,018	(341,308)	(155,967)	1,979

Net Assets as of December 31, 2025:	$ 5,245,573	$ 2,110,820	$ 1,256,493	$ 37,869,518

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	American Funds - The Income Fund of America® Class A Shares	American Funds - The Investment Company of America® Class A Shares	AMG Renaissance Large Cap Growth Class N Shares	BlackRock Advantage Global Investor A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 8,428,765	$ 19,901,852	$ 61,857	$ 269,573

Investment Income:
Reinvested Dividends	320,389	215,549	-	3,118
Investment Expense:
Mortality and Expense Risk and Administrative Charges	107,158	264,220	1,064	4,669
Net Investment Income (Loss)	213,231	(48,671)	(1,064)	(1,551)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	169,765	1,524,872	4,510	33,999
Realized Gain (Loss) on Investments	299,452	1,911,383	10,598	18,012
Net Realized Capital Gains (Losses) on Investments	469,217	3,436,255	15,108	52,011
Net Change in Unrealized Appreciation (Depreciation)	66,896	867,578	(4,085)	(4,270)
Net Gain (Loss) on Investment	536,113	4,303,833	11,023	47,741

Net Increase (Decrease) in Net Assets Resulting from Operations	749,344	4,255,162	9,959	46,190

Increase (Decrease) in Net Assets from Contract Transactions	(1,516,094)	(4,332,326)	(33,160)	(32,963)

Total Increase (Decrease) in Net Assets	(766,750)	(77,164)	(23,201)	13,227

Net Assets as of December 31, 2024:	$ 7,662,015	$ 19,824,688	$ 38,656	$ 282,800

Investment Income:
Reinvested Dividends	279,189	198,008	-	3,720
Investment Expense:
Mortality and Expense Risk and Administrative Charges	98,266	262,122	653	4,741
Net Investment Income (Loss)	180,923	(64,114)	(653)	(1,021)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	419,370	1,809,907	3,591	21,597
Realized Gain (Loss) on Investments	298,173	1,505,859	3,857	16,820
Net Realized Capital Gains (Losses) on Investments	717,543	3,315,766	7,448	38,417
Net Change in Unrealized Appreciation (Depreciation)	232,280	254,195	(3,465)	20,342
Net Gain (Loss) on Investment	949,823	3,569,961	3,983	58,759

Net Increase (Decrease) in Net Assets Resulting from Operations	1,130,746	3,505,847	3,330	57,738

Increase (Decrease) in Net Assets from Contract Transactions	(1,357,279)	(3,024,364)	(14,882)	(57,705)

Total Increase (Decrease) in Net Assets	(226,533)	481,483	(11,552)	33

Net Assets as of December 31, 2025:	$ 7,435,482	$ 20,306,171	$ 27,104	$ 282,833

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BlackRock Advantage International Investor A Shares	BlackRock Advantage Large Cap Core Investor A Shares	BlackRock Advantage Large Cap Value Investor A Shares	BlackRock Advantage SMID Investor A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,472,903	$ 4,624,401	$ 2,885,957	$ 4,161,504

Investment Income:
Reinvested Dividends	36,434	29,564	37,818	25,853
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,038	79,469	49,094	56,503
Net Investment Income (Loss)	11,396	(49,905)	(11,276)	(30,650)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,713	647,497	355,033	26,472
Realized Gain (Loss) on Investments	65,335	299,462	88,252	(116,210)
Net Realized Capital Gains (Losses) on Investments	75,048	946,959	443,285	(89,738)
Net Change in Unrealized Appreciation (Depreciation)	(12,707)	130,777	(57,318)	517,850
Net Gain (Loss) on Investment	62,341	1,077,736	385,967	428,112

Net Increase (Decrease) in Net Assets Resulting from Operations	73,737	1,027,831	374,691	397,462

Increase (Decrease) in Net Assets from Contract Transactions	(226,335)	(953,948)	(467,342)	(553,118)

Total Increase (Decrease) in Net Assets	(152,598)	73,883	(92,651)	(155,656)

Net Assets as of December 31, 2024:	$ 1,320,305	$ 4,698,284	$ 2,793,306	$ 4,005,848

Investment Income:
Reinvested Dividends	36,654	20,701	30,857	16,201
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,587	75,452	45,269	52,899
Net Investment Income (Loss)	13,067	(54,751)	(14,412)	(36,698)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	62,287	404,091	227,325	188,882
Realized Gain (Loss) on Investments	109,226	242,388	79,943	42,829
Net Realized Capital Gains (Losses) on Investments	171,513	646,479	307,268	231,711
Net Change in Unrealized Appreciation (Depreciation)	175,499	190,166	119,659	157,478
Net Gain (Loss) on Investment	347,012	836,645	426,927	389,189

Net Increase (Decrease) in Net Assets Resulting from Operations	360,079	781,894	412,515	352,491

Increase (Decrease) in Net Assets from Contract Transactions	(251,579)	(668,080)	(446,242)	(495,230)

Total Increase (Decrease) in Net Assets	108,500	113,814	(33,727)	(142,739)

Net Assets as of December 31, 2025:	$ 1,428,805	$ 4,812,098	$ 2,759,579	$ 3,863,109

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BlackRock Capital Appreciation Investor A Shares	BlackRock Global Allocation Investor A Shares	BlackRock High Yield Investor A Shares	BlackRock International Investor A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 31,719,431	$ 63,554,778	$ 12,700,319	$ 1,610,288

Investment Income:
Reinvested Dividends	-	654,871	839,022	10,045
Investment Expense:
Mortality and Expense Risk and Administrative Charges	486,308	964,342	207,783	25,903
Net Investment Income (Loss)	(486,308)	(309,471)	631,239	(15,858)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,778,036	3,661,174	47,450	-
Realized Gain (Loss) on Investments	2,072,235	391,392	(231,797)	41,683
Net Realized Capital Gains (Losses) on Investments	5,850,271	4,052,566	(184,347)	41,683
Net Change in Unrealized Appreciation (Depreciation)	2,926,150	740,357	325,453	(45,472)
Net Gain (Loss) on Investment	8,776,421	4,792,923	141,106	(3,789)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,290,113	4,483,452	772,345	(19,647)

Increase (Decrease) in Net Assets from Contract Transactions	(10,270,236)	(9,582,015)	(1,691,318)	(126,770)

Total Increase (Decrease) in Net Assets	(1,980,123)	(5,098,563)	(918,973)	(146,417)

Net Assets as of December 31, 2024:	$ 29,739,308	$ 58,456,215	$ 11,781,346	$ 1,463,871

Investment Income:
Reinvested Dividends	-	1,411,710	721,751	23,744
Investment Expense:
Mortality and Expense Risk and Administrative Charges	438,880	885,280	185,277	24,164
Net Investment Income (Loss)	(438,880)	526,430	536,474	(420)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,932,170	3,693,783	40,743	-
Realized Gain (Loss) on Investments	1,410,881	694,756	(134,475)	59,633
Net Realized Capital Gains (Losses) on Investments	6,343,051	4,388,539	(93,732)	59,633
Net Change in Unrealized Appreciation (Depreciation)	(2,591,745)	4,379,065	331,318	123,127
Net Gain (Loss) on Investment	3,751,306	8,767,604	237,586	182,760

Net Increase (Decrease) in Net Assets Resulting from Operations	3,312,426	9,294,034	774,060	182,340

Increase (Decrease) in Net Assets from Contract Transactions	(5,312,934)	(10,498,913)	(1,714,662)	(210,671)

Total Increase (Decrease) in Net Assets	(2,000,508)	(1,204,879)	(940,602)	(28,331)

Net Assets as of December 31, 2025:	$ 27,738,800	$ 57,251,336	$ 10,840,744	$ 1,435,540

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BlackRock iShares MSCI EAFE International Index Investor A Shares	BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	BlackRock iShares S&P 500 Index Investor A Shares	BlackRock Large Cap Focus Growth Investor A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 104,465	$ 35,200	$ 22,484,689	$ 3,098,794

Investment Income:
Reinvested Dividends	3,097	588	229,655	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,804	594	349,850	53,679
Net Investment Income (Loss)	1,293	(6)	(120,195)	(53,679)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,021	36,888	146,554
Realized Gain (Loss) on Investments	9,028	805	4,015,821	307,517
Net Realized Capital Gains (Losses) on Investments	9,028	1,826	4,052,709	454,071
Net Change in Unrealized Appreciation (Depreciation)	(6,947)	1,416	725,731	409,208
Net Gain (Loss) on Investment	2,081	3,242	4,778,440	863,279

Net Increase (Decrease) in Net Assets Resulting from Operations	3,374	3,236	4,658,245	809,600

Increase (Decrease) in Net Assets from Contract Transactions	(7,166)	(1,825)	(5,650,834)	(607,507)

Total Increase (Decrease) in Net Assets	(3,792)	1,411	(992,589)	202,093

Net Assets as of December 31, 2024:	$ 100,673	$ 36,611	$ 21,492,100	$ 3,300,887

Investment Income:
Reinvested Dividends	3,804	372	186,534	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,812	580	320,023	50,305
Net Investment Income (Loss)	1,992	(208)	(133,489)	(50,305)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	678	121,505	502,652
Realized Gain (Loss) on Investments	7,822	1,600	3,396,368	387,537
Net Realized Capital Gains (Losses) on Investments	7,822	2,278	3,517,873	890,189
Net Change in Unrealized Appreciation (Depreciation)	18,056	1,575	(285,901)	(493,444)
Net Gain (Loss) on Investment	25,878	3,853	3,231,972	396,745

Net Increase (Decrease) in Net Assets Resulting from Operations	27,870	3,645	3,098,483	346,440

Increase (Decrease) in Net Assets from Contract Transactions	(15,990)	(3,062)	(4,490,660)	(765,414)

Total Increase (Decrease) in Net Assets	11,880	583	(1,392,177)	(418,974)

Net Assets as of December 31, 2025:	$ 112,553	$ 37,194	$ 20,099,923	$ 2,881,913

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BlackRock Large Cap Focus Value Investor A Shares	BlackRock Low Duration Bond Investor A Shares	BlackRock Total Return Investor A Shares	BNY Mellon Appreciation Investor Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 21,225,364	$ 57,567	$ 44,275,620	$ 7,062,923

Investment Income:
Reinvested Dividends	408,776	2,107	1,898,888	22,679
Investment Expense:
Mortality and Expense Risk and Administrative Charges	315,575	817	661,318	112,044
Net Investment Income (Loss)	93,201	1,290	1,237,570	(89,365)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,218,951	-	28,267	974,213
Realized Gain (Loss) on Investments	533,924	(1,105)	(1,217,748)	533,064
Net Realized Capital Gains (Losses) on Investments	1,752,875	(1,105)	(1,189,481)	1,507,277
Net Change in Unrealized Appreciation (Depreciation)	(131,649)	1,390	(71,192)	(714,341)
Net Gain (Loss) on Investment	1,621,226	285	(1,260,673)	792,936

Net Increase (Decrease) in Net Assets Resulting from Operations	1,714,427	1,575	(23,103)	703,571

Increase (Decrease) in Net Assets from Contract Transactions	(3,716,597)	(13,387)	(3,514,638)	(1,392,309)

Total Increase (Decrease) in Net Assets	(2,002,170)	(11,812)	(3,537,741)	(688,738)

Net Assets as of December 31, 2024:	$ 19,223,194	$ 45,755	$ 40,737,879	$ 6,374,185

Investment Income:
Reinvested Dividends	351,921	1,937	1,735,680	16,229
Investment Expense:
Mortality and Expense Risk and Administrative Charges	288,927	731	594,048	98,769
Net Investment Income (Loss)	62,994	1,206	1,141,632	(82,540)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,360,828	-	41,078	1,052,546
Realized Gain (Loss) on Investments	478,643	(480)	(1,560,417)	189,538
Net Realized Capital Gains (Losses) on Investments	2,839,471	(480)	(1,519,339)	1,242,084
Net Change in Unrealized Appreciation (Depreciation)	1,054,151	1,113	2,742,508	(673,222)
Net Gain (Loss) on Investment	3,893,622	633	1,223,169	568,862

Net Increase (Decrease) in Net Assets Resulting from Operations	3,956,616	1,839	2,364,801	486,322

Increase (Decrease) in Net Assets from Contract Transactions	(4,445,251)	(7,609)	(5,377,823)	(992,363)

Total Increase (Decrease) in Net Assets	(488,635)	(5,770)	(3,013,022)	(506,041)

Net Assets as of December 31, 2025:	$ 18,734,559	$ 39,985	$ 37,724,857	$ 5,868,144

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Cohen & Steers Real Estate Securities Class A Shares	Columbia Large Cap Growth Opportunity Class A Shares	Columbia Select Mid Cap Growth Class A Shares	Columbia Select Small Cap Value Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 383,868	$ 4,737,463	$ 466,349	$ 8,173,585

Investment Income:
Reinvested Dividends	10,027	-	-	43,124
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,096	80,738	7,624	107,096
Net Investment Income (Loss)	3,931	(80,738)	(7,624)	(63,972)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	182,216	57,233	1,342,289
Realized Gain (Loss) on Investments	187	(117,748)	4,827	365,850
Net Realized Capital Gains (Losses) on Investments	187	64,468	62,060	1,708,139
Net Change in Unrealized Appreciation (Depreciation)	12,714	994,816	34,904	(776,682)
Net Gain (Loss) on Investment	12,901	1,059,284	96,964	931,457

Net Increase (Decrease) in Net Assets Resulting from Operations	16,832	978,546	89,340	867,485

Increase (Decrease) in Net Assets from Contract Transactions	(41,264)	(881,992)	(127,256)	(1,173,150)

Total Increase (Decrease) in Net Assets	(24,432)	96,554	(37,916)	(305,665)

Net Assets as of December 31, 2024:	$ 359,436	$ 4,834,017	$ 428,433	$ 7,867,920

Investment Income:
Reinvested Dividends	9,791	-	-	61,208
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,514	78,191	6,805	98,749
Net Investment Income (Loss)	4,277	(78,191)	(6,805)	(37,541)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,119	306,218	51,114	691,592
Realized Gain (Loss) on Investments	8,614	(161,620)	3,038	393,328
Net Realized Capital Gains (Losses) on Investments	10,733	144,598	54,152	1,084,920
Net Change in Unrealized Appreciation (Depreciation)	(5,395)	564,352	10,649	(690,361)
Net Gain (Loss) on Investment	5,338	708,950	64,801	394,559

Net Increase (Decrease) in Net Assets Resulting from Operations	9,615	630,759	57,996	357,018

Increase (Decrease) in Net Assets from Contract Transactions	(52,963)	(810,131)	(78,832)	(785,279)

Total Increase (Decrease) in Net Assets	(43,348)	(179,372)	(20,836)	(428,261)

Net Assets as of December 31, 2025:	$ 316,088	$ 4,654,645	$ 407,597	$ 7,439,659

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Davis New York Venture Class A Shares	Eaton Vance Floating-Rate Class A Shares	Eaton Vance Large-Cap Value Class A Shares	Federated Hermes Kaufmann Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 17,553,289	$ 2,863,813	$ 3,068,945	$ 3,303,203

Investment Income:
Reinvested Dividends	286,256	226,006	30,485	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	266,193	47,301	52,344	52,014
Net Investment Income (Loss)	20,063	178,705	(21,859)	(52,014)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,019,352	-	87,626	301,760
Realized Gain (Loss) on Investments	(182,171)	(27,243)	251,376	14,067
Net Realized Capital Gains (Losses) on Investments	2,837,181	(27,243)	339,002	315,827
Net Change in Unrealized Appreciation (Depreciation)	(188,944)	17,930	(14,373)	176,861
Net Gain (Loss) on Investment	2,648,237	(9,313)	324,629	492,688

Net Increase (Decrease) in Net Assets Resulting from Operations	2,668,300	169,392	302,770	440,674

Increase (Decrease) in Net Assets from Contract Transactions	(3,137,155)	(302,394)	(514,555)	(834,113)

Total Increase (Decrease) in Net Assets	(468,855)	(133,002)	(211,785)	(393,439)

Net Assets as of December 31, 2024:	$ 17,084,434	$ 2,730,811	$ 2,857,160	$ 2,909,764

Investment Income:
Reinvested Dividends	186,706	184,770	24,369	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	244,149	42,861	45,397	44,338
Net Investment Income (Loss)	(57,443)	141,909	(21,028)	(44,338)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,737,692	-	134,175	256,810
Realized Gain (Loss) on Investments	(247,624)	(38,491)	158,558	(30,731)
Net Realized Capital Gains (Losses) on Investments	1,490,068	(38,491)	292,733	226,079
Net Change in Unrealized Appreciation (Depreciation)	2,309,718	(56,383)	(13,156)	88,929
Net Gain (Loss) on Investment	3,799,786	(94,874)	279,577	315,008

Net Increase (Decrease) in Net Assets Resulting from Operations	3,742,343	47,035	258,549	270,670

Increase (Decrease) in Net Assets from Contract Transactions	(4,252,055)	(326,324)	(433,517)	(568,544)

Total Increase (Decrease) in Net Assets	(509,712)	(279,289)	(174,968)	(297,874)

Net Assets as of December 31, 2025:	$ 16,574,722	$ 2,451,522	$ 2,682,192	$ 2,611,890

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Federated Hermes Strategic Dividend Growth Class A Shares	Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Class A Shares
	Subaccount	Subaccount	Subaccount(1)	Subaccount

Net Assets as of December 31, 2023:	$ 1,010,627	$ 2,204,482	$ -	$ 685,329

Investment Income:
Reinvested Dividends	8,624	-	-	2,362
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,562	31,691	-	9,183
Net Investment Income (Loss)	(7,938)	(31,691)	-	(6,821)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	111,132	280,330	-	18,318
Realized Gain (Loss) on Investments	24,490	152,357	-	31,483
Net Realized Capital Gains (Losses) on Investments	135,622	432,687	-	49,801
Net Change in Unrealized Appreciation (Depreciation)	(21,734)	183,126	-	28,765
Net Gain (Loss) on Investment	113,888	615,813	-	78,566

Net Increase (Decrease) in Net Assets Resulting from Operations	105,950	584,122	-	71,745

Increase (Decrease) in Net Assets from Contract Transactions	(170,836)	(313,146)	-	(64,262)

Total Increase (Decrease) in Net Assets	(64,886)	270,976	-	7,483

Net Assets as of December 31, 2024:	$ 945,741	$ 2,475,458	$ -	$ 692,812

Investment Income:
Reinvested Dividends	10,523	-	421	4,048
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,322	32,796	680	8,888
Net Investment Income (Loss)	(5,799)	(32,796)	(259)	(4,840)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	209,772	16,183	87	49,143
Realized Gain (Loss) on Investments	17,032	84,212	115	35,991
Net Realized Capital Gains (Losses) on Investments	226,804	100,395	202	85,134
Net Change in Unrealized Appreciation (Depreciation)	(106,437)	236,844	20,835	(22,735)
Net Gain (Loss) on Investment	120,367	337,239	21,037	62,399

Net Increase (Decrease) in Net Assets Resulting from Operations	114,568	304,443	20,778	57,559

Increase (Decrease) in Net Assets from Contract Transactions	26,358	(156,200)	460,625	(79,011)

Total Increase (Decrease) in Net Assets	140,926	148,243	481,403	(21,452)

Net Assets as of December 31, 2025:	$ 1,086,667	$ 2,623,701	$ 481,403	$ 671,360

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Franklin Templeton Growth Class A Shares	Invesco American Franchise Fund Class A Shares	Invesco Charter Class A Shares	Invesco Comstock Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,758,842	$ 511,889	$ 292,246	$ 26,149,898

Investment Income:
Reinvested Dividends	24,401	-	1,724	429,269
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,637	7,558	4,249	395,630
Net Investment Income (Loss)	(14,236)	(7,558)	(2,525)	33,639

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,954	21,944	23,508	1,873,163
Realized Gain (Loss) on Investments	158,373	23,582	3,121	1,745,168
Net Realized Capital Gains (Losses) on Investments	199,327	45,526	26,629	3,618,331
Net Change in Unrealized Appreciation (Depreciation)	(67,486)	124,993	43,937	(348,479)
Net Gain (Loss) on Investment	131,841	170,519	70,566	3,269,852

Net Increase (Decrease) in Net Assets Resulting from Operations	117,605	162,961	68,041	3,303,491

Increase (Decrease) in Net Assets from Contract Transactions	(595,506)	(88,968)	(19,190)	(5,705,451)

Total Increase (Decrease) in Net Assets	(477,901)	73,993	48,851	(2,401,960)

Net Assets as of December 31, 2024:	$ 2,280,941	$ 585,882	$ 341,097	$ 23,747,938

Investment Income:
Reinvested Dividends	13,913	-	695	371,705
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,521	7,736	4,240	350,589
Net Investment Income (Loss)	(18,608)	(7,736)	(3,545)	21,116

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	289,719	76,136	20,392	1,519,745
Realized Gain (Loss) on Investments	107,212	16,138	15,374	2,202,521
Net Realized Capital Gains (Losses) on Investments	396,931	92,274	35,766	3,722,266
Net Change in Unrealized Appreciation (Depreciation)	78,082	(24,573)	12,125	(454,205)
Net Gain (Loss) on Investment	475,013	67,701	47,891	3,268,061

Net Increase (Decrease) in Net Assets Resulting from Operations	456,405	59,965	44,346	3,289,177

Increase (Decrease) in Net Assets from Contract Transactions	(369,539)	(14,921)	(73,792)	(4,999,782)

Total Increase (Decrease) in Net Assets	86,866	45,044	(29,446)	(1,710,605)

Net Assets as of December 31, 2025:	$ 2,367,807	$ 630,926	$ 311,651	$ 22,037,333

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Invesco Discovery Large Cap Class A Shares	Invesco Discovery Mid Cap Growth Class A Shares	Invesco Equity and Income Class A Shares	Invesco Global Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 851,928	$ 1,252,004	$ 1,866,618	$ 2,627,939

Investment Income:
Reinvested Dividends	-	-	32,589	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,708	17,804	21,862	35,352
Net Investment Income (Loss)	(13,708)	(17,804)	10,727	(35,352)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,690	67,461	96,530	289,460
Realized Gain (Loss) on Investments	50,412	29,774	11,354	87,754
Net Realized Capital Gains (Losses) on Investments	74,102	97,235	107,884	377,214
Net Change in Unrealized Appreciation (Depreciation)	173,509	192,929	45,185	30,486
Net Gain (Loss) on Investment	247,611	290,164	153,069	407,700

Net Increase (Decrease) in Net Assets Resulting from Operations	233,903	272,360	163,796	372,348

Increase (Decrease) in Net Assets from Contract Transactions	(260,852)	(122,627)	(386,289)	(318,207)

Total Increase (Decrease) in Net Assets	(26,949)	149,733	(222,493)	54,141

Net Assets as of December 31, 2024:	$ 824,979	$ 1,401,737	$ 1,644,125	$ 2,682,080

Investment Income:
Reinvested Dividends	-	-	28,096	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,122	16,030	20,607	34,882
Net Investment Income (Loss)	(12,122)	(16,030)	7,489	(34,882)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	76,836	88,097	69,096	529,275
Realized Gain (Loss) on Investments	41,170	102,985	6,955	49,165
Net Realized Capital Gains (Losses) on Investments	118,006	191,082	76,051	578,440
Net Change in Unrealized Appreciation (Depreciation)	(25,868)	(140,283)	86,331	(197,377)
Net Gain (Loss) on Investment	92,138	50,799	162,382	381,063

Net Increase (Decrease) in Net Assets Resulting from Operations	80,016	34,769	169,871	346,181

Increase (Decrease) in Net Assets from Contract Transactions	(124,967)	(379,569)	(388,680)	(375,947)

Total Increase (Decrease) in Net Assets	(44,951)	(344,800)	(218,809)	(29,766)

Net Assets as of December 31, 2025:	$ 780,028	$ 1,056,937	$ 1,425,316	$ 2,652,314

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Invesco Main Street Class A Shares	Invesco Main Street Mid Cap Class A Shares	Invesco Multi-Strategy Class A Shares	Invesco Value Opportunities Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,647,210	$ 2,181,634	$ 380,821	$ 376,156

Investment Income:
Reinvested Dividends	12,964	5,355	5,073	1,587
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,011	37,168	5,082	6,560
Net Investment Income (Loss)	(14,047)	(31,813)	(9)	(4,973)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	94,717	175,571	2,887	27,908
Realized Gain (Loss) on Investments	69,111	141,543	(1,523)	27,274
Net Realized Capital Gains (Losses) on Investments	163,828	317,114	1,364	55,182
Net Change in Unrealized Appreciation (Depreciation)	199,761	29,645	15,125	44,541
Net Gain (Loss) on Investment	363,589	346,759	16,489	99,723

Net Increase (Decrease) in Net Assets Resulting from Operations	349,542	314,946	16,480	94,750

Increase (Decrease) in Net Assets from Contract Transactions	(140,794)	(362,186)	(7,755)	(65,437)

Total Increase (Decrease) in Net Assets	208,748	(47,240)	8,725	29,313

Net Assets as of December 31, 2024:	$ 1,855,958	$ 2,134,394	$ 389,546	$ 405,469

Investment Income:
Reinvested Dividends	6,578	3,610	-	863
Investment Expense:
Mortality and Expense Risk and Administrative Charges	28,254	33,965	4,817	6,883
Net Investment Income (Loss)	(21,676)	(30,355)	(4,817)	(6,020)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	129,898	160,383	2,713	41,728
Realized Gain (Loss) on Investments	44,820	124,131	(2,160)	22,342
Net Realized Capital Gains (Losses) on Investments	174,718	284,514	553	64,070
Net Change in Unrealized Appreciation (Depreciation)	111,274	(113,565)	582	11,619
Net Gain (Loss) on Investment	285,992	170,949	1,135	75,689

Net Increase (Decrease) in Net Assets Resulting from Operations	264,316	140,594	(3,682)	69,669

Increase (Decrease) in Net Assets from Contract Transactions	(165,084)	(293,084)	(10,996)	(26,695)

Total Increase (Decrease) in Net Assets	99,232	(152,490)	(14,678)	42,974

Net Assets as of December 31, 2025:	$ 1,955,190	$ 1,981,904	$ 374,868	$ 448,443

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Janus Henderson Enterprise Class A Shares	Janus Henderson Forty Class A Shares	JPMorgan Small Cap Growth Class A Shares	Lord Abbett Affiliated Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 21,840,743	$ 4,647,156	$ 1,307,895	$ 1,350,694

Investment Income:
Reinvested Dividends	165,882	14,984	7,103	23,177
Investment Expense:
Mortality and Expense Risk and Administrative Charges	355,409	81,018	20,632	21,545
Net Investment Income (Loss)	(189,527)	(66,034)	(13,529)	1,632

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,190,486	430,908	-	57,679
Realized Gain (Loss) on Investments	1,153,144	679,102	6,533	50,121
Net Realized Capital Gains (Losses) on Investments	2,343,630	1,110,010	6,533	107,800
Net Change in Unrealized Appreciation (Depreciation)	548,562	82,327	140,350	82,113
Net Gain (Loss) on Investment	2,892,192	1,192,337	146,883	189,913

Net Increase (Decrease) in Net Assets Resulting from Operations	2,702,665	1,126,303	133,354	191,545

Increase (Decrease) in Net Assets from Contract Transactions	(4,626,689)	(1,076,131)	(231,499)	(214,580)

Total Increase (Decrease) in Net Assets	(1,924,024)	50,172	(98,145)	(23,035)

Net Assets as of December 31, 2024:	$ 19,916,719	$ 4,697,328	$ 1,209,750	$ 1,327,659

Investment Income:
Reinvested Dividends	34,483	-	-	14,263
Investment Expense:
Mortality and Expense Risk and Administrative Charges	312,564	74,534	18,412	20,539
Net Investment Income (Loss)	(278,081)	(74,534)	(18,412)	(6,276)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,315,716	496,894	78,928	78,465
Realized Gain (Loss) on Investments	509,059	421,703	(27,410)	75,251
Net Realized Capital Gains (Losses) on Investments	1,824,775	918,597	51,518	153,716
Net Change in Unrealized Appreciation (Depreciation)	(522,852)	(140,874)	26,543	21,062
Net Gain (Loss) on Investment	1,301,923	777,723	78,061	174,778

Net Increase (Decrease) in Net Assets Resulting from Operations	1,023,842	703,189	59,649	168,502

Increase (Decrease) in Net Assets from Contract Transactions	(2,781,675)	(975,184)	(136,677)	(210,860)

Total Increase (Decrease) in Net Assets	(1,757,833)	(271,995)	(77,028)	(42,358)

Net Assets as of December 31, 2025:	$ 18,158,886	$ 4,425,333	$ 1,132,722	$ 1,285,301

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Mid Cap Stock Class A Shares	MFS® Growth Class A Shares	MFS® Mid Cap Growth Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 8,547,443	$ 9,405,150	$ 10,845,931	$ 8,679,035

Investment Income:
Reinvested Dividends	490,929	51,381	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	126,154	136,755	146,262	113,990
Net Investment Income (Loss)	364,775	(85,374)	(146,262)	(113,990)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	772,752	1,401,246	624,756
Realized Gain (Loss) on Investments	(238,752)	524,494	2,049,729	938,537
Net Realized Capital Gains (Losses) on Investments	(238,752)	1,297,246	3,450,975	1,563,293
Net Change in Unrealized Appreciation (Depreciation)	303,710	14,196	(346,823)	(369,063)
Net Gain (Loss) on Investment	64,958	1,311,442	3,104,152	1,194,230

Net Increase (Decrease) in Net Assets Resulting from Operations	429,733	1,226,068	2,957,890	1,080,240

Increase (Decrease) in Net Assets from Contract Transactions	(1,058,500)	(1,392,151)	(3,121,869)	(1,428,878)

Total Increase (Decrease) in Net Assets	(628,767)	(166,083)	(163,979)	(348,638)

Net Assets as of December 31, 2024:	$ 7,918,676	$ 9,239,067	$ 10,681,952	$ 8,330,397

Investment Income:
Reinvested Dividends	457,588	35,928	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	113,623	117,185	136,516	105,682
Net Investment Income (Loss)	343,965	(81,257)	(136,516)	(105,682)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	528,184	1,432,655	1,100,833
Realized Gain (Loss) on Investments	(182,948)	465,404	1,727,813	753,020
Net Realized Capital Gains (Losses) on Investments	(182,948)	993,588	3,160,468	1,853,853
Net Change in Unrealized Appreciation (Depreciation)	335,458	(482,779)	(1,851,568)	(1,525,792)
Net Gain (Loss) on Investment	152,510	510,809	1,308,900	328,061

Net Increase (Decrease) in Net Assets Resulting from Operations	496,475	429,552	1,172,384	222,379

Increase (Decrease) in Net Assets from Contract Transactions	(1,067,767)	(1,551,169)	(2,270,805)	(626,545)

Total Increase (Decrease) in Net Assets	(571,292)	(1,121,617)	(1,098,421)	(404,166)

Net Assets as of December 31, 2025:	$ 7,347,384	$ 8,117,450	$ 9,583,531	$ 7,926,231

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	MFS® Research International Class A Shares	Nomura Mid Cap Growth Class A Shares	PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO Low Duration Class A Shares
	Subaccount	Subaccount(1)	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 5,152,248	$ -	$ 5,014,119	$ 29,139,752

Investment Income:
Reinvested Dividends	82,366	-	149,028	1,148,310
Investment Expense:
Mortality and Expense Risk and Administrative Charges	66,226	12,087	87,641	488,983
Net Investment Income (Loss)	16,140	(12,087)	61,387	659,327

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	109,572	-	-
Realized Gain (Loss) on Investments	266,284	1,107	(306,944)	(350,516)
Net Realized Capital Gains (Losses) on Investments	266,284	110,679	(306,944)	(350,516)
Net Change in Unrealized Appreciation (Depreciation)	(182,218)	(95,515)	387,265	510,990
Net Gain (Loss) on Investment	84,066	15,164	80,321	160,474

Net Increase (Decrease) in Net Assets Resulting from Operations	100,206	3,077	141,708	819,801

Increase (Decrease) in Net Assets from Contract Transactions	(474,507)	1,518,465	(87,206)	(1,985,355)

Total Increase (Decrease) in Net Assets	(374,301)	1,521,542	54,502	(1,165,554)

Net Assets as of December 31, 2024:	$ 4,777,947	$ 1,521,542	$ 5,068,621	$ 27,974,198

Investment Income:
Reinvested Dividends	76,574	-	375,423	1,052,942
Investment Expense:
Mortality and Expense Risk and Administrative Charges	62,232	19,373	80,778	438,274
Net Investment Income (Loss)	14,342	(19,373)	294,645	614,668

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	148,631	131,275	-	-
Realized Gain (Loss) on Investments	568,781	(13,365)	(661,472)	(322,861)
Net Realized Capital Gains (Losses) on Investments	717,412	117,910	(661,472)	(322,861)
Net Change in Unrealized Appreciation (Depreciation)	168,814	(100,223)	1,169,896	639,126
Net Gain (Loss) on Investment	886,226	17,687	508,424	316,265

Net Increase (Decrease) in Net Assets Resulting from Operations	900,568	(1,686)	803,069	930,933

Increase (Decrease) in Net Assets from Contract Transactions	(1,275,801)	(209,983)	(1,183,355)	(3,099,520)

Total Increase (Decrease) in Net Assets	(375,233)	(211,669)	(380,286)	(2,168,587)

Net Assets as of December 31, 2025:	$ 4,402,714	$ 1,309,873	$ 4,688,335	$ 25,805,611

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	PIMCO Real Return Class A Shares	PIMCO Total Return Class A Shares	Putnam International Equity Class A Shares	Putnam Large Cap Growth Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 19,325,213	$ 53,516,295	$ 9,278,635	$ 1,825,043

Investment Income:
Reinvested Dividends	532,567	2,193,304	90,583	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	317,652	803,874	120,481	25,420
Net Investment Income (Loss)	214,915	1,389,430	(29,898)	(25,420)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	336,684	78,289
Realized Gain (Loss) on Investments	(282,065)	(1,569,839)	211,829	390,302
Net Realized Capital Gains (Losses) on Investments	(282,065)	(1,569,839)	548,513	468,591
Net Change in Unrealized Appreciation (Depreciation)	186,400	600,600	(289,200)	77,316
Net Gain (Loss) on Investment	(95,665)	(969,239)	259,313	545,907

Net Increase (Decrease) in Net Assets Resulting from Operations	119,250	420,191	229,415	520,487

Increase (Decrease) in Net Assets from Contract Transactions	(1,323,150)	(4,691,999)	(702,802)	(546,900)

Total Increase (Decrease) in Net Assets	(1,203,900)	(4,271,808)	(473,387)	(26,413)

Net Assets as of December 31, 2024:	$ 18,121,313	$ 49,244,487	$ 8,805,248	$ 1,798,630

Investment Income:
Reinvested Dividends	608,601	1,974,691	192,527	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	284,163	718,922	116,258	23,255
Net Investment Income (Loss)	324,438	1,255,769	76,269	(23,255)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	654,550	102,496
Realized Gain (Loss) on Investments	(324,034)	(2,015,329)	592,188	105,306
Net Realized Capital Gains (Losses) on Investments	(324,034)	(2,015,329)	1,246,738	207,802
Net Change in Unrealized Appreciation (Depreciation)	1,031,508	4,081,057	1,396,710	37,741
Net Gain (Loss) on Investment	707,474	2,065,728	2,643,448	245,543

Net Increase (Decrease) in Net Assets Resulting from Operations	1,031,912	3,321,497	2,719,717	222,288

Increase (Decrease) in Net Assets from Contract Transactions	(2,512,884)	(7,440,087)	(2,937,870)	(130,477)

Total Increase (Decrease) in Net Assets	(1,480,972)	(4,118,590)	(218,153)	91,811

Net Assets as of December 31, 2025:	$ 16,640,341	$ 45,125,897	$ 8,587,095	$ 1,890,441

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Putnam Large Cap Value Class A Shares	TA Aegon Sustainable Equity Income Service Class	TA Asset Allocation - Conservative Class A Shares	TA Asset Allocation - Moderate Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 825,643	$ 2,567,186	$ 559,916	$ 1,316,550

Investment Income:
Reinvested Dividends	9,856	43,598	9,499	26,289
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,623	32,413	6,279	19,268
Net Investment Income (Loss)	(1,767)	11,185	3,220	7,021

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,250	-	-	36,890
Realized Gain (Loss) on Investments	33,612	(111,643)	3,325	40,538
Net Realized Capital Gains (Losses) on Investments	80,862	(111,643)	3,325	77,428
Net Change in Unrealized Appreciation (Depreciation)	62,208	442,449	14,640	13,776
Net Gain (Loss) on Investment	143,070	330,806	17,965	91,204

Net Increase (Decrease) in Net Assets Resulting from Operations	141,303	341,991	21,185	98,225

Increase (Decrease) in Net Assets from Contract Transactions	(92,600)	(552,110)	(263,629)	(83,492)

Total Increase (Decrease) in Net Assets	48,703	(210,119)	(242,444)	14,733

Net Assets as of December 31, 2024:	$ 874,346	$ 2,357,067	$ 317,472	$ 1,331,283

Investment Income:
Reinvested Dividends	10,525	32,228	8,401	31,519
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,709	29,845	4,847	20,027
Net Investment Income (Loss)	(1,184)	2,383	3,554	11,492

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	38,276	21,755	2,367	54,483
Realized Gain (Loss) on Investments	37,438	33,185	2,207	19,550
Net Realized Capital Gains (Losses) on Investments	75,714	54,940	4,574	74,033
Net Change in Unrealized Appreciation (Depreciation)	79,813	150,745	23,964	90,813
Net Gain (Loss) on Investment	155,527	205,685	28,538	164,846

Net Increase (Decrease) in Net Assets Resulting from Operations	154,343	208,068	32,092	176,338

Increase (Decrease) in Net Assets from Contract Transactions	(98,258)	(423,497)	(18,250)	(60,876)

Total Increase (Decrease) in Net Assets	56,085	(215,429)	13,842	115,462

Net Assets as of December 31, 2025:	$ 930,431	$ 2,141,638	$ 331,314	$ 1,446,745

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Asset Allocation - Moderate Growth Class A Shares	TA BlackRock Government Money Market Initial Class	TA Bond Class A Shares	TA International Focus Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,731,302	$ 5,735,835	$ 880,191	$ 66,480,045

Investment Income:
Reinvested Dividends	29,537	278,627	35,814	1,453,938
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,628	84,387	14,072	1,028,351
Net Investment Income (Loss)	3,909	194,240	21,742	425,587

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	66,147	-	-	2,002,178
Realized Gain (Loss) on Investments	(12,710)	-	(20,256)	537,470
Net Realized Capital Gains (Losses) on Investments	53,437	-	(20,256)	2,539,648
Net Change in Unrealized Appreciation (Depreciation)	128,983	-	322	(4,247,713)
Net Gain (Loss) on Investment	182,420	-	(19,934)	(1,708,065)

Net Increase (Decrease) in Net Assets Resulting from Operations	186,329	194,240	1,808	(1,282,478)

Increase (Decrease) in Net Assets from Contract Transactions	(336,399)	(525,306)	(35,883)	(5,130,149)

Total Increase (Decrease) in Net Assets	(150,070)	(331,066)	(34,075)	(6,412,627)

Net Assets as of December 31, 2024:	$ 1,581,232	$ 5,404,769	$ 846,116	$ 60,067,418

Investment Income:
Reinvested Dividends	25,947	329,834	33,115	943,021
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,857	120,423	12,856	923,666
Net Investment Income (Loss)	1,090	209,411	20,259	19,355

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	82,668	-	-	5,581,916
Realized Gain (Loss) on Investments	17,063	-	(30,917)	1,680,609
Net Realized Capital Gains (Losses) on Investments	99,731	-	(30,917)	7,262,525
Net Change in Unrealized Appreciation (Depreciation)	144,342	-	50,334	(4,054,549)
Net Gain (Loss) on Investment	244,073	-	19,417	3,207,976

Net Increase (Decrease) in Net Assets Resulting from Operations	245,163	209,411	39,676	3,227,331

Increase (Decrease) in Net Assets from Contract Transactions	(145,962)	9,389,996	(108,959)	(8,555,575)

Total Increase (Decrease) in Net Assets	99,201	9,599,407	(69,283)	(5,328,244)

Net Assets as of December 31, 2025:	$ 1,680,433	$ 15,004,176	$ 776,833	$ 54,739,174

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Multi-Managed Balanced Class A Shares	TA Small/Mid Cap Value Class A Shares	TA Sustainable Equity Income Class A Shares	TA T. Rowe Price Small Cap Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,497,664	$ 23,067,157	$ 40,961,183	$ 3,909,435

Investment Income:
Reinvested Dividends	24,004	164,142	517,044	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,253	369,094	624,656	60,238
Net Investment Income (Loss)	2,751	(204,952)	(107,612)	(60,238)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	85,530	2,201,193	2,508,088	148,721
Realized Gain (Loss) on Investments	25,766	1,144,476	(515,511)	(429,894)
Net Realized Capital Gains (Losses) on Investments	111,296	3,345,669	1,992,577	(281,173)
Net Change in Unrealized Appreciation (Depreciation)	70,536	(1,579,739)	3,678,379	749,832
Net Gain (Loss) on Investment	181,832	1,765,930	5,670,956	468,659

Net Increase (Decrease) in Net Assets Resulting from Operations	184,583	1,560,978	5,563,344	408,421

Increase (Decrease) in Net Assets from Contract Transactions	(228,184)	(3,704,639)	(9,563,651)	(1,009,125)

Total Increase (Decrease) in Net Assets	(43,601)	(2,143,661)	(4,000,307)	(600,704)

Net Assets as of December 31, 2024:	$ 1,454,063	$ 20,923,496	$ 36,960,876	$ 3,308,731

Investment Income:
Reinvested Dividends	21,651	196,574	432,597	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,340	326,108	551,524	51,997
Net Investment Income (Loss)	2,311	(129,534)	(118,927)	(51,997)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	62,209	1,656,018	-	583,931
Realized Gain (Loss) on Investments	33,369	1,546,986	1,129,516	(263,062)
Net Realized Capital Gains (Losses) on Investments	95,578	3,203,004	1,129,516	320,869
Net Change in Unrealized Appreciation (Depreciation)	55,097	(1,618,243)	2,087,694	(7,613)
Net Gain (Loss) on Investment	150,675	1,584,761	3,217,210	313,256

Net Increase (Decrease) in Net Assets Resulting from Operations	152,986	1,455,227	3,098,283	261,259

Increase (Decrease) in Net Assets from Contract Transactions	(195,577)	(3,450,098)	(6,002,591)	(358,201)

Total Increase (Decrease) in Net Assets	(42,591)	(1,994,871)	(2,904,308)	(96,942)

Net Assets as of December 31, 2025:	$ 1,411,472	$ 18,928,625	$ 34,056,568	$ 3,211,789

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA TSW International Equity Service Class	TA TSW Mid Cap Value Opportunities Service Class	TA US Growth Class A Shares	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,629,061	$ 1,720,797	$ 24,874,322	$ 325,216

Investment Income:
Reinvested Dividends	67,498	20,833	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,832	22,666	396,367	5,508
Net Investment Income (Loss)	24,666	(1,833)	(396,367)	(5,508)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	279,277	3,392,455	29,291
Realized Gain (Loss) on Investments	47,889	(14,765)	2,188,842	26,946
Net Realized Capital Gains (Losses) on Investments	47,889	264,512	5,581,297	56,237
Net Change in Unrealized Appreciation (Depreciation)	(25,262)	(151,899)	569,490	26,257
Net Gain (Loss) on Investment	22,627	112,613	6,150,787	82,494

Net Increase (Decrease) in Net Assets Resulting from Operations	47,293	110,780	5,754,420	76,986

Increase (Decrease) in Net Assets from Contract Transactions	(341,988)	(110,012)	(8,561,168)	(92,915)

Total Increase (Decrease) in Net Assets	(294,695)	768	(2,806,748)	(15,929)

Net Assets as of December 31, 2024:	$ 2,334,366	$ 1,721,565	$ 22,067,574	$ 309,287

Investment Income:
Reinvested Dividends	46,278	16,487	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,102	20,963	352,094	5,061
Net Investment Income (Loss)	7,176	(4,476)	(352,094)	(5,061)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	110,145	426,310	910,019	51,517
Realized Gain (Loss) on Investments	122,428	(143,448)	745,133	29,583
Net Realized Capital Gains (Losses) on Investments	232,573	282,862	1,655,152	81,100
Net Change in Unrealized Appreciation (Depreciation)	359,691	(153,605)	2,031,849	(31,066)
Net Gain (Loss) on Investment	592,264	129,257	3,687,001	50,034

Net Increase (Decrease) in Net Assets Resulting from Operations	599,440	124,781	3,334,907	44,973

Increase (Decrease) in Net Assets from Contract Transactions	(613,837)	(374,276)	(5,084,277)	(42,376)

Total Increase (Decrease) in Net Assets	(14,397)	(249,495)	(1,749,370)	2,597

Net Assets as of December 31, 2025:	$ 2,319,969	$ 1,472,070	$ 20,318,204	$ 311,884

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Victory Pioneer Class A Shares	Victory Pioneer High Yield Class A Shares	Victory Pioneer Select Mid Cap Growth Class A Shares	Virtus AllianzGI Dividend Value Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,174,534	$ 1,906,733	$ 212,458	$ 2,694,623

Investment Income:
Reinvested Dividends	5,416	114,309	-	34,565
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,397	33,021	3,509	43,978
Net Investment Income (Loss)	(11,981)	81,288	(3,509)	(9,413)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	125,898	-	24,362	43,590
Realized Gain (Loss) on Investments	172,747	(19,265)	876	(19,946)
Net Realized Capital Gains (Losses) on Investments	298,645	(19,265)	25,238	23,644
Net Change in Unrealized Appreciation (Depreciation)	(99,489)	63,249	21,531	78,008
Net Gain (Loss) on Investment	199,156	43,984	46,769	101,652

Net Increase (Decrease) in Net Assets Resulting from Operations	187,175	125,272	43,260	92,239

Increase (Decrease) in Net Assets from Contract Transactions	(321,969)	(81,945)	(44,535)	(307,344)

Total Increase (Decrease) in Net Assets	(134,794)	43,327	(1,275)	(215,105)

Net Assets as of December 31, 2024:	$ 1,039,740	$ 1,950,060	$ 211,183	$ 2,479,518

Investment Income:
Reinvested Dividends	1,947	107,279	-	48,212
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,285	31,290	3,220	38,123
Net Investment Income (Loss)	(12,338)	75,989	(3,220)	10,089

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	81,464	-	32,673	202,540
Realized Gain (Loss) on Investments	71,791	(21,188)	663	(28,183)
Net Realized Capital Gains (Losses) on Investments	153,255	(21,188)	33,336	174,357
Net Change in Unrealized Appreciation (Depreciation)	10,928	49,943	1,477	(46,903)
Net Gain (Loss) on Investment	164,183	28,755	34,813	127,454

Net Increase (Decrease) in Net Assets Resulting from Operations	151,845	104,744	31,593	137,543

Increase (Decrease) in Net Assets from Contract Transactions	(295,985)	(212,399)	(38,261)	(433,617)

Total Increase (Decrease) in Net Assets	(144,140)	(107,655)	(6,668)	(296,074)

Net Assets as of December 31, 2025:	$ 895,600	$ 1,842,405	$ 204,515	$ 2,183,444

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

Virtus AllianzGI Small-Cap Value Class A Shares
Subaccount

Net Assets as of December 31, 2023:	$ 3,120,429

Investment Income:
Reinvested Dividends	35,318
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,497
Net Investment Income (Loss)	(6,179)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	87,564
Realized Gain (Loss) on Investments	(343,250)
Net Realized Capital Gains (Losses) on Investments	(255,686)
Net Change in Unrealized Appreciation (Depreciation)	387,294
Net Gain (Loss) on Investment	131,608

Net Increase (Decrease) in Net Assets Resulting from Operations	125,429

Increase (Decrease) in Net Assets from Contract Transactions	(456,814)

Total Increase (Decrease) in Net Assets	(331,385)

Net Assets as of December 31, 2024:	$ 2,789,044

Investment Income:
Reinvested Dividends	19,577
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,088
Net Investment Income (Loss)	(15,511)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,870
Realized Gain (Loss) on Investments	(82,343)
Net Realized Capital Gains (Losses) on Investments	(3,473)
Net Change in Unrealized Appreciation (Depreciation)	(2,346)
Net Gain (Loss) on Investment	(5,819)

Net Increase (Decrease) in Net Assets Resulting from Operations	(21,330)

Increase (Decrease) in Net Assets from Contract Transactions	(364,390)

Total Increase (Decrease) in Net Assets	(385,720)

Net Assets as of December 31, 2025:	$ 2,403,324

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

1. Organization

Organization
Merrill Lynch Life Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® and Merrill Lynch IRA Annuity®.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Large Cap Value Class A Shares	AB Large Cap Value Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
American Funds	American Funds
American Funds - EUPAC Class F -1 Shares	American Funds - EUPAC Fund Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund Class F -1 Shares
American Funds - The Bond Fund of America® Class A Shares	American Funds - The Bond Fund of America® Fund Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	American Funds - The Bond Fund of America® Fund Class F -1 Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund Class A Shares
The Managers Fund	The Managers Fund
AMG Renaissance Large Cap Growth Class N Shares	AMG Renaissance Large Cap Growth Class N Shares
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Advantage Global Investor A Shares	BlackRock Advantage Global Fund Investor A Shares
BlackRock Advantage International Investor A Shares	BlackRock Advantage International Investor A Shares
BlackRock Advantage Large Cap Core Investor A Shares	BlackRock Advantage Large Cap Core Fund Investor A Shares
BlackRock Advantage Large Cap Value Investor A Shares	BlackRock Advantage Large Cap Value Fund Investor A Shares
BlackRock Advantage SMID Investor A Shares	BlackRock Advantage SMID Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock High Yield Investor A Shares	BlackRock High Yield Portfolio Investor A Shares

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	BlackRock iShares MSCI EAFE International Index Fund Investor A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	BlackRock iShares Russell 2000 Small-Cap Index Fund Investor A Shares
BlackRock iShares S&P 500 Index Investor A Shares	BlackRock iShares S&P 500 Index Fund Investor A Shares
BlackRock Large Cap Focus Growth Investor A Shares	BlackRock Large Cap Growth Fund Investor A Shares
BlackRock Large Cap Focus Value Investor A Shares	BlackRock Large Cap Focus Value Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Portfolio Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Investor A Shares
BNY Mellon Fund	BNY Mellon Fund
BNY Mellon Appreciation Investor Shares	BNY Mellon Appreciation Investor Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Class Fund A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Class A Shares	Columbia Large Cap Growth Opportunity Fund Class A Shares
Columbia Select Mid Cap Growth Class A Shares	Columbia Select Mid Cap Growth Class A Shares
Columbia Select Small Cap Value Class A Shares	Columbia Select Small Cap Value Fund Class A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Class A Shares
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Hermes Kaufmann Class A Shares	Federated Hermes Kaufmann Fund Class A Shares
Federated Hermes Strategic Dividend Growth Class A Shares	Federated Hermes Strategic Dividend Growth Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Templeton Funds	Templeton Funds
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Discovery Large Cap Class A Shares	Invesco Discovery Large Cap Fund Class A Shares
Invesco Discovery Mid Cap Growth Class A Shares	Invesco Discovery Mid Cap Growth Fund Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Global Class A Shares	Invesco Global Fund Class A Shares
Invesco Main Street Class A Shares	Invesco Main Street Fund Class A Shares

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco Main Street Mid Cap Class A Shares	Invesco Main Street Mid Cap Fund Class A Shares
Invesco Multi-Strategy Class A Shares	Invesco Multi-Strategy Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Henderson Enterprise Class A Shares	Janus Henderson Enterprise Portfolio Class A Shares
Janus Henderson Forty Class A Shares	Janus Henderson Forty Portfolio Class A Shares
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
Nomura Investment Management Business Trust	Nomura Investment Management Business Trust
Nomura Mid Cap Growth Class A Shares	Nomura Mid Cap Growth Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Putnam Funds	Putnam Funds
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Putnam Large Cap Growth Class A Shares	Putnam Large Cap Growth Class A Shares
Putnam Large Cap Value Class A Shares	Putnam Large Cap Value Class A Shares
Transamerica Funds	Transamerica Funds
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Asset Allocation - Conservative Class A Shares	Transamerica Asset Allocation - Conservative Class A Shares
TA Asset Allocation - Moderate Class A Shares	Transamerica Asset Allocation - Moderate Class A Shares
TA Asset Allocation - Moderate Growth Class A Shares	Transamerica Asset Allocation - Moderate Growth Class A Shares
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Bond Class A Shares	Transamerica Bond Class A Shares
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Multi-Managed Balanced Class A Shares	Transamerica Multi-Managed Balanced Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value Class A Shares
TA Sustainable Equity Income Class A Shares	Transamerica Sustainable Equity Income Class A Shares
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA TSW Mid Cap Value Opportunities Service Class	Transamerica TSW Mid Cap Value Opportunities VP Service Class
TA US Growth Class A Shares	Transamerica US Growth Class A Shares

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Funds	Transamerica Funds
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Victory Portfolios IV	Victory Portfolios IV
Victory Pioneer Class A Shares	Victory Pioneer Fund Class A Shares
Victory Pioneer High Yield Class A Shares	Victory Pioneer High Yield Fund Class A Shares
Victory Pioneer Select Mid Cap Growth Class A Shares	Victory Pioneer Select Mid Cap Growth Fund Class A Shares
Virtus Funds	Allianz Funds
Virtus AllianzGI Dividend Value Class A Shares	Virtus AllianzGI Dividend Value Fund Class A Shares
Virtus AllianzGI Small-Cap Value Class A Shares	Virtus AllianzGI Small-Cap Value Fund Class A Shares

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Fidelity Advisor® Overseas Class A Shares	November 21, 2025
Nomura Mid Cap Growth Class A Shares	June 7, 2024

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:

Subaccount	Formerly
American Funds - EUPAC Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
Federated Hermes Strategic Dividend Growth Class A Shares	Federated Hermes Equity Income Class A Shares
Invesco Multi-Strategy Class A Shares	Invesco Fundamental Alternatives Class A Shares
Nomura Mid Cap Growth Class A Shares	Macquarie Mid Cap Growth Class A Shares
Victory Pioneer Class A Shares	Pioneer Class A Shares
Victory Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Victory Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Class A Shares

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Discovery Value Class A Shares	$225,930	$366,909
AB International Value Class A Shares	53,563	361,542
AB Large Cap Growth Class A Shares	318,655	453,373
AB Large Cap Value Class A Shares	195,185	79,841
AB Relative Value Class A Shares	349,299	734,741
American Funds - EUPAC Class F -1 Shares	453,262	623,083
American Funds - Growth Fund of America® Class F -1 Shares	1,495,875	3,610,030
American Funds - Income Fund of America® Class F -1 Shares	245,473	612,710
American Funds - Investment Company of America® Class F -1 Shares	571,784	998,758
American Funds - The Bond Fund of America® Class A Shares	94,822	499,446
American Funds - The Bond Fund of America® Class F -1 Shares	93,481	286,410
American Funds - The Growth Fund of America® Class A Shares	3,767,089	6,908,595
American Funds - The Income Fund of America® Class A Shares	722,597	1,479,584
American Funds - The Investment Company of America® Class A Shares	2,057,772	3,336,345
AMG Renaissance Large Cap Growth Class N Shares	4,927	16,870
BlackRock Advantage Global Investor A Shares	25,317	62,487
BlackRock Advantage International Investor A Shares	240,058	416,283
BlackRock Advantage Large Cap Core Investor A Shares	528,539	847,282
BlackRock Advantage Large Cap Value Investor A Shares	671,305	904,686
BlackRock Advantage SMID Investor A Shares	271,499	614,545
BlackRock Capital Appreciation Investor A Shares	7,902,640	8,722,336
BlackRock Global Allocation Investor A Shares	5,519,816	11,798,537
BlackRock High Yield Investor A Shares	1,187,726	2,324,885
BlackRock International Investor A Shares	92,863	303,954
BlackRock iShares MSCI EAFE International Index Investor A Shares	10,472	24,470
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	1,051	3,644
BlackRock iShares S&P 500 Index Investor A Shares	1,393,259	5,895,833
BlackRock Large Cap Focus Growth Investor A Shares	678,023	991,081
BlackRock Large Cap Focus Value Investor A Shares	3,062,042	5,083,501
BlackRock Low Duration Bond Investor A Shares	1,938	8,341
BlackRock Total Return Investor A Shares	4,269,802	8,464,582
BNY Mellon Appreciation Investor Shares	1,513,482	1,535,838
Cohen & Steers Real Estate Securities Class A Shares	38,601	85,168
Columbia Large Cap Growth Opportunity Class A Shares	501,788	1,083,893
Columbia Select Mid Cap Growth Class A Shares	84,970	119,493
Columbia Select Small Cap Value Class A Shares	1,449,336	1,580,563

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
Davis New York Venture Class A Shares	2,363,272	4,935,091
Eaton Vance Floating-Rate Class A Shares	$455,879	$640,405
Eaton Vance Large-Cap Value Class A Shares	434,438	754,805
Federated Hermes Kaufmann Class A Shares	462,040	818,118
Federated Hermes Strategic Dividend Growth Class A Shares	378,154	147,808
Fidelity Advisor® Equity Growth Class A Shares	18,378	191,189
Fidelity Advisor® Overseas Class A Shares	463,672	3,219
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	53,191	87,899
Franklin Templeton Growth Class A Shares	309,181	407,607
Invesco American Franchise Fund Class A Shares	92,971	39,492
Invesco Charter Class A Shares	23,511	80,457
Invesco Comstock Class A Shares	2,588,009	6,046,930
Invesco Discovery Large Cap Class A Shares	102,014	162,267
Invesco Discovery Mid Cap Growth Class A Shares	106,926	414,427
Invesco Equity and Income Class A Shares	128,295	440,391
Invesco Global Class A Shares	560,125	441,680
Invesco Main Street Class A Shares	172,426	229,289
Invesco Main Street Mid Cap Class A Shares	369,174	532,232
Invesco Multi-Strategy Class A Shares	8,400	21,501
Invesco Value Opportunities Class A Shares	76,947	67,931
Janus Henderson Enterprise Class A Shares	2,193,775	3,937,812
Janus Henderson Forty Class A Shares	1,003,361	1,556,188
JPMorgan Small Cap Growth Class A Shares	163,102	239,261
Lord Abbett Affiliated Class A Shares	185,168	323,840
Lord Abbett Bond-Debenture Class A Shares	921,924	1,645,616
Lord Abbett Mid Cap Stock Class A Shares	710,627	1,814,872
MFS® Growth Class A Shares	2,253,924	3,228,587
MFS® Mid Cap Growth Class A Shares	1,976,069	1,607,464
MFS® Research International Class A Shares	312,220	1,425,046
Nomura Mid Cap Growth Class A Shares	177,297	275,377
PIMCO CommodityRealReturn Strategy Class A Shares	746,623	1,635,334
PIMCO Low Duration Class A Shares	2,917,066	5,402,002
PIMCO Real Return Class A Shares	1,809,508	3,997,567
PIMCO Total Return Class A Shares	4,753,130	10,937,162
Putnam International Equity Class A Shares	870,881	3,077,956
Putnam Large Cap Growth Class A Shares	136,282	187,518

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
Putnam Large Cap Value Class A Shares	53,217	114,384
TA Aegon Sustainable Equity Income Service Class	68,470	467,828
TA Asset Allocation - Conservative Class A Shares	$12,747	$25,076
TA Asset Allocation - Moderate Class A Shares	254,629	249,530
TA Asset Allocation - Moderate Growth Class A Shares	108,614	170,816
TA BlackRock Government Money Market Initial Class	16,016,644	6,417,151
TA Bond Class A Shares	131,371	220,046
TA International Focus Initial Class	11,940,198	14,894,489
TA Multi-Managed Balanced Class A Shares	85,516	216,571
TA Small/Mid Cap Value Class A Shares	2,933,518	4,857,131
TA Sustainable Equity Income Class A Shares	1,348,215	7,469,740
TA T. Rowe Price Small Cap Service Class	721,615	547,880
TA TSW International Equity Service Class	200,329	696,844
TA TSW Mid Cap Value Opportunities Service Class	453,692	406,134
TA US Growth Class A Shares	3,262,347	7,788,684
TA WMC US Growth Service Class	118,818	114,736
Victory Pioneer Class A Shares	604,196	831,069
Victory Pioneer High Yield Class A Shares	215,593	351,898
Victory Pioneer Select Mid Cap Growth Class A Shares	83,213	92,020
Virtus AllianzGI Dividend Value Class A Shares	382,267	603,254
Virtus AllianzGI Small-Cap Value Class A Shares	98,447	399,477

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Discovery Value Class A Shares	3,569	(9,023)	(5,454)	5,007	(13,598)	(8,591)
AB International Value Class A Shares	2,317	(39,505)	(37,188)	19,966	(35,262)	(15,296)
AB Large Cap Growth Class A Shares	887	(3,842)	(2,955)	930	(4,133)	(3,203)
AB Large Cap Value Class A Shares	6,255	(2,980)	3,275	187	(9,017)	(8,830)
AB Relative Value Class A Shares	2,534	(12,008)	(9,474)	2,966	(15,211)	(12,245)
American Funds - EUPAC Class F -1 Shares	6,541	(19,910)	(13,369)	14,875	(31,839)	(16,964)
American Funds - Growth Fund of America® Class F -1 Shares	6,686	(51,929)	(45,243)	10,611	(50,580)	(39,969)
American Funds - Income Fund of America® Class F -1 Shares	171	(17,860)	(17,689)	-	(10,691)	(10,691)
American Funds - Investment Company of America® Class F -1 Shares	1,193	(17,752)	(16,559)	-	(22,859)	(22,859)
American Funds - The Bond Fund of America® Class A Shares	-	(29,356)	(29,356)	813	(26,866)	(26,053)
American Funds - The Bond Fund of America® Class F -1 Shares	2,986	(20,752)	(17,766)	5,632	(31,004)	(25,372)
American Funds - The Growth Fund of America® Class A Shares	1,118	(64,797)	(63,679)	5,009	(85,031)	(80,022)
American Funds - The Income Fund of America® Class A Shares	518	(30,220)	(29,702)	2,387	(38,978)	(36,591)
American Funds - The Investment Company of America® Class A Shares	676	(40,335)	(39,659)	5,597	(73,592)	(67,995)
AMG Renaissance Large Cap Growth Class N Shares	56	(619)	(563)	542	(1,980)	(1,438)
BlackRock Advantage Global Investor A Shares	-	(1,192)	(1,192)	1,257	(2,020)	(763)
BlackRock Advantage International Investor A Shares	5,399	(16,364)	(10,965)	3,117	(13,869)	(10,752)
BlackRock Advantage Large Cap Core Investor A Shares	2,208	(14,865)	(12,657)	2,875	(23,240)	(20,365)
BlackRock Advantage Large Cap Value Investor A Shares	11,351	(23,525)	(12,174)	4,672	(18,572)	(13,900)
BlackRock Advantage SMID Investor A Shares	2,057	(11,786)	(9,729)	3,594	(15,368)	(11,774)
BlackRock Capital Appreciation Investor A Shares	48,623	(119,718)	(71,095)	25,303	(196,453)	(171,150)
BlackRock Global Allocation Investor A Shares	15,160	(347,395)	(332,235)	18,532	(348,499)	(329,967)
BlackRock High Yield Investor A Shares	23,949	(120,216)	(96,267)	39,348	(138,572)	(99,224)
BlackRock International Investor A Shares	4,387	(17,069)	(12,682)	8,594	(16,429)	(7,835)
BlackRock iShares MSCI EAFE International Index Investor A Shares	319	(1,008)	(689)	1,243	(1,524)	(281)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	(88)	(88)	-	(54)	(54)
BlackRock iShares S&P 500 Index Investor A Shares	28,489	(137,260)	(108,771)	45,639	(205,828)	(160,189)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock Large Cap Focus Growth Investor A Shares	9,331	(43,872)	(34,541)	8,950	(42,614)	(33,664)
BlackRock Large Cap Focus Value Investor A Shares	9,153	(119,595)	(110,442)	23,197	(127,067)	(103,870)
BlackRock Low Duration Bond Investor A Shares	-	(706)	(706)	-	(1,326)	(1,326)
BlackRock Total Return Investor A Shares	180,878	(570,927)	(390,049)	273,226	(529,427)	(256,201)
BNY Mellon Appreciation Investor Shares	9,613	(31,291)	(21,678)	14,903	(47,575)	(32,672)
Cohen & Steers Real Estate Securities Class A Shares	763	(2,264)	(1,501)	619	(1,923)	(1,304)
Columbia Large Cap Growth Opportunity Class A Shares	7,919	(33,684)	(25,765)	3,205	(37,294)	(34,089)
Columbia Select Mid Cap Growth Class A Shares	1,137	(3,371)	(2,234)	506	(5,065)	(4,559)
Columbia Select Small Cap Value Class A Shares	12,918	(25,275)	(12,357)	4,467	(24,982)	(20,515)
Davis New York Venture Class A Shares	10,219	(96,513)	(86,294)	13,235	(88,598)	(75,363)
Eaton Vance Floating-Rate Class A Shares	16,625	(36,607)	(19,982)	23,698	(42,685)	(18,987)
Eaton Vance Large-Cap Value Class A Shares	10,582	(27,633)	(17,051)	17,163	(37,202)	(20,039)
Federated Hermes Kaufmann Class A Shares	5,079	(17,553)	(12,474)	3,333	(23,787)	(20,454)
Federated Hermes Strategic Dividend Growth Class A Shares	7,214	(6,219)	995	1,360	(10,059)	(8,699)
Fidelity Advisor® Equity Growth Class A Shares	27	(1,589)	(1,562)	-	(3,607)	(3,607)
Fidelity Advisor® Overseas Class A Shares	46,273	(245)	46,028	-	-	-
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	(1,243)	(1,243)	-	(1,087)	(1,087)
Franklin Templeton Growth Class A Shares	294	(16,188)	(15,894)	3,387	(32,221)	(28,834)
Invesco American Franchise Fund Class A Shares	406	(732)	(326)	6	(2,397)	(2,391)
Invesco Charter Class A Shares	72	(1,986)	(1,914)	121	(686)	(565)
Invesco Comstock Class A Shares	15,363	(120,471)	(105,108)	21,122	(151,179)	(130,057)
Invesco Discovery Large Cap Class A Shares	598	(3,047)	(2,449)	306	(6,373)	(6,067)
Invesco Discovery Mid Cap Growth Class A Shares	1,165	(23,734)	(22,569)	-	(7,848)	(7,848)
Invesco Equity and Income Class A Shares	712	(9,222)	(8,510)	191	(9,908)	(9,717)
Invesco Global Class A Shares	479	(6,041)	(5,562)	25	(5,325)	(5,300)
Invesco Main Street Class A Shares	867	(3,521)	(2,654)	6,286	(9,029)	(2,743)
Invesco Main Street Mid Cap Class A Shares	5,337	(12,445)	(7,108)	2,532	(12,050)	(9,518)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Invesco Multi-Strategy Class A Shares	345	(1,019)	(674)	227	(696)	(469)
Invesco Value Opportunities Class A Shares	9,686	(17,183)	(7,497)	1,090	(22,631)	(21,541)
Janus Henderson Enterprise Class A Shares	13,422	(54,992)	(41,570)	12,477	(85,485)	(73,008)
Janus Henderson Forty Class A Shares	8,180	(23,104)	(14,924)	12,115	(31,457)	(19,342)
JPMorgan Small Cap Growth Class A Shares	2,675	(6,200)	(3,525)	1,747	(8,355)	(6,608)
Lord Abbett Affiliated Class A Shares	2,736	(9,119)	(6,383)	3,336	(10,853)	(7,517)
Lord Abbett Bond-Debenture Class A Shares	20,243	(63,450)	(43,207)	20,432	(63,909)	(43,477)
Lord Abbett Mid Cap Stock Class A Shares	4,060	(42,960)	(38,900)	7,156	(45,489)	(38,333)
MFS® Growth Class A Shares	14,465	(47,589)	(33,124)	6,556	(62,070)	(55,514)
MFS® Mid Cap Growth Class A Shares	14,434	(23,662)	(9,228)	4,540	(28,607)	(24,067)
MFS® Research International Class A Shares	2,305	(36,868)	(34,563)	7,763	(21,568)	(13,805)
Nomura Mid Cap Growth Class A Shares	4,986	(25,646)	(20,660)	159,103	(5,508)	153,595
PIMCO CommodityRealReturn Strategy Class A Shares	46,450	(185,697)	(139,247)	118,880	(128,634)	(9,754)
PIMCO Low Duration Class A Shares	159,151	(422,333)	(263,182)	296,654	(467,414)	(170,760)
PIMCO Real Return Class A Shares	84,052	(259,345)	(175,293)	139,903	(233,794)	(93,891)
PIMCO Total Return Class A Shares	178,504	(648,511)	(470,007)	258,430	(561,877)	(303,447)
Putnam International Equity Class A Shares	832	(90,459)	(89,627)	19,762	(44,247)	(24,485)
Putnam Large Cap Growth Class A Shares	936	(4,183)	(3,247)	1,896	(17,861)	(15,965)
Putnam Large Cap Value Class A Shares	195	(4,296)	(4,101)	11	(4,400)	(4,389)
TA Aegon Sustainable Equity Income Service Class	1,034	(31,476)	(30,442)	3,009	(48,237)	(45,228)
TA Asset Allocation - Conservative Class A Shares	152	(1,584)	(1,432)	7,234	(29,874)	(22,640)
TA Asset Allocation - Moderate Class A Shares	11,598	(15,636)	(4,038)	28,205	(35,457)	(7,252)
TA Asset Allocation - Moderate Growth Class A Shares	-	(9,049)	(9,049)	-	(22,981)	(22,981)
TA BlackRock Government Money Market Initial Class	1,475,902	(596,368)	879,534	214,558	(265,834)	(51,276)
TA Bond Class A Shares	69,802	(148,763)	(78,961)	64,681	(91,088)	(26,407)
TA International Focus Initial Class	424,548	(1,081,644)	(657,096)	535,906	(927,823)	(391,917)
TA Multi-Managed Balanced Class A Shares	96	(10,614)	(10,518)	134	(13,855)	(13,721)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Small/Mid Cap Value Class A Shares	34,946	(141,445)	(106,499)	42,826	(160,737)	(117,911)
TA Sustainable Equity Income Class A Shares	52,441	(398,927)	(346,486)	49,469	(643,850)	(594,381)
TA T. Rowe Price Small Cap Service Class	8,669	(28,002)	(19,333)	4,444	(62,493)	(58,049)
TA TSW International Equity Service Class	3,471	(49,178)	(45,707)	8,890	(36,840)	(27,950)
TA TSW Mid Cap Value Opportunities Service Class	691	(24,103)	(23,412)	4,527	(12,017)	(7,490)
TA US Growth Class A Shares	53,684	(146,041)	(92,357)	23,200	(218,424)	(195,224)
TA WMC US Growth Service Class	2,211	(3,661)	(1,450)	250	(3,896)	(3,646)
Victory Pioneer Class A Shares	8,549	(14,326)	(5,777)	8,277	(15,682)	(7,405)
Victory Pioneer High Yield Class A Shares	5,107	(15,162)	(10,055)	7,490	(11,372)	(3,882)
Victory Pioneer Select Mid Cap Growth Class A Shares	944	(1,802)	(858)	84	(1,132)	(1,048)
Virtus AllianzGI Dividend Value Class A Shares	6,880	(28,696)	(21,816)	6,461	(21,701)	(15,240)
Virtus AllianzGI Small-Cap Value Class A Shares	-	(8,894)	(8,894)	1,337	(11,666)	(10,329)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Discovery Value Class A Shares	$134,048	$(341,378)	$(207,330)	$191,967	$(507,538)	$(315,571)
AB International Value Class A Shares	21,562	(342,559)	(320,997)	148,458	(266,673)	(118,215)
AB Large Cap Growth Class A Shares	96,881	(425,231)	(328,350)	91,874	(390,413)	(298,539)
AB Large Cap Value Class A Shares	150,895	(72,559)	78,336	4,260	(208,707)	(204,447)
AB Relative Value Class A Shares	144,531	(688,004)	(543,473)	161,189	(822,520)	(661,331)
American Funds - EUPAC Class F -1 Shares	208,665	(593,630)	(384,965)	416,728	(871,247)	(454,519)
American Funds - Growth Fund of America® Class F -1 Shares	438,657	(3,431,048)	(2,992,391)	622,422	(2,911,678)	(2,289,256)
American Funds - Income Fund of America® Class F -1 Shares	5,227	(571,438)	(566,211)	-	(302,588)	(302,588)
American Funds - Investment Company of America® Class F -1 Shares	55,809	(917,029)	(861,220)	-	(1,061,997)	(1,061,997)
American Funds - The Bond Fund of America® Class A Shares	-	(470,007)	(470,007)	12,521	(419,530)	(407,009)
American Funds - The Bond Fund of America® Class F -1 Shares	39,226	(264,814)	(225,588)	69,845	(386,344)	(316,499)
American Funds - The Growth Fund of America® Class A Shares	111,782	(6,427,555)	(6,315,773)	411,037	(7,103,931)	(6,692,894)
American Funds - The Income Fund of America® Class A Shares	24,301	(1,381,580)	(1,357,279)	94,445	(1,610,539)	(1,516,094)
American Funds - The Investment Company of America® Class A Shares	51,996	(3,076,360)	(3,024,364)	349,871	(4,682,197)	(4,332,326)
AMG Renaissance Large Cap Growth Class N Shares	1,344	(16,226)	(14,882)	11,019	(44,179)	(33,160)
BlackRock Advantage Global Investor A Shares	-	(57,705)	(57,705)	48,566	(81,529)	(32,963)
BlackRock Advantage International Investor A Shares	141,672	(393,251)	(251,579)	63,920	(290,255)	(226,335)
BlackRock Advantage Large Cap Core Investor A Shares	106,027	(774,107)	(668,080)	127,885	(1,081,833)	(953,948)
BlackRock Advantage Large Cap Value Investor A Shares	415,637	(861,879)	(446,242)	156,454	(623,796)	(467,342)
BlackRock Advantage SMID Investor A Shares	67,469	(562,699)	(495,230)	163,184	(716,302)	(553,118)
BlackRock Capital Appreciation Investor A Shares	2,989,850	(8,302,784)	(5,312,934)	1,550,021	(11,820,257)	(10,270,236)
BlackRock Global Allocation Investor A Shares	441,117	(10,940,030)	(10,498,913)	529,501	(10,111,516)	(9,582,015)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BlackRock High Yield Investor A Shares	432,609	(2,147,271)	(1,714,662)	648,773	(2,340,091)	(1,691,318)
BlackRock International Investor A Shares	$70,475	$(281,146)	$(210,671)	$136,488	$(263,258)	$(126,770)
BlackRock iShares MSCI EAFE International Index Investor A Shares	6,670	(22,660)	(15,990)	25,310	(32,476)	(7,166)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	(3,062)	(3,062)	-	(1,825)	(1,825)
BlackRock iShares S&P 500 Index Investor A Shares	1,098,333	(5,588,993)	(4,490,660)	1,628,140	(7,278,974)	(5,650,834)
BlackRock Large Cap Focus Growth Investor A Shares	177,700	(943,114)	(765,414)	166,711	(774,218)	(607,507)
BlackRock Large Cap Focus Value Investor A Shares	355,918	(4,801,169)	(4,445,251)	778,420	(4,495,017)	(3,716,597)
BlackRock Low Duration Bond Investor A Shares	1	(7,610)	(7,609)	-	(13,387)	(13,387)
BlackRock Total Return Investor A Shares	2,518,415	(7,896,238)	(5,377,823)	3,623,721	(7,138,359)	(3,514,638)
BNY Mellon Appreciation Investor Shares	448,194	(1,440,557)	(992,363)	660,984	(2,053,293)	(1,392,309)
Cohen & Steers Real Estate Securities Class A Shares	26,703	(79,666)	(52,963)	19,728	(60,992)	(41,264)
Columbia Large Cap Growth Opportunity Class A Shares	199,538	(1,009,669)	(810,131)	82,119	(964,111)	(881,992)
Columbia Select Mid Cap Growth Class A Shares	33,980	(112,812)	(78,832)	13,430	(140,686)	(127,256)
Columbia Select Small Cap Value Class A Shares	698,911	(1,484,190)	(785,279)	243,200	(1,416,350)	(1,173,150)
Davis New York Venture Class A Shares	444,632	(4,696,687)	(4,252,055)	515,302	(3,652,457)	(3,137,155)
Eaton Vance Floating-Rate Class A Shares	275,816	(602,140)	(326,324)	373,614	(676,008)	(302,394)
Eaton Vance Large-Cap Value Class A Shares	279,650	(713,167)	(433,517)	419,559	(934,114)	(514,555)
Federated Hermes Kaufmann Class A Shares	209,577	(778,121)	(568,544)	136,668	(970,781)	(834,113)
Federated Hermes Strategic Dividend Growth Class A Shares	158,529	(132,171)	26,358	28,344	(199,180)	(170,836)
Fidelity Advisor® Equity Growth Class A Shares	2,427	(158,627)	(156,200)	-	(313,146)	(313,146)
Fidelity Advisor® Overseas Class A Shares	463,164	(2,539)	460,625	-	-	-
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	(79,011)	(79,011)	-	(64,262)	(64,262)
Franklin Templeton Growth Class A Shares	5,837	(375,376)	(369,539)	79,093	(674,599)	(595,506)
Invesco American Franchise Fund Class A Shares	16,912	(31,833)	(14,921)	238	(89,206)	(88,968)
Invesco Charter Class A Shares	2,458	(76,250)	(73,792)	4,398	(23,588)	(19,190)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Invesco Comstock Class A Shares	705,396	(5,705,178)	(4,999,782)	864,627	(6,570,078)	(5,705,451)
Invesco Discovery Large Cap Class A Shares	25,356	(150,323)	(124,967)	15,245	(276,097)	(260,852)
Invesco Discovery Mid Cap Growth Class A Shares	$19,113	$(398,682)	$(379,569)	$-	$(122,627)	$(122,627)
Invesco Equity and Income Class A Shares	31,333	(420,013)	(388,680)	7,330	(393,619)	(386,289)
Invesco Global Class A Shares	31,218	(407,165)	(375,947)	1,579	(319,786)	(318,207)
Invesco Main Street Class A Shares	36,268	(201,352)	(165,084)	275,800	(416,594)	(140,794)
Invesco Main Street Mid Cap Class A Shares	207,799	(500,883)	(293,084)	91,362	(453,548)	(362,186)
Invesco Multi-Strategy Class A Shares	5,700	(16,696)	(10,996)	3,774	(11,529)	(7,755)
Invesco Value Opportunities Class A Shares	34,392	(61,087)	(26,695)	3,194	(68,631)	(65,437)
Janus Henderson Enterprise Class A Shares	857,983	(3,639,658)	(2,781,675)	753,496	(5,380,185)	(4,626,689)
Janus Henderson Forty Class A Shares	511,052	(1,486,236)	(975,184)	705,726	(1,781,857)	(1,076,131)
JPMorgan Small Cap Growth Class A Shares	84,792	(221,469)	(136,677)	61,229	(292,728)	(231,499)
Lord Abbett Affiliated Class A Shares	92,994	(303,854)	(210,860)	101,715	(316,295)	(214,580)
Lord Abbett Bond-Debenture Class A Shares	472,263	(1,540,030)	(1,067,767)	476,174	(1,534,674)	(1,058,500)
Lord Abbett Mid Cap Stock Class A Shares	150,767	(1,701,936)	(1,551,169)	219,632	(1,611,783)	(1,392,151)
MFS® Growth Class A Shares	824,920	(3,095,725)	(2,270,805)	380,361	(3,502,230)	(3,121,869)
MFS® Mid Cap Growth Class A Shares	877,221	(1,503,766)	(626,545)	264,270	(1,693,148)	(1,428,878)
MFS® Research International Class A Shares	87,529	(1,363,330)	(1,275,801)	255,842	(730,349)	(474,507)
Nomura Mid Cap Growth Class A Shares	46,248	(256,231)	(209,983)	1,574,522	(56,057)	1,518,465
PIMCO CommodityRealReturn Strategy Class A Shares	375,297	(1,558,652)	(1,183,355)	885,248	(972,454)	(87,206)
PIMCO Low Duration Class A Shares	1,882,673	(4,982,193)	(3,099,520)	3,356,255	(5,341,610)	(1,985,355)
PIMCO Real Return Class A Shares	1,214,150	(3,727,034)	(2,512,884)	1,922,250	(3,245,400)	(1,323,150)
PIMCO Total Return Class A Shares	2,821,036	(10,261,123)	(7,440,087)	3,867,106	(8,559,105)	(4,691,999)
Putnam International Equity Class A Shares	24,451	(2,962,321)	(2,937,870)	547,132	(1,249,934)	(702,802)
Putnam Large Cap Growth Class A Shares	34,016	(164,493)	(130,477)	72,981	(619,881)	(546,900)
Putnam Large Cap Value Class A Shares	4,513	(102,771)	(98,258)	234	(92,834)	(92,600)
TA Aegon Sustainable Equity Income Service Class	14,809	(438,306)	(423,497)	34,721	(586,831)	(552,110)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Asset Allocation - Conservative Class A Shares	2,015	(20,265)	(18,250)	89,846	(353,475)	(263,629)
TA Asset Allocation - Moderate Class A Shares	168,804	(229,680)	(60,876)	386,180	(469,672)	(83,492)
TA Asset Allocation - Moderate Growth Class A Shares	-	(145,962)	(145,962)	-	(336,399)	(336,399)
TA BlackRock Government Money Market Initial Class	$15,694,872	$(6,304,876)	$9,389,996	$2,216,226	$(2,741,532)	$(525,306)
TA Bond Class A Shares	98,845	(207,804)	(108,959)	87,157	(123,040)	(35,883)
TA International Focus Initial Class	5,449,201	(14,004,776)	(8,555,575)	6,637,561	(11,767,710)	(5,130,149)
TA Multi-Managed Balanced Class A Shares	1,703	(197,280)	(195,577)	2,187	(230,371)	(228,184)
TA Small/Mid Cap Value Class A Shares	1,095,211	(4,545,309)	(3,450,098)	1,282,580	(4,987,219)	(3,704,639)
TA Sustainable Equity Income Class A Shares	925,491	(6,928,082)	(6,002,591)	784,977	(10,348,628)	(9,563,651)
TA T. Rowe Price Small Cap Service Class	141,730	(499,931)	(358,201)	75,041	(1,084,166)	(1,009,125)
TA TSW International Equity Service Class	46,595	(660,432)	(613,837)	106,422	(448,410)	(341,988)
TA TSW Mid Cap Value Opportunities Service Class	11,115	(385,391)	(374,276)	68,765	(178,777)	(110,012)
TA US Growth Class A Shares	2,362,231	(7,446,508)	(5,084,277)	1,048,542	(9,609,710)	(8,561,168)
TA WMC US Growth Service Class	67,345	(109,721)	(42,376)	6,550	(99,465)	(92,915)
Victory Pioneer Class A Shares	520,986	(816,971)	(295,985)	424,718	(746,687)	(321,969)
Victory Pioneer High Yield Class A Shares	110,667	(323,066)	(212,399)	150,598	(232,543)	(81,945)
Victory Pioneer Select Mid Cap Growth Class A Shares	50,573	(88,834)	(38,261)	3,437	(47,972)	(44,535)
Virtus AllianzGI Dividend Value Class A Shares	134,132	(567,749)	(433,617)	125,153	(432,497)	(307,344)
Virtus AllianzGI Small-Cap Value Class A Shares	-	(364,390)	(364,390)	61,936	(518,750)	(456,814)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

AB Discovery Value Class A Shares
12/31/2025	42,327	$41.66	to	$37.27	$ 1,665,009	0.59%	1.25%	to	1.90%	1.27%	to	0.61%
12/31/2024	47,781	41.14	to	37.04	1,861,463	0.49	1.25	to	1.90	8.24	to	7.53
12/31/2023	56,372	38.01	to	34.45	2,032,511	0.48	1.25	to	1.90	15.25	to	14.50
12/31/2022	58,853	32.98	to	30.08	1,851,502	0.76	1.25	to	1.90	(17.45)	to	(17.86)
12/31/2021	75,469	39.92	to	36.62	2,871,461	0.75	1.25	to	1.75	33.76	to	33.09
AB International Value Class A Shares
12/31/2025	115,618	10.91	to	9.87	1,194,854	2.78	1.25	to	1.90	40.21	to	39.31
12/31/2024	152,806	7.78	to	7.09	1,130,376	8.51	1.25	to	1.90	3.49	to	2.82
12/31/2023	168,102	7.52	to	6.89	1,206,081	1.11	1.25	to	1.90	13.46	to	12.73
12/31/2022	204,086	6.62	to	6.12	1,297,199	1.16	1.25	to	1.90	(11.98)	to	(12.42)
12/31/2021	237,594	7.52	to	6.98	1,720,918	2.51	1.25	to	1.75	9.39	to	8.84
AB Large Cap Growth Class A Shares
12/31/2025	18,837	115.13	to	115.13	2,168,655	-	1.30	to	1.30	11.52	to	11.52
12/31/2024	21,792	103.24	to	103.24	2,249,692	-	1.30	to	1.30	23.52	to	23.52
12/31/2023	24,995	83.58	to	83.58	2,089,113	-	1.30	to	1.30	32.93	to	32.93
12/31/2022	30,680	62.88	to	62.88	1,929,080	-	1.30	to	1.30	(29.87)	to	(29.87)
12/31/2021	32,293	89.66	to	89.66	2,895,325	-	1.30	to	1.30	26.92	to	26.92
AB Large Cap Value Class A Shares
12/31/2025	17,901	29.64	to	26.51	496,182	1.19	1.25	to	1.90	15.28	to	14.53
12/31/2024	14,626	25.71	to	23.15	353,880	0.76	1.25	to	1.90	14.13	to	13.39
12/31/2023	23,456	22.53	to	20.42	495,763	1.18	1.25	to	1.90	17.03	to	16.28
12/31/2022	25,310	19.25	to	17.56	459,310	1.65	1.25	to	1.90	(8.23)	to	(8.69)
12/31/2021	19,779	20.96	to	19.23	395,022	0.90	1.25	to	1.75	25.44	to	24.82
AB Relative Value Class A Shares
12/31/2025	59,371	59.67	to	59.67	3,542,890	0.82	1.30	to	1.30	8.85	to	8.85
12/31/2024	68,845	54.82	to	54.82	3,774,052	0.91	1.30	to	1.30	11.22	to	11.22
12/31/2023	81,090	49.29	to	49.29	3,996,811	1.31	1.30	to	1.30	9.79	to	9.79
12/31/2022	86,814	44.89	to	44.89	3,897,442	1.12	1.30	to	1.30	(5.42)	to	(5.42)
12/31/2021	101,781	47.47	to	47.47	4,831,075	0.62	1.30	to	1.30	25.74	to	25.74
American Funds - EUPAC Class F -1 Shares
12/31/2025	57,206	35.78	to	32.01	1,948,958	2.85	1.25	to	1.90	27.07	to	26.24
12/31/2024	70,575	28.16	to	25.36	1,894,898	1.02	1.25	to	1.90	3.35	to	2.67
12/31/2023	87,539	27.25	to	24.70	2,276,818	1.55	1.25	to	1.90	14.15	to	13.41
12/31/2022	110,649	23.87	to	21.78	2,537,626	1.07	1.25	to	1.90	(24.04)	to	(24.42)
12/31/2021	116,376	31.40	to	28.81	3,514,077	1.17	1.25	to	1.75	1.19	to	0.68
American Funds - Growth Fund of America® Class F -1 Shares
12/31/2025	145,688	78.34	to	70.08	10,847,255	0.21	1.25	to	1.90	18.38	to	17.61
12/31/2024	190,931	66.18	to	59.59	12,055,840	0.33	1.25	to	1.90	26.76	to	25.94
12/31/2023	230,900	52.21	to	47.32	11,529,239	0.56	1.25	to	1.90	35.44	to	34.56
12/31/2022	263,846	38.55	to	35.16	9,766,315	0.22	1.25	to	1.90	(31.67)	to	(32.01)
12/31/2021	293,858	56.36	to	51.71	15,935,427	-	1.25	to	1.75	17.78	to	17.20
American Funds - Income Fund of America® Class F -1 Shares
12/31/2025	72,716	35.62	to	31.87	2,476,133	3.63	1.25	to	1.90	16.24	to	15.49
12/31/2024	90,405	30.65	to	27.59	2,659,824	3.92	1.25	to	1.90	9.37	to	8.66
12/31/2023	101,096	28.02	to	25.40	2,729,505	3.64	1.25	to	1.90	6.21	to	5.52
12/31/2022	121,214	26.38	to	24.07	3,092,645	3.06	1.25	to	1.90	(7.72)	to	(8.18)
12/31/2021	135,310	28.57	to	26.21	3,743,875	2.74	1.25	to	1.75	15.84	to	15.26

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

American Funds - Investment Company of America® Class F -1 Shares
12/31/2025	89,720	$61.10	to	$54.66	$ 5,245,573	0.92%	1.25%	to	1.90%	18.94%	to	18.17%
12/31/2024	106,279	51.37	to	46.26	5,236,555	1.00	1.25	to	1.90	23.32	to	22.51
12/31/2023	129,138	41.66	to	37.76	5,167,415	1.49	1.25	to	1.90	26.82	to	26.00
12/31/2022	148,708	32.85	to	29.97	4,700,716	1.28	1.25	to	1.90	(16.67)	to	(17.09)
12/31/2021	170,977	39.39	to	36.14	6,485,322	1.16	1.25	to	1.75	23.38	to	22.76
American Funds - The Bond Fund of America® Class A Shares
12/31/2025	128,430	16.44	to	16.44	2,110,820	4.18	1.30	to	1.30	5.76	to	5.76
12/31/2024	157,786	15.54	to	15.54	2,452,128	4.23	1.30	to	1.30	(0.17)	to	(0.17)
12/31/2023	183,839	15.57	to	15.57	2,861,968	3.62	1.30	to	1.30	3.35	to	3.35
12/31/2022	203,554	15.06	to	15.06	3,066,208	2.55	1.30	to	1.30	(13.81)	to	(13.81)
12/31/2021	234,415	17.48	to	17.48	4,096,621	1.42	1.30	to	1.30	(2.23)	to	(2.23)
American Funds - The Bond Fund of America® Class F -1 Shares
12/31/2025	97,319	13.70	to	12.25	1,256,493	4.13	1.25	to	1.90	5.76	to	5.08
12/31/2024	115,085	12.95	to	11.66	1,412,460	4.19	1.25	to	1.90	(0.17)	to	(0.82)
12/31/2023	140,457	12.97	to	11.76	1,732,492	3.59	1.25	to	1.90	3.37	to	2.70
12/31/2022	151,431	12.55	to	11.45	1,816,632	2.49	1.25	to	1.90	(13.86)	to	(14.29)
12/31/2021	157,041	14.56	to	13.35	2,191,573	1.38	1.25	to	1.75	(2.22)	to	(2.71)
American Funds - The Growth Fund of America® Class A Shares
12/31/2025	346,459	109.30	to	109.30	37,869,518	0.27	1.30	to	1.30	18.39	to	18.39
12/31/2024	410,138	92.33	to	92.33	37,867,539	0.39	1.30	to	1.30	26.76	to	26.76
12/31/2023	490,160	72.84	to	72.84	35,702,454	0.59	1.30	to	1.30	35.44	to	35.44
12/31/2022	563,340	53.78	to	53.78	30,296,769	0.27	1.30	to	1.30	(31.61)	to	(31.61)
12/31/2021	620,931	78.64	to	78.64	48,831,813	0.08	1.30	to	1.30	17.80	to	17.80
American Funds - The Income Fund of America® Class A Shares
12/31/2025	150,142	49.52	to	49.52	7,435,482	3.69	1.30	to	1.30	16.24	to	16.24
12/31/2024	179,844	42.60	to	42.60	7,662,015	3.91	1.30	to	1.30	9.40	to	9.40
12/31/2023	216,435	38.94	to	38.94	8,428,765	3.72	1.30	to	1.30	6.20	to	6.20
12/31/2022	242,098	36.67	to	36.67	8,877,720	3.13	1.30	to	1.30	(7.62)	to	(7.62)
12/31/2021	272,024	39.69	to	39.69	10,797,409	2.86	1.30	to	1.30	15.86	to	15.86
American Funds - The Investment Company of America® Class A Shares
12/31/2025	245,886	82.58	to	82.58	20,306,171	0.98	1.30	to	1.30	18.95	to	18.95
12/31/2024	285,545	69.43	to	69.43	19,824,688	1.07	1.30	to	1.30	23.33	to	23.33
12/31/2023	353,540	56.29	to	56.29	19,901,852	1.56	1.30	to	1.30	26.85	to	26.85
12/31/2022	396,820	44.38	to	44.38	17,610,195	1.38	1.30	to	1.30	(16.60)	to	(16.60)
12/31/2021	444,617	53.21	to	53.21	23,660,007	1.23	1.30	to	1.30	23.41	to	23.41
AMG Renaissance Large Cap Growth Class N Shares
12/31/2025	1,029	27.15	to	25.90	27,104	-	1.25	to	1.90	8.74	to	8.03
12/31/2024	1,592	24.97	to	23.97	38,656	-	1.25	to	1.90	19.30	to	18.52
12/31/2023	3,030	20.93	to	20.22	61,857	0.06	1.25	to	1.90	23.49	to	22.70
12/31/2022	3,447	16.95	to	16.48	57,276	0.14	1.25	to	1.90	(18.14)	to	(18.55)
12/31/2021	4,273	20.69	to	20.24	87,030	-	1.25	to	1.75	28.40	to	27.76
BlackRock Advantage Global Investor A Shares
12/31/2025	5,677	52.80	to	47.23	282,833	1.27	1.25	to	1.90	22.09	to	21.30
12/31/2024	6,869	43.24	to	38.94	282,800	1.09	1.25	to	1.90	17.13	to	16.37
12/31/2023	7,632	36.92	to	33.46	269,573	1.49	1.25	to	1.90	20.91	to	20.13
12/31/2022	9,185	30.53	to	27.85	269,227	1.59	1.25	to	1.90	(19.01)	to	(19.42)
12/31/2021	9,735	37.67	to	34.57	352,963	1.09	1.25	to	1.75	16.16	to	15.58
BlackRock Advantage International Investor A Shares
12/31/2025	53,624	27.88	to	25.82	1,428,805	2.64	1.25	to	1.90	30.44	to	29.60
12/31/2024	64,589	21.38	to	19.93	1,320,305	2.48	1.25	to	1.90	5.20	to	4.51
12/31/2023	75,341	20.32	to	19.07	1,472,903	2.63	1.25	to	1.90	17.63	to	16.87
12/31/2022	81,044	17.27	to	16.31	1,352,356	2.89	1.25	to	1.90	(14.82)	to	(15.25)
12/31/2021	98,008	20.27	to	19.25	1,926,866	2.97	1.25	to	1.75	11.37	to	10.82

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BlackRock Advantage Large Cap Core Investor A Shares
12/31/2025	82,684	$61.42	to	$54.95	$ 4,812,098	0.45%	1.25%	to	1.90%	18.56%	to	17.79%
12/31/2024	95,341	51.80	to	46.65	4,698,284	0.61	1.25	to	1.90	23.76	to	22.96
12/31/2023	115,706	41.86	to	37.94	4,624,401	0.85	1.25	to	1.90	23.73	to	22.93
12/31/2022	138,155	33.83	to	30.86	4,469,776	0.89	1.25	to	1.90	(21.35)	to	(21.74)
12/31/2021	150,330	42.98	to	39.44	6,202,571	0.55	1.25	to	1.75	26.70	to	26.07
BlackRock Advantage Large Cap Value Investor A Shares
12/31/2025	68,462	42.66	to	38.16	2,759,579	1.12	1.25	to	1.90	16.62	to	15.86
12/31/2024	80,636	36.58	to	32.94	2,793,306	1.28	1.25	to	1.90	13.72	to	12.98
12/31/2023	94,536	32.17	to	29.16	2,885,957	1.51	1.25	to	1.90	12.01	to	11.29
12/31/2022	106,203	28.72	to	26.20	2,903,078	1.43	1.25	to	1.90	(10.06)	to	(10.50)
12/31/2021	114,334	31.90	to	29.27	3,481,864	1.15	1.25	to	1.75	24.90	to	24.28
BlackRock Advantage SMID Investor A Shares
12/31/2025	69,412	40.49	to	36.22	3,863,109	0.42	1.25	to	1.90	9.62	to	8.91
12/31/2024	79,141	36.94	to	33.26	4,005,848	0.63	1.25	to	1.90	10.49	to	9.77
12/31/2023	90,915	33.43	to	30.30	4,161,504	0.85	1.25	to	1.90	17.12	to	16.37
12/31/2022	107,072	28.54	to	26.04	4,156,263	0.81	1.25	to	1.90	(17.87)	to	(18.30)
12/31/2021	115,972	34.74	to	31.87	5,461,476	1.19	1.25	to	1.75	12.05	to	11.49
BlackRock Capital Appreciation Investor A Shares
12/31/2025	369,843	73.53	to	65.78	27,738,800	-	1.25	to	1.90	11.15	to	10.43
12/31/2024	440,938	66.16	to	59.57	29,739,308	-	1.25	to	1.90	29.89	to	29.05
12/31/2023	612,088	50.93	to	46.16	31,719,431	-	1.25	to	1.90	47.01	to	46.06
12/31/2022	840,987	34.64	to	31.60	29,658,675	-	1.25	to	1.90	(38.64)	to	(38.97)
12/31/2021	750,805	56.44	to	51.78	43,342,704	-	1.25	to	1.75	19.20	to	18.60
BlackRock Global Allocation Investor A Shares
12/31/2025	1,637,857	32.66	to	29.22	57,251,336	2.46	1.25	to	1.90	17.89	to	17.13
12/31/2024	1,970,092	27.70	to	24.95	58,456,215	1.05	1.25	to	1.90	7.64	to	6.94
12/31/2023	2,300,059	25.74	to	23.33	63,554,778	1.14	1.25	to	1.90	10.95	to	10.24
12/31/2022	2,646,832	23.20	to	21.16	66,245,918	-	1.25	to	1.90	(17.13)	to	(17.56)
12/31/2021	3,104,226	27.98	to	25.67	93,766,818	0.92	1.25	to	1.75	5.13	to	4.60
BlackRock High Yield Investor A Shares
12/31/2025	583,379	19.36	to	17.93	10,840,744	6.43	1.25	to	1.90	7.61	to	6.92
12/31/2024	679,646	17.99	to	16.77	11,781,346	6.71	1.25	to	1.90	6.74	to	6.05
12/31/2023	778,870	16.86	to	15.82	12,700,319	6.56	1.25	to	1.90	11.94	to	11.22
12/31/2022	894,900	15.06	to	14.22	13,091,390	5.14	1.25	to	1.90	(12.04)	to	(12.48)
12/31/2021	1,097,933	17.11	to	16.25	18,309,702	4.39	1.25	to	1.75	4.22	to	3.70
BlackRock International Investor A Shares
12/31/2025	81,599	18.41	to	17.04	1,435,540	1.65	1.25	to	1.90	13.85	to	13.12
12/31/2024	94,281	16.17	to	15.07	1,463,871	0.65	1.25	to	1.90	(1.03)	to	(1.68)
12/31/2023	102,116	16.34	to	15.32	1,610,288	0.88	1.25	to	1.90	17.90	to	17.13
12/31/2022	122,032	13.86	to	13.08	1,642,196	0.87	1.25	to	1.90	(25.43)	to	(25.80)
12/31/2021	119,643	18.57	to	17.63	2,164,783	0.46	1.25	to	1.75	7.76	to	7.22
BlackRock iShares MSCI EAFE International Index Investor A Shares
12/31/2025	4,399	27.25	to	24.38	112,553	3.48	1.25	to	1.90	29.76	to	28.92
12/31/2024	5,088	21.00	to	18.91	100,673	2.87	1.25	to	1.90	2.10	to	1.43
12/31/2023	5,369	20.57	to	18.64	104,465	2.94	1.25	to	1.90	16.56	to	15.80
12/31/2022	6,266	17.65	to	16.10	104,818	2.22	1.25	to	1.90	(15.49)	to	(15.91)
12/31/2021	6,815	20.87	to	19.15	135,222	2.63	1.25	to	1.75	9.63	to	9.08
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares
12/31/2025	973	40.67	to	36.39	37,194	1.05	1.25	to	1.90	11.10	to	10.39
12/31/2024	1,061	36.61	to	32.96	36,611	1.63	1.25	to	1.90	9.76	to	9.05
12/31/2023	1,115	33.35	to	30.23	35,200	1.34	1.25	to	1.90	15.16	to	14.41
12/31/2022	1,189	28.96	to	26.42	32,699	0.86	1.25	to	1.90	(21.62)	to	(22.01)
12/31/2021	1,306	36.92	to	33.88	45,932	0.77	1.25	to	1.75	12.96	to	12.40

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BlackRock iShares S&P 500 Index Investor A Shares
12/31/2025	456,569	$45.15	to	$42.15	$ 20,099,923	0.89%	1.25%	to	1.90%	16.00%	to	15.24%
12/31/2024	565,340	38.92	to	36.57	21,492,100	1.01	1.25	to	1.90	22.99	to	22.19
12/31/2023	725,529	31.65	to	29.93	22,484,689	1.27	1.25	to	1.90	24.28	to	23.48
12/31/2022	815,908	25.47	to	24.24	20,403,041	1.24	1.25	to	1.90	(19.44)	to	(19.87)
12/31/2021	857,110	31.60	to	30.25	26,644,665	1.04	1.25	to	1.75	26.64	to	26.01
BlackRock Large Cap Focus Growth Investor A Shares
12/31/2025	128,960	22.79	to	21.99	2,881,913	-	1.25	to	1.90	11.12	to	10.40
12/31/2024	163,501	20.51	to	19.92	3,300,887	-	1.25	to	1.90	28.90	to	28.06
12/31/2023	197,165	15.91	to	15.55	3,098,794	-	1.25	to	1.90	50.77	to	49.79
12/31/2022	249,101	10.55	to	10.38	2,606,897	-	1.25	to	1.90	(39.06)	to	(39.37)
12/31/2021	250,534	17.30	to	17.12	4,312,711	-	1.25	to	1.75	15.23	to	14.65
BlackRock Large Cap Focus Value Investor A Shares
12/31/2025	403,743	43.36	to	38.79	18,734,559	1.86	1.25	to	1.90	23.46	to	22.66
12/31/2024	514,185	35.12	to	31.62	19,223,194	1.99	1.25	to	1.90	8.70	to	8.00
12/31/2023	618,055	32.31	to	29.28	21,225,364	2.08	1.25	to	1.90	14.49	to	13.75
12/31/2022	726,717	28.22	to	25.74	21,808,215	1.27	1.25	to	1.90	(6.09)	to	(6.58)
12/31/2021	885,788	30.03	to	27.55	28,096,823	1.13	1.25	to	1.75	20.72	to	20.12
BlackRock Low Duration Bond Investor A Shares
12/31/2025	3,732	11.19	to	10.35	39,985	4.36	1.25	to	1.90	4.63	to	3.95
12/31/2024	4,438	10.69	to	9.96	45,755	4.27	1.25	to	1.90	3.73	to	3.05
12/31/2023	5,764	10.31	to	9.67	57,567	3.80	1.25	to	1.90	4.08	to	3.41
12/31/2022	6,118	9.91	to	9.35	58,915	2.01	1.25	to	1.90	(6.21)	to	(6.68)
12/31/2021	6,485	10.55	to	10.02	66,735	0.98	1.25	to	1.75	(1.74)	to	(2.23)
BlackRock Total Return Investor A Shares
12/31/2025	2,643,950	14.54	to	13.01	37,724,857	4.46	1.25	to	1.90	6.53	to	5.84
12/31/2024	3,033,999	13.65	to	12.29	40,737,879	4.41	1.25	to	1.90	0.09	to	(0.57)
12/31/2023	3,290,200	13.64	to	12.36	44,275,620	3.89	1.25	to	1.90	4.33	to	3.66
12/31/2022	3,575,452	13.07	to	11.92	46,187,301	2.47	1.25	to	1.90	(15.56)	to	(16.01)
12/31/2021	4,111,709	15.47	to	14.20	62,986,969	1.68	1.25	to	1.75	(2.19)	to	(2.68)
BNY Mellon Appreciation Investor Shares
12/31/2025	122,240	50.80	to	45.44	5,868,144	0.27	1.25	to	1.90	8.80	to	8.09
12/31/2024	143,918	46.69	to	42.04	6,374,185	0.33	1.25	to	1.90	11.01	to	10.29
12/31/2023	176,590	42.06	to	38.12	7,062,923	0.65	1.25	to	1.90	19.90	to	19.13
12/31/2022	211,913	35.08	to	32.00	7,104,483	0.54	1.25	to	1.90	(19.02)	to	(19.42)
12/31/2021	239,998	43.28	to	39.71	9,945,695	0.35	1.25	to	1.75	25.45	to	24.82
Cohen & Steers Real Estate Securities Class A Shares
12/31/2025	9,315	36.12	to	32.31	316,088	2.95	1.25	to	1.90	2.71	to	2.04
12/31/2024	10,816	35.17	to	31.67	359,436	2.74	1.25	to	1.90	5.15	to	4.47
12/31/2023	12,120	33.44	to	30.31	383,868	3.05	1.25	to	1.90	11.39	to	10.67
12/31/2022	14,809	30.03	to	27.39	424,654	2.61	1.25	to	1.90	(27.46)	to	(27.82)
12/31/2021	14,813	41.36	to	37.95	586,282	1.70	1.25	to	1.75	39.92	to	39.23
Columbia Large Cap Growth Opportunity Class A Shares
12/31/2025	144,957	33.07	to	31.42	4,654,645	-	1.25	to	1.90	13.87	to	13.13
12/31/2024	170,722	29.04	to	27.77	4,834,017	-	1.25	to	1.90	22.90	to	22.10
12/31/2023	204,811	23.63	to	22.74	4,737,463	-	1.25	to	1.90	29.64	to	28.80
12/31/2022	236,550	18.23	to	17.66	4,237,719	-	1.25	to	1.90	(30.61)	to	(30.96)
12/31/2021	236,188	26.25	to	25.58	6,114,990	-	1.25	to	1.75	17.59	to	17.01
Columbia Select Mid Cap Growth Class A Shares
12/31/2025	11,781	35.89	to	33.17	407,597	-	1.25	to	1.90	13.38	to	12.65
12/31/2024	14,015	31.66	to	29.45	428,433	-	1.25	to	1.90	21.87	to	21.08
12/31/2023	18,574	25.98	to	24.32	466,349	-	1.25	to	1.90	23.40	to	22.60
12/31/2022	17,905	21.05	to	19.84	365,439	-	1.25	to	1.90	(32.34)	to	(32.68)
12/31/2021	16,577	31.09	to	29.46	501,343	-	1.25	to	1.75	14.77	to	14.20

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Columbia Select Small Cap Value Class A Shares
12/31/2025	121,796	$61.08	to	$61.08	$ 7,439,659	0.81%	1.30%	to	1.30%	4.15%	to	4.15%
12/31/2024	134,153	58.65	to	58.65	7,867,920	0.53	1.30	to	1.30	10.98	to	10.98
12/31/2023	154,668	52.85	to	52.85	8,173,585	0.72	1.30	to	1.30	10.95	to	10.95
12/31/2022	169,654	47.63	to	47.63	8,080,415	0.73	1.30	to	1.30	(16.46)	to	(16.46)
12/31/2021	190,559	57.01	to	57.01	10,864,550	0.04	1.30	to	1.30	29.48	to	29.48
Davis New York Venture Class A Shares
12/31/2025	293,196	49.18	to	44.00	16,574,722	1.12	1.25	to	1.90	25.30	to	24.49
12/31/2024	379,490	39.25	to	35.34	17,084,434	1.59	1.25	to	1.90	16.04	to	15.29
12/31/2023	454,853	33.83	to	30.66	17,553,289	0.91	1.25	to	1.90	28.39	to	27.56
12/31/2022	533,227	26.35	to	24.03	16,000,186	1.48	1.25	to	1.90	(18.53)	to	(18.96)
12/31/2021	580,708	32.32	to	29.66	21,474,771	0.14	1.25	to	1.75	11.11	to	10.56
Eaton Vance Floating-Rate Class A Shares
12/31/2025	147,052	17.73	to	15.87	2,451,522	7.19	1.25	to	1.90	2.31	to	1.65
12/31/2024	167,034	17.33	to	15.61	2,730,811	8.03	1.25	to	1.90	6.61	to	5.91
12/31/2023	186,021	16.26	to	14.74	2,863,813	8.39	1.25	to	1.90	10.44	to	9.73
12/31/2022	217,282	14.72	to	13.43	3,043,980	4.54	1.25	to	1.90	(3.87)	to	(4.35)
12/31/2021	254,168	15.30	to	14.04	3,710,404	3.05	1.25	to	1.75	2.72	to	2.21
Eaton Vance Large-Cap Value Class A Shares
12/31/2025	98,141	29.02	to	26.28	2,682,192	0.91	1.25	to	1.90	10.72	to	10.01
12/31/2024	115,192	26.21	to	23.89	2,857,160	0.98	1.25	to	1.90	10.10	to	9.38
12/31/2023	135,231	23.81	to	21.84	3,068,945	1.01	1.25	to	1.90	6.58	to	5.89
12/31/2022	143,741	22.34	to	20.62	3,074,058	1.04	1.25	to	1.90	(4.06)	to	(4.54)
12/31/2021	169,307	23.27	to	21.60	3,788,416	1.01	1.25	to	1.75	22.75	to	22.14
Federated Hermes Kaufmann Class A Shares
12/31/2025	55,874	49.12	to	43.94	2,611,890	-	1.25	to	1.90	10.15	to	9.44
12/31/2024	68,348	44.59	to	40.15	2,909,764	-	1.25	to	1.90	14.80	to	14.05
12/31/2023	88,802	38.84	to	35.21	3,303,203	-	1.25	to	1.90	13.48	to	12.75
12/31/2022	98,209	34.23	to	31.22	3,229,075	-	1.25	to	1.90	(31.16)	to	(31.50)
12/31/2021	99,905	49.68	to	45.58	4,780,655	-	1.25	to	1.75	1.13	to	0.63
Federated Hermes Strategic Dividend Growth Class A Shares
12/31/2025	47,401	23.81	to	22.23	1,086,667	1.06	1.25	to	1.90	13.05	to	12.32
12/31/2024	46,406	21.06	to	19.79	945,741	0.87	1.25	to	1.90	11.45	to	10.72
12/31/2023	55,105	18.90	to	17.87	1,010,627	1.14	1.25	to	1.90	7.70	to	7.00
12/31/2022	58,673	17.55	to	16.71	1,003,439	1.18	1.25	to	1.90	(9.19)	to	(9.64)
12/31/2021	73,177	19.31	to	18.49	1,380,093	0.87	1.25	to	1.75	19.40	to	18.81
Fidelity Advisor® Equity Growth Class A Shares
12/31/2025	24,313	86.61	to	77.48	2,623,701	-	1.25	to	1.90	12.85	to	12.12
12/31/2024	25,875	76.74	to	69.10	2,475,458	-	1.25	to	1.90	28.10	to	27.26
12/31/2023	29,482	59.91	to	54.30	2,204,482	-	1.25	to	1.90	33.57	to	32.71
12/31/2022	35,769	44.85	to	40.92	2,004,557	-	1.25	to	1.90	(25.63)	to	(26.02)
12/31/2021	39,581	60.28	to	55.31	2,980,642	-	1.25	to	1.75	21.20	to	20.59
Fidelity Advisor® Overseas Class A Shares
12/31/2025(1)	46,028	10.46	to	10.46	481,403	0.09	1.30	to	1.30	-	to	-
Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2025	10,169	66.02	to	66.02	671,360	0.59	1.30	to	1.30	8.75	to	8.75
12/31/2024	11,412	60.71	to	60.71	692,812	0.34	1.30	to	1.30	10.72	to	10.72
12/31/2023	12,499	54.83	to	54.83	685,329	0.61	1.30	to	1.30	15.35	to	15.35
12/31/2022	14,135	47.53	to	47.53	671,885	0.45	1.30	to	1.30	(15.21)	to	(15.21)
12/31/2021	15,146	56.06	to	56.06	849,127	0.45	1.30	to	1.30	21.34	to	21.34

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Franklin Templeton Growth Class A Shares
12/31/2025	79,152	$24.42	to	$21.85	$ 2,367,807	0.60%	1.25%	to	1.90%	22.05%	to	21.26%
12/31/2024	95,046	20.01	to	18.02	2,280,941	0.92	1.25	to	1.90	4.10	to	3.42
12/31/2023	123,880	19.22	to	17.42	2,758,842	1.12	1.25	to	1.90	19.48	to	18.71
12/31/2022	155,444	16.09	to	14.67	2,837,302	0.86	1.25	to	1.90	(12.85)	to	(13.30)
12/31/2021	163,947	18.45	to	16.93	3,468,745	1.54	1.25	to	1.75	3.82	to	3.30
Invesco American Franchise Fund Class A Shares
12/31/2025	14,448	43.67	to	43.67	630,926	-	1.30	to	1.30	10.12	to	10.12
12/31/2024	14,774	39.66	to	39.66	585,882	-	1.30	to	1.30	32.98	to	32.98
12/31/2023	17,165	29.82	to	29.82	511,889	-	1.30	to	1.30	39.10	to	39.10
12/31/2022	19,323	21.44	to	21.44	414,252	-	1.30	to	1.30	(32.03)	to	(32.03)
12/31/2021	18,345	31.54	to	31.54	578,621	-	1.30	to	1.30	10.40	to	10.40
Invesco Charter Class A Shares
12/31/2025	7,577	41.13	to	41.13	311,651	0.21	1.30	to	1.30	14.45	to	14.45
12/31/2024	9,491	35.94	to	35.94	341,097	0.53	1.30	to	1.30	23.66	to	23.66
12/31/2023	10,056	29.06	to	29.06	292,246	0.49	1.30	to	1.30	21.45	to	21.45
12/31/2022	8,575	23.93	to	23.93	205,186	0.71	1.30	to	1.30	(21.74)	to	(21.74)
12/31/2021	8,903	30.58	to	30.58	272,225	0.35	1.30	to	1.30	25.75	to	25.75
Invesco Comstock Class A Shares
12/31/2025	424,527	47.58	to	42.56	22,037,333	1.62	1.25	to	1.90	15.70	to	14.95
12/31/2024	529,635	41.12	to	37.03	23,747,938	1.67	1.25	to	1.90	13.59	to	12.85
12/31/2023	659,692	36.20	to	32.81	26,149,898	1.72	1.25	to	1.90	10.85	to	10.13
12/31/2022	741,824	32.66	to	29.79	26,582,797	1.68	1.25	to	1.90	(0.49)	to	(1.01)
12/31/2021	974,096	32.80	to	30.10	34,752,813	1.42	1.25	to	1.75	31.66	to	31.01
Invesco Discovery Large Cap Class A Shares
12/31/2025	14,194	57.58	to	51.52	780,028	-	1.25	to	1.90	11.22	to	10.50
12/31/2024	16,643	51.77	to	46.62	824,979	-	1.25	to	1.90	32.33	to	31.47
12/31/2023	22,710	39.12	to	35.46	851,928	-	1.25	to	1.90	33.83	to	32.97
12/31/2022	25,871	29.23	to	26.67	727,611	-	1.25	to	1.90	(32.01)	to	(32.34)
12/31/2021	27,757	42.96	to	39.42	1,150,952	-	1.25	to	1.75	20.83	to	20.22
Invesco Discovery Mid Cap Growth Class A Shares
12/31/2025	60,720	17.41	to	17.41	1,056,937	-	1.30	to	1.30	3.43	to	3.43
12/31/2024	83,289	16.83	to	16.83	1,401,737	-	1.30	to	1.30	22.51	to	22.51
12/31/2023	91,137	13.74	to	13.74	1,252,004	-	1.30	to	1.30	11.51	to	11.51
12/31/2022	100,164	12.32	to	12.32	1,234,003	-	1.30	to	1.30	(31.98)	to	(31.98)
12/31/2020(1)	106,532	18.11	to	18.11	1,929,642	-	1.30	to	1.30	17.33	to	17.33
Invesco Equity and Income Class A Shares
12/31/2025	29,915	47.65	to	47.65	1,425,316	1.77	1.30	to	1.30	11.35	to	11.35
12/31/2024	38,425	42.79	to	42.79	1,644,125	1.95	1.30	to	1.30	10.35	to	10.35
12/31/2023	48,142	38.77	to	38.77	1,866,618	1.99	1.30	to	1.30	8.57	to	8.57
12/31/2022	54,802	35.71	to	35.71	1,957,053	1.75	1.30	to	1.30	(8.91)	to	(8.91)
12/31/2021	59,548	39.20	to	39.20	2,334,443	1.30	1.30	to	1.30	16.50	to	16.50
Invesco Global Class A Shares
12/31/2025	36,999	71.69	to	71.69	2,652,314	-	1.30	to	1.30	13.76	to	13.76
12/31/2024	42,561	63.02	to	63.02	2,682,080	-	1.30	to	1.30	14.77	to	14.77
12/31/2023	47,861	54.91	to	54.91	2,627,939	-	1.30	to	1.30	32.31	to	32.31
12/31/2022	53,306	41.50	to	41.50	2,212,232	-	1.30	to	1.30	(33.02)	to	(33.02)
12/31/2021	53,239	61.96	to	61.96	3,298,718	-	1.30	to	1.30	13.87	to	13.87
Invesco Main Street Class A Shares
12/31/2025	33,481	54.60	to	48.85	1,955,190	0.34	1.25	to	1.90	14.49	to	13.75
12/31/2024	36,135	47.69	to	42.94	1,855,958	0.71	1.25	to	1.90	22.10	to	21.30
12/31/2023	38,878	39.06	to	35.40	1,647,210	0.15	1.25	to	1.90	21.55	to	20.76
12/31/2022	56,886	32.13	to	29.31	1,935,595	0.90	1.25	to	1.90	(21.20)	to	(21.62)
12/31/2021	60,667	40.76	to	37.40	2,623,342	0.59	1.25	to	1.75	26.02	to	25.39

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Invesco Main Street Mid Cap Class A Shares
12/31/2025	46,564	$45.40	to	$40.61	$ 1,981,904	0.18%	1.25%	to	1.90%	7.56%	to	6.87%
12/31/2024	53,672	42.20	to	38.00	2,134,394	0.24	1.25	to	1.90	15.61	to	14.86
12/31/2023	63,190	36.51	to	33.09	2,181,634	-	1.25	to	1.90	13.06	to	12.33
12/31/2022	69,962	32.29	to	29.45	2,143,133	0.11	1.25	to	1.90	(15.48)	to	(15.90)
12/31/2021	90,202	38.17	to	35.02	3,275,848	0.20	1.25	to	1.75	21.50	to	20.89
Invesco Multi-Strategy Class A Shares
12/31/2025	22,713	16.50	to	16.50	374,868	-	1.30	to	1.30	(0.92)	to	(0.92)
12/31/2024	23,387	16.66	to	16.66	389,546	1.30	1.30	to	1.30	4.34	to	4.34
12/31/2023	23,856	15.96	to	15.96	380,821	0.82	1.30	to	1.30	2.22	to	2.22
12/31/2022	26,240	15.62	to	15.62	409,805	-	1.30	to	1.30	(8.47)	to	(8.47)
12/31/2021	28,973	17.06	to	17.06	494,370	2.71	1.30	to	1.30	1.16	to	1.16
Invesco Value Opportunities Class A Shares
12/31/2025	109,282	4.31	to	3.98	448,443	0.21	1.25	to	1.90	18.66	to	17.89
12/31/2024	116,779	3.63	to	3.38	405,469	0.41	1.25	to	1.90	28.47	to	27.64
12/31/2023	138,320	2.82	to	2.65	376,156	0.22	1.25	to	1.90	13.72	to	12.98
12/31/2022	147,533	2.48	to	2.34	354,532	0.67	1.25	to	1.90	0.02	to	(0.48)
12/31/2021	131,334	2.48	to	2.35	316,717	0.57	1.25	to	1.75	33.91	to	33.24
Janus Henderson Enterprise Class A Shares
12/31/2025	264,111	71.98	to	65.94	18,158,886	0.18	1.25	to	1.90	5.94	to	5.26
12/31/2024	305,681	67.94	to	62.65	19,916,719	0.77	1.25	to	1.90	13.42	to	12.68
12/31/2023	378,689	59.90	to	55.60	21,840,743	-	1.25	to	1.90	16.12	to	15.37
12/31/2022	446,160	51.59	to	48.19	22,241,684	-	1.25	to	1.90	(17.43)	to	(17.84)
12/31/2021	512,548	62.42	to	58.65	31,019,403	0.69	1.25	to	1.75	15.52	to	14.94
Janus Henderson Forty Class A Shares
12/31/2025	64,300	72.58	to	65.72	4,425,333	-	1.25	to	1.90	16.59	to	15.84
12/31/2024	79,224	62.25	to	56.73	4,697,328	0.31	1.25	to	1.90	26.38	to	25.55
12/31/2023	98,566	49.26	to	45.19	4,647,156	0.01	1.25	to	1.90	37.81	to	36.92
12/31/2022	121,669	35.74	to	33.00	4,178,925	-	1.25	to	1.90	(34.58)	to	(34.90)
12/31/2021	121,433	54.59	to	50.70	6,397,342	0.40	1.25	to	1.75	21.14	to	20.54
JPMorgan Small Cap Growth Class A Shares
12/31/2025	30,145	39.28	to	35.57	1,132,722	-	1.25	to	1.90	4.81	to	4.13
12/31/2024	33,670	37.48	to	34.16	1,209,750	0.56	1.25	to	1.90	11.04	to	10.32
12/31/2023	40,278	33.75	to	30.96	1,307,895	-	1.25	to	1.90	12.45	to	11.72
12/31/2022	49,681	30.02	to	27.71	1,435,440	-	1.25	to	1.90	(33.32)	to	(33.65)
12/31/2021	49,048	44.98	to	41.77	2,129,822	-	1.25	to	1.75	(7.23)	to	(7.69)
Lord Abbett Affiliated Class A Shares
12/31/2025	36,277	37.19	to	33.27	1,285,301	1.11	1.25	to	1.90	14.32	to	13.58
12/31/2024	42,660	32.54	to	29.30	1,327,659	1.73	1.25	to	1.90	15.84	to	15.08
12/31/2023	50,177	28.09	to	25.46	1,350,694	1.81	1.25	to	1.90	9.12	to	8.41
12/31/2022	53,690	25.74	to	23.48	1,330,706	1.77	1.25	to	1.90	(11.04)	to	(11.48)
12/31/2021	59,993	28.91	to	26.53	1,674,915	1.47	1.25	to	1.75	25.17	to	24.55
Lord Abbett Bond-Debenture Class A Shares
12/31/2025	284,574	23.98	to	21.45	7,347,384	6.01	1.25	to	1.90	7.05	to	6.35
12/31/2024	327,781	22.40	to	20.17	7,918,676	5.86	1.25	to	1.90	5.44	to	4.75
12/31/2023	371,258	21.25	to	19.26	8,547,443	5.22	1.25	to	1.90	5.53	to	4.85
12/31/2022	394,108	20.13	to	18.37	8,784,985	4.35	1.25	to	1.90	(13.81)	to	(14.26)
12/31/2021	464,968	23.35	to	21.42	11,996,751	3.33	1.25	to	1.75	1.97	to	1.46
Lord Abbett Mid Cap Stock Class A Shares
12/31/2025	187,811	34.67	to	31.01	8,117,450	0.43	1.25	to	1.90	5.94	to	5.25
12/31/2024	226,711	32.72	to	29.47	9,239,067	0.53	1.25	to	1.90	13.61	to	12.87
12/31/2023	265,044	28.80	to	26.11	9,405,150	0.54	1.25	to	1.90	14.07	to	13.33
12/31/2022	306,153	25.25	to	23.03	9,442,562	0.95	1.25	to	1.90	(12.21)	to	(12.67)
12/31/2021	330,573	28.75	to	26.38	11,656,273	0.73	1.25	to	1.75	27.28	to	26.65

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

MFS® Growth Class A Shares
12/31/2025	142,421	$67.29	to	$67.29	$ 9,583,531	-%	1.30%	to	1.30%	10.58%	to	10.58%
12/31/2024	175,545	60.85	to	60.85	10,681,952	-	1.30	to	1.30	29.63	to	29.63
12/31/2023	231,059	46.94	to	46.94	10,845,931	-	1.30	to	1.30	34.04	to	34.04
12/31/2022	293,959	35.02	to	35.02	10,294,364	-	1.30	to	1.30	(32.21)	to	(32.21)
12/31/2021	283,077	51.66	to	51.66	14,623,140	-	1.30	to	1.30	21.74	to	21.74
MFS® Mid Cap Growth Class A Shares
12/31/2025	127,124	62.35	to	62.35	7,926,231	-	1.30	to	1.30	2.05	to	2.05
12/31/2024	136,352	61.09	to	61.09	8,330,397	-	1.30	to	1.30	12.92	to	12.92
12/31/2023	160,419	54.10	to	54.10	8,679,035	-	1.30	to	1.30	19.44	to	19.44
12/31/2022	187,406	45.30	to	45.30	8,488,981	-	1.30	to	1.30	(29.45)	to	(29.45)
12/31/2021	184,310	64.20	to	64.20	11,833,470	-	1.30	to	1.30	12.27	to	12.27
MFS® Research International Class A Shares
12/31/2025	111,304	39.56	to	39.56	4,402,714	1.60	1.30	to	1.30	20.76	to	20.76
12/31/2024	145,867	32.76	to	32.76	4,777,947	1.63	1.30	to	1.30	1.51	to	1.51
12/31/2023	159,672	32.27	to	32.27	5,152,248	1.49	1.30	to	1.30	11.65	to	11.65
12/31/2022	173,257	28.90	to	28.90	5,007,427	1.31	1.30	to	1.30	(18.58)	to	(18.58)
12/31/2021	191,854	35.50	to	35.50	6,809,974	1.02	1.30	to	1.30	10.15	to	10.15
Nomura Mid Cap Growth Class A Shares
12/31/2025	132,935	9.87	to	9.77	1,309,873	-	1.25	to	1.90	(0.42)	to	(1.07)
12/31/2024(1)	153,595	9.91	to	9.88	1,521,542	-	1.25	to	1.90	-	to	-
PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2025	528,053	9.39	to	8.40	4,688,335	7.62	1.25	to	1.90	17.32	to	16.56
12/31/2024	667,300	8.01	to	7.21	5,068,621	2.80	1.25	to	1.90	2.92	to	2.25
12/31/2023	677,054	7.78	to	7.05	5,014,119	4.59	1.25	to	1.90	(9.02)	to	(9.61)
12/31/2022	718,870	8.55	to	7.80	5,869,360	34.05	1.25	to	1.90	7.01	to	6.48
12/31/2021	1,022,118	7.98	to	7.33	7,817,094	21.83	1.25	to	1.75	31.15	to	30.50
PIMCO Low Duration Class A Shares
12/31/2025	2,151,832	12.63	to	11.44	25,805,611	3.95	1.25	to	1.90	3.95	to	3.27
12/31/2024	2,415,014	12.15	to	11.07	27,974,198	3.88	1.25	to	1.90	3.21	to	2.54
12/31/2023	2,585,774	11.77	to	10.80	29,139,752	3.80	1.25	to	1.90	3.71	to	3.04
12/31/2022	2,963,159	11.35	to	10.48	32,321,610	1.68	1.25	to	1.90	(6.69)	to	(7.16)
12/31/2021	3,696,998	12.16	to	11.29	43,322,116	0.54	1.25	to	1.75	(2.20)	to	(2.69)
PIMCO Real Return Class A Shares
12/31/2025	1,136,916	15.51	to	13.88	16,640,341	3.53	1.25	to	1.90	6.40	to	5.71
12/31/2024	1,312,209	14.58	to	13.13	18,121,313	2.78	1.25	to	1.90	0.90	to	0.24
12/31/2023	1,406,100	14.45	to	13.10	19,325,213	2.86	1.25	to	1.90	2.05	to	1.39
12/31/2022	1,572,441	14.16	to	12.92	21,259,835	7.50	1.25	to	1.90	(13.38)	to	(13.81)
12/31/2021	1,865,697	16.33	to	14.99	29,197,941	4.74	1.25	to	1.75	3.95	to	3.43
PIMCO Total Return Class A Shares
12/31/2025	2,765,766	16.62	to	14.87	45,125,897	4.23	1.25	to	1.90	7.61	to	6.91
12/31/2024	3,235,773	15.44	to	13.91	49,244,487	4.22	1.25	to	1.90	0.98	to	0.32
12/31/2023	3,539,220	15.29	to	13.86	53,516,295	3.55	1.25	to	1.90	4.63	to	3.95
12/31/2022	3,852,999	14.62	to	13.33	55,794,500	3.59	1.25	to	1.90	(15.49)	to	(15.93)
12/31/2021	4,460,931	17.29	to	15.86	76,529,481	1.96	1.25	to	1.75	(2.41)	to	(2.89)
Putnam International Equity Class A Shares
12/31/2025	230,479	37.26	to	37.26	8,587,095	2.15	1.30	to	1.30	35.45	to	35.45
12/31/2024	320,106	27.51	to	27.51	8,805,248	0.98	1.30	to	1.30	2.16	to	2.16
12/31/2023	344,591	26.93	to	26.93	9,278,635	1.88	1.30	to	1.30	17.09	to	17.09
12/31/2022	387,757	23.00	to	23.00	8,916,817	-	1.30	to	1.30	(15.94)	to	(15.94)
12/31/2021	439,879	27.36	to	27.36	12,034,000	1.32	1.30	to	1.30	7.36	to	7.36

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Putnam Large Cap Growth Class A Shares
12/31/2025	44,504	$42.48	to	$42.48	$ 1,890,441	-%	1.30%	to	1.30%	12.77%	to	12.77%
12/31/2024	47,751	37.67	to	37.67	1,798,630	-	1.30	to	1.30	31.50	to	31.50
12/31/2023	63,716	28.64	to	28.64	1,825,043	-	1.30	to	1.30	42.37	to	42.37
12/31/2022	75,742	20.12	to	20.12	1,523,823	-	1.30	to	1.30	(31.24)	to	(31.24)
12/31/2021	76,682	29.26	to	29.26	2,243,749	-	1.30	to	1.30	20.94	to	20.94
Putnam Large Cap Value Class A Shares
12/31/2025	36,102	25.77	to	25.77	930,431	1.17	1.30	to	1.30	18.50	to	18.50
12/31/2024	40,203	21.75	to	21.75	874,346	1.11	1.30	to	1.30	17.46	to	17.46
12/31/2023	44,592	18.52	to	18.52	825,643	1.51	1.30	to	1.30	13.91	to	13.91
12/31/2022	48,838	16.25	to	16.25	793,831	1.80	1.30	to	1.30	(4.34)	to	(4.34)
12/31/2021	40,213	16.99	to	16.99	683,288	1.19	1.30	to	1.30	25.20	to	25.20
TA Aegon Sustainable Equity Income Service Class
12/31/2025	148,138	14.53	to	13.86	2,141,638	1.42	1.25	to	1.90	9.61	to	8.90
12/31/2024	178,580	13.26	to	12.73	2,357,067	1.79	1.25	to	1.90	15.14	to	14.39
12/31/2023	223,808	11.52	to	11.13	2,567,186	1.91	1.25	to	1.90	4.69	to	4.01
12/31/2022	243,900	11.00	to	10.70	2,674,194	1.84	1.25	to	1.90	(12.98)	to	(13.44)
12/31/2021	290,104	12.63	to	12.36	3,654,803	1.86	1.25	to	1.75	20.60	to	20.00
TA Asset Allocation - Conservative Class A Shares
12/31/2025	24,365	13.83	to	13.16	331,314	2.61	1.25	to	1.90	10.79	to	10.07
12/31/2024	25,797	12.48	to	11.96	317,472	2.42	1.25	to	1.90	5.96	to	5.27
12/31/2023	48,437	11.78	to	11.36	559,916	2.34	1.25	to	1.90	8.87	to	8.16
12/31/2022	76,427	10.82	to	10.50	817,555	1.68	1.25	to	1.90	(16.29)	to	(16.73)
12/31/2021	89,073	12.92	to	12.61	1,141,030	2.11	1.25	to	1.75	4.11	to	3.59
TA Asset Allocation - Moderate Class A Shares
12/31/2025	94,660	15.47	to	14.73	1,446,745	2.24	1.25	to	1.90	13.44	to	12.71
12/31/2024	98,698	13.64	to	13.07	1,331,283	2.01	1.25	to	1.90	8.46	to	7.75
12/31/2023	105,950	12.57	to	12.13	1,316,550	2.18	1.25	to	1.90	11.27	to	10.55
12/31/2022	131,518	11.30	to	10.97	1,470,956	1.52	1.25	to	1.90	(17.13)	to	(17.56)
12/31/2021	88,483	13.63	to	13.31	1,198,284	2.52	1.25	to	1.75	6.57	to	6.04
TA Asset Allocation - Moderate Growth Class A Shares
12/31/2025	96,021	17.82	to	16.97	1,680,433	1.59	1.25	to	1.90	16.52	to	15.77
12/31/2024	105,070	15.30	to	14.66	1,581,232	1.75	1.25	to	1.90	11.74	to	11.01
12/31/2023	128,051	13.69	to	13.20	1,731,302	1.84	1.25	to	1.90	14.27	to	13.53
12/31/2022	135,459	11.98	to	11.63	1,606,662	0.88	1.25	to	1.90	(18.46)	to	(18.89)
12/31/2021	171,347	14.68	to	14.34	2,495,528	2.57	1.25	to	1.75	9.98	to	9.43
TA BlackRock Government Money Market Initial Class
12/31/2025	1,398,016	10.82	to	10.44	15,004,176	3.90	1.25	to	1.90	2.77	to	2.11
12/31/2024	518,482	10.52	to	10.22	5,404,769	4.93	1.25	to	1.90	3.73	to	3.05
12/31/2023	569,758	10.15	to	9.92	5,735,835	4.79	1.25	to	1.90	3.56	to	2.89
12/31/2022	466,406	9.80	to	9.64	4,551,231	1.48	1.25	to	1.90	0.10	to	(0.43)
12/31/2021	411,733	9.78	to	9.68	4,017,112	-	1.25	to	1.75	(1.24)	to	(1.73)
TA Bond Class A Shares
12/31/2025	544,992	1.48	to	1.36	776,833	4.13	1.25	to	1.90	5.49	to	4.80
12/31/2024	623,953	1.40	to	1.30	846,116	4.11	1.25	to	1.90	0.49	to	(0.17)
12/31/2023	650,360	1.40	to	1.30	880,191	3.69	1.25	to	1.90	4.65	to	3.97
12/31/2022	616,956	1.34	to	1.25	801,112	2.79	1.25	to	1.90	(14.58)	to	(15.01)
12/31/2021	721,671	1.56	to	1.47	1,101,155	2.17	1.25	to	1.75	(1.36)	to	(1.86)
TA International Focus Initial Class
12/31/2025	4,385,857	12.77	to	12.18	54,739,174	1.63	1.25	to	1.90	5.15	to	4.47
12/31/2024	5,042,953	12.14	to	11.66	60,067,418	2.27	1.25	to	1.90	(2.29)	to	(2.92)
12/31/2023	5,434,870	12.43	to	12.01	66,480,045	1.98	1.25	to	1.90	11.14	to	10.42
12/31/2022	6,194,561	11.18	to	10.88	68,406,004	3.02	1.25	to	1.90	(21.08)	to	(21.49)
12/31/2021	6,800,730	14.16	to	13.85	95,378,126	1.21	1.25	to	1.75	9.44	to	8.90

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA Multi-Managed Balanced Class A Shares
12/31/2025	72,170	$19.71	to	$18.76	$ 1,411,472	1.52%	1.25%	to	1.90%	11.26%	to	10.54%
12/31/2024	82,688	17.71	to	16.97	1,454,063	1.59	1.25	to	1.90	13.07	to	12.34
12/31/2023	96,409	15.66	to	15.11	1,497,664	1.55	1.25	to	1.90	16.96	to	16.20
12/31/2022	92,381	13.39	to	13.00	1,228,872	1.00	1.25	to	1.90	(17.58)	to	(18.01)
12/31/2021	94,670	16.24	to	15.86	1,528,612	0.59	1.25	to	1.75	15.12	to	14.55
TA Small/Mid Cap Value Class A Shares
12/31/2025	558,916	35.58	to	32.37	18,928,625	0.99	1.25	to	1.90	8.14	to	7.44
12/31/2024	665,415	32.90	to	30.13	20,923,496	0.74	1.25	to	1.90	7.21	to	6.51
12/31/2023	783,326	30.69	to	28.29	23,067,157	0.85	1.25	to	1.90	10.57	to	9.86
12/31/2022	871,791	27.75	to	25.75	23,312,861	0.51	1.25	to	1.90	(9.71)	to	(10.16)
12/31/2021	1,087,248	30.71	to	28.66	32,281,834	0.05	1.25	to	1.75	25.61	to	24.98
TA Sustainable Equity Income Class A Shares
12/31/2025	1,865,775	18.76	to	17.58	34,056,568	1.22	1.25	to	1.90	9.57	to	8.86
12/31/2024	2,212,261	17.12	to	16.15	36,960,876	1.30	1.25	to	1.90	14.80	to	14.05
12/31/2023	2,806,642	14.91	to	14.16	40,961,183	1.66	1.25	to	1.90	4.54	to	3.86
12/31/2022	2,940,434	14.26	to	13.63	41,175,403	1.78	1.25	to	1.90	(12.79)	to	(13.24)
12/31/2021	3,512,199	16.35	to	15.71	56,508,169	1.10	1.25	to	1.75	20.47	to	19.87
TA T. Rowe Price Small Cap Service Class
12/31/2025	168,474	19.53	to	18.63	3,211,789	-	1.25	to	1.90	8.57	to	7.87
12/31/2024	187,807	17.99	to	17.27	3,308,731	-	1.25	to	1.90	11.20	to	10.48
12/31/2023	245,856	16.18	to	15.63	3,909,435	-	1.25	to	1.90	19.38	to	18.61
12/31/2022	275,948	13.55	to	13.18	3,688,820	-	1.25	to	1.90	(23.62)	to	(24.00)
12/31/2021	304,452	17.73	to	17.34	5,339,069	-	1.25	to	1.75	9.70	to	9.15
TA TSW International Equity Service Class
12/31/2025	152,054	15.71	to	14.99	2,319,969	2.00	1.25	to	1.90	29.79	to	28.95
12/31/2024	197,761	12.11	to	11.62	2,334,366	2.67	1.25	to	1.90	1.83	to	1.16
12/31/2023	225,711	11.89	to	11.49	2,629,061	0.79	1.25	to	1.90	13.83	to	13.10
12/31/2022	281,562	10.44	to	10.16	2,896,637	3.07	1.25	to	1.90	(15.76)	to	(16.18)
12/31/2021	325,419	12.39	to	12.12	3,985,217	1.64	1.25	to	1.75	11.80	to	11.24
TA TSW Mid Cap Value Opportunities Service Class
12/31/2025	89,247	16.57	to	15.81	1,472,070	1.03	1.25	to	1.90	8.00	to	7.30
12/31/2024	112,659	15.34	to	14.73	1,721,565	1.21	1.25	to	1.90	6.74	to	6.04
12/31/2023	120,149	14.37	to	13.89	1,720,797	1.24	1.25	to	1.90	9.20	to	8.49
12/31/2022	134,973	13.16	to	12.80	1,771,368	0.56	1.25	to	1.90	(9.61)	to	(10.08)
12/31/2021	140,383	14.55	to	14.24	2,037,857	0.60	1.25	to	1.75	27.25	to	26.61
TA US Growth Class A Shares
12/31/2025	366,197	57.70	to	53.55	20,318,204	-	1.25	to	1.90	15.74	to	14.99
12/31/2024	458,554	49.85	to	46.57	22,067,574	-	1.25	to	1.90	26.98	to	26.15
12/31/2023	653,778	39.26	to	36.91	24,874,322	-	1.25	to	1.90	39.64	to	38.74
12/31/2022	882,404	28.11	to	26.60	24,136,995	-	1.25	to	1.90	(32.55)	to	(32.88)
12/31/2021	847,968	41.65	to	39.64	34,477,085	-	1.25	to	1.75	18.71	to	18.12
TA WMC US Growth Service Class
12/31/2025	9,623	33.23	to	31.70	311,884	-	1.25	to	1.90	16.01	to	15.26
12/31/2024	11,073	28.65	to	27.51	309,287	-	1.25	to	1.90	27.09	to	26.26
12/31/2023	14,719	22.54	to	21.79	325,216	-	1.25	to	1.90	39.97	to	39.06
12/31/2022	300	16.10	to	15.67	4,771	-	1.25	to	1.90	(32.42)	to	(32.76)
12/31/2021	625	23.81	to	23.30	14,660	-	1.25	to	1.75	18.88	to	18.28
Victory Pioneer Class A Shares
12/31/2025	14,045	67.35	to	60.26	895,600	0.23	1.25	to	1.90	21.67	to	20.88
12/31/2024	19,822	55.36	to	49.85	1,039,740	0.52	1.25	to	1.90	21.05	to	20.27
12/31/2023	27,227	45.73	to	41.45	1,174,534	0.87	1.25	to	1.90	27.12	to	26.30
12/31/2022	29,740	35.97	to	32.82	1,022,519	0.54	1.25	to	1.90	(20.53)	to	(20.93)
12/31/2021	24,046	45.24	to	41.50	1,040,778	0.11	1.25	to	1.75	26.22	to	25.59

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Victory Pioneer High Yield Class A Shares
12/31/2025	83,218	$23.58	to	$21.10	$ 1,842,405	5.73%	1.25%	to	1.90%	6.23%	to	5.54%
12/31/2024	93,273	22.20	to	19.99	1,950,060	5.83	1.25	to	1.90	6.99	to	6.30
12/31/2023	97,155	20.75	to	18.80	1,906,733	5.40	1.25	to	1.90	9.07	to	8.37
12/31/2022	95,275	19.02	to	17.35	1,725,211	5.07	1.25	to	1.90	(12.04)	to	(12.47)
12/31/2021	110,682	21.61	to	19.83	2,286,681	4.25	1.25	to	1.75	4.44	to	3.92
Victory Pioneer Select Mid Cap Growth Class A Shares
12/31/2025	3,785	56.13	to	51.44	204,515	-	1.25	to	1.90	18.92	to	18.15
12/31/2024	4,643	47.20	to	43.54	211,183	-	1.25	to	1.90	22.29	to	21.50
12/31/2023	5,691	38.59	to	35.83	212,458	-	1.25	to	1.90	17.19	to	16.43
12/31/2022	6,639	32.93	to	30.78	211,789	-	1.25	to	1.90	(32.18)	to	(32.52)
12/31/2021	8,630	48.52	to	45.61	406,330	-	1.25	to	1.75	6.62	to	6.09
Virtus AllianzGI Dividend Value Class A Shares
12/31/2025	103,964	22.23	to	20.13	2,183,444	2.12	1.25	to	1.90	6.87	to	6.18
12/31/2024	125,780	20.80	to	18.96	2,479,518	1.33	1.25	to	1.90	3.63	to	2.95
12/31/2023	141,020	20.07	to	18.41	2,694,623	3.57	1.25	to	1.90	17.67	to	16.91
12/31/2022	159,900	17.06	to	15.75	2,606,367	1.59	1.25	to	1.90	(14.84)	to	(15.26)
12/31/2021	193,849	20.02	to	18.59	3,721,834	1.35	1.25	to	1.75	26.94	to	26.30
Virtus AllianzGI Small-Cap Value Class A Shares
12/31/2025	56,612	33.06	to	29.57	2,403,324	0.78	1.25	to	1.90	(0.19)	to	(0.83)
12/31/2024	65,506	33.12	to	29.82	2,789,044	1.19	1.25	to	1.90	4.33	to	3.65
12/31/2023	75,835	31.75	to	28.77	3,120,429	2.13	1.25	to	1.90	21.47	to	20.69
12/31/2022	100,965	26.13	to	23.84	3,305,168	0.98	1.25	to	1.90	(17.30)	to	(17.74)
12/31/2021	106,952	31.59	to	28.98	4,234,708	0.99	1.25	to	1.75	22.69	to	22.08

(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

AB Discovery Value Class A Shares
12/31/2025	42,327	$41.66	to	$37.27	$ 1,665,009	0.59%	1.25%	to	1.90%	1.27%	to	0.61%
12/31/2024	47,781	41.14	to	37.04	1,861,463	0.49	1.25	to	1.90	8.24	to	7.53
12/31/2023	56,372	38.01	to	34.45	2,032,511	0.48	1.25	to	1.90	15.25	to	14.50
12/31/2022	58,853	32.98	to	30.08	1,851,502	0.76	1.25	to	1.90	(17.45)	to	(17.86)
12/31/2021	75,469	39.92	to	36.62	2,871,461	0.75	1.25	to	1.75	33.76	to	33.09
AB International Value Class A Shares
12/31/2025	115,618	10.91	to	9.87	1,194,854	2.78	1.25	to	1.90	40.21	to	39.31
12/31/2024	152,806	7.78	to	7.09	1,130,376	8.51	1.25	to	1.90	3.49	to	2.82
12/31/2023	168,102	7.52	to	6.89	1,206,081	1.11	1.25	to	1.90	13.46	to	12.73
12/31/2022	204,086	6.62	to	6.12	1,297,199	1.16	1.25	to	1.90	(11.98)	to	(12.42)
12/31/2021	237,594	7.52	to	6.98	1,720,918	2.51	1.25	to	1.75	9.39	to	8.84
AB Large Cap Growth Class A Shares
12/31/2025	18,837	115.13	to	115.13	2,168,655	-	1.30	to	1.30	11.52	to	11.52
12/31/2024	21,792	103.24	to	103.24	2,249,692	-	1.30	to	1.30	23.52	to	23.52
12/31/2023	24,995	83.58	to	83.58	2,089,113	-	1.30	to	1.30	32.93	to	32.93
12/31/2022	30,680	62.88	to	62.88	1,929,080	-	1.30	to	1.30	(29.87)	to	(29.87)
12/31/2021	32,293	89.66	to	89.66	2,895,325	-	1.30	to	1.30	26.92	to	26.92
AB Large Cap Value Class A Shares
12/31/2025	17,901	29.64	to	26.51	496,182	1.19	1.25	to	1.90	15.28	to	14.53
12/31/2024	14,626	25.71	to	23.15	353,880	0.76	1.25	to	1.90	14.13	to	13.39
12/31/2023	23,456	22.53	to	20.42	495,763	1.18	1.25	to	1.90	17.03	to	16.28
12/31/2022	25,310	19.25	to	17.56	459,310	1.65	1.25	to	1.90	(8.23)	to	(8.69)
12/31/2021	19,779	20.96	to	19.23	395,022	0.90	1.25	to	1.75	25.44	to	24.82
AB Relative Value Class A Shares
12/31/2025	59,371	59.67	to	59.67	3,542,890	0.82	1.30	to	1.30	8.85	to	8.85
12/31/2024	68,845	54.82	to	54.82	3,774,052	0.91	1.30	to	1.30	11.22	to	11.22
12/31/2023	81,090	49.29	to	49.29	3,996,811	1.31	1.30	to	1.30	9.79	to	9.79
12/31/2022	86,814	44.89	to	44.89	3,897,442	1.12	1.30	to	1.30	(5.42)	to	(5.42)
12/31/2021	101,781	47.47	to	47.47	4,831,075	0.62	1.30	to	1.30	25.74	to	25.74
American Funds - EUPAC Class F -1 Shares
12/31/2025	57,206	35.78	to	32.01	1,948,958	2.85	1.25	to	1.90	27.07	to	26.24
12/31/2024	70,575	28.16	to	25.36	1,894,898	1.02	1.25	to	1.90	3.35	to	2.67
12/31/2023	87,539	27.25	to	24.70	2,276,818	1.55	1.25	to	1.90	14.15	to	13.41
12/31/2022	110,649	23.87	to	21.78	2,537,626	1.07	1.25	to	1.90	(24.04)	to	(24.42)
12/31/2021	116,376	31.40	to	28.81	3,514,077	1.17	1.25	to	1.75	1.19	to	0.68
American Funds - Growth Fund of America® Class F -1 Shares
12/31/2025	145,688	78.34	to	70.08	10,847,255	0.21	1.25	to	1.90	18.38	to	17.61
12/31/2024	190,931	66.18	to	59.59	12,055,840	0.33	1.25	to	1.90	26.76	to	25.94
12/31/2023	230,900	52.21	to	47.32	11,529,239	0.56	1.25	to	1.90	35.44	to	34.56
12/31/2022	263,846	38.55	to	35.16	9,766,315	0.22	1.25	to	1.90	(31.67)	to	(32.01)
12/31/2021	293,858	56.36	to	51.71	15,935,427	-	1.25	to	1.75	17.78	to	17.20
American Funds - Income Fund of America® Class F -1 Shares
12/31/2025	72,716	35.62	to	31.87	2,476,133	3.63	1.25	to	1.90	16.24	to	15.49
12/31/2024	90,405	30.65	to	27.59	2,659,824	3.92	1.25	to	1.90	9.37	to	8.66
12/31/2023	101,096	28.02	to	25.40	2,729,505	3.64	1.25	to	1.90	6.21	to	5.52
12/31/2022	121,214	26.38	to	24.07	3,092,645	3.06	1.25	to	1.90	(7.72)	to	(8.18)
12/31/2021	135,310	28.57	to	26.21	3,743,875	2.74	1.25	to	1.75	15.84	to	15.26

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

American Funds - Investment Company of America® Class F -1 Shares
12/31/2025	89,720	$61.10	to	$54.66	$ 5,245,573	0.92%	1.25%	to	1.90%	18.94%	to	18.17%
12/31/2024	106,279	51.37	to	46.26	5,236,555	1.00	1.25	to	1.90	23.32	to	22.51
12/31/2023	129,138	41.66	to	37.76	5,167,415	1.49	1.25	to	1.90	26.82	to	26.00
12/31/2022	148,708	32.85	to	29.97	4,700,716	1.28	1.25	to	1.90	(16.67)	to	(17.09)
12/31/2021	170,977	39.39	to	36.14	6,485,322	1.16	1.25	to	1.75	23.38	to	22.76
American Funds - The Bond Fund of America® Class A Shares
12/31/2025	128,430	16.44	to	16.44	2,110,820	4.18	1.30	to	1.30	5.76	to	5.76
12/31/2024	157,786	15.54	to	15.54	2,452,128	4.23	1.30	to	1.30	(0.17)	to	(0.17)
12/31/2023	183,839	15.57	to	15.57	2,861,968	3.62	1.30	to	1.30	3.35	to	3.35
12/31/2022	203,554	15.06	to	15.06	3,066,208	2.55	1.30	to	1.30	(13.81)	to	(13.81)
12/31/2021	234,415	17.48	to	17.48	4,096,621	1.42	1.30	to	1.30	(2.23)	to	(2.23)
American Funds - The Bond Fund of America® Class F -1 Shares
12/31/2025	97,319	13.70	to	12.25	1,256,493	4.13	1.25	to	1.90	5.76	to	5.08
12/31/2024	115,085	12.95	to	11.66	1,412,460	4.19	1.25	to	1.90	(0.17)	to	(0.82)
12/31/2023	140,457	12.97	to	11.76	1,732,492	3.59	1.25	to	1.90	3.37	to	2.70
12/31/2022	151,431	12.55	to	11.45	1,816,632	2.49	1.25	to	1.90	(13.86)	to	(14.29)
12/31/2021	157,041	14.56	to	13.35	2,191,573	1.38	1.25	to	1.75	(2.22)	to	(2.71)
American Funds - The Growth Fund of America® Class A Shares
12/31/2025	346,459	109.30	to	109.30	37,869,518	0.27	1.30	to	1.30	18.39	to	18.39
12/31/2024	410,138	92.33	to	92.33	37,867,539	0.39	1.30	to	1.30	26.76	to	26.76
12/31/2023	490,160	72.84	to	72.84	35,702,454	0.59	1.30	to	1.30	35.44	to	35.44
12/31/2022	563,340	53.78	to	53.78	30,296,769	0.27	1.30	to	1.30	(31.61)	to	(31.61)
12/31/2021	620,931	78.64	to	78.64	48,831,813	0.08	1.30	to	1.30	17.80	to	17.80
American Funds - The Income Fund of America® Class A Shares
12/31/2025	150,142	49.52	to	49.52	7,435,482	3.69	1.30	to	1.30	16.24	to	16.24
12/31/2024	179,844	42.60	to	42.60	7,662,015	3.91	1.30	to	1.30	9.40	to	9.40
12/31/2023	216,435	38.94	to	38.94	8,428,765	3.72	1.30	to	1.30	6.20	to	6.20
12/31/2022	242,098	36.67	to	36.67	8,877,720	3.13	1.30	to	1.30	(7.62)	to	(7.62)
12/31/2021	272,024	39.69	to	39.69	10,797,409	2.86	1.30	to	1.30	15.86	to	15.86
American Funds - The Investment Company of America® Class A Shares
12/31/2025	245,886	82.58	to	82.58	20,306,171	0.98	1.30	to	1.30	18.95	to	18.95
12/31/2024	285,545	69.43	to	69.43	19,824,688	1.07	1.30	to	1.30	23.33	to	23.33
12/31/2023	353,540	56.29	to	56.29	19,901,852	1.56	1.30	to	1.30	26.85	to	26.85
12/31/2022	396,820	44.38	to	44.38	17,610,195	1.38	1.30	to	1.30	(16.60)	to	(16.60)
12/31/2021	444,617	53.21	to	53.21	23,660,007	1.23	1.30	to	1.30	23.41	to	23.41
AMG Renaissance Large Cap Growth Class N Shares
12/31/2025	1,029	27.15	to	25.90	27,104	-	1.25	to	1.90	8.74	to	8.03
12/31/2024	1,592	24.97	to	23.97	38,656	-	1.25	to	1.90	19.30	to	18.52
12/31/2023	3,030	20.93	to	20.22	61,857	0.06	1.25	to	1.90	23.49	to	22.70
12/31/2022	3,447	16.95	to	16.48	57,276	0.14	1.25	to	1.90	(18.14)	to	(18.55)
12/31/2021	4,273	20.69	to	20.24	87,030	-	1.25	to	1.75	28.40	to	27.76
BlackRock Advantage Global Investor A Shares
12/31/2025	5,677	52.80	to	47.23	282,833	1.27	1.25	to	1.90	22.09	to	21.30
12/31/2024	6,869	43.24	to	38.94	282,800	1.09	1.25	to	1.90	17.13	to	16.37
12/31/2023	7,632	36.92	to	33.46	269,573	1.49	1.25	to	1.90	20.91	to	20.13
12/31/2022	9,185	30.53	to	27.85	269,227	1.59	1.25	to	1.90	(19.01)	to	(19.42)
12/31/2021	9,735	37.67	to	34.57	352,963	1.09	1.25	to	1.75	16.16	to	15.58
BlackRock Advantage International Investor A Shares
12/31/2025	53,624	27.88	to	25.82	1,428,805	2.64	1.25	to	1.90	30.44	to	29.60
12/31/2024	64,589	21.38	to	19.93	1,320,305	2.48	1.25	to	1.90	5.20	to	4.51
12/31/2023	75,341	20.32	to	19.07	1,472,903	2.63	1.25	to	1.90	17.63	to	16.87
12/31/2022	81,044	17.27	to	16.31	1,352,356	2.89	1.25	to	1.90	(14.82)	to	(15.25)
12/31/2021	98,008	20.27	to	19.25	1,926,866	2.97	1.25	to	1.75	11.37	to	10.82

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BlackRock Advantage Large Cap Core Investor A Shares
12/31/2025	82,684	$61.42	to	$54.95	$ 4,812,098	0.45%	1.25%	to	1.90%	18.56%	to	17.79%
12/31/2024	95,341	51.80	to	46.65	4,698,284	0.61	1.25	to	1.90	23.76	to	22.96
12/31/2023	115,706	41.86	to	37.94	4,624,401	0.85	1.25	to	1.90	23.73	to	22.93
12/31/2022	138,155	33.83	to	30.86	4,469,776	0.89	1.25	to	1.90	(21.35)	to	(21.74)
12/31/2021	150,330	42.98	to	39.44	6,202,571	0.55	1.25	to	1.75	26.70	to	26.07
BlackRock Advantage Large Cap Value Investor A Shares
12/31/2025	68,462	42.66	to	38.16	2,759,579	1.12	1.25	to	1.90	16.62	to	15.86
12/31/2024	80,636	36.58	to	32.94	2,793,306	1.28	1.25	to	1.90	13.72	to	12.98
12/31/2023	94,536	32.17	to	29.16	2,885,957	1.51	1.25	to	1.90	12.01	to	11.29
12/31/2022	106,203	28.72	to	26.20	2,903,078	1.43	1.25	to	1.90	(10.06)	to	(10.50)
12/31/2021	114,334	31.90	to	29.27	3,481,864	1.15	1.25	to	1.75	24.90	to	24.28
BlackRock Advantage SMID Investor A Shares
12/31/2025	69,412	40.49	to	36.22	3,863,109	0.42	1.25	to	1.90	9.62	to	8.91
12/31/2024	79,141	36.94	to	33.26	4,005,848	0.63	1.25	to	1.90	10.49	to	9.77
12/31/2023	90,915	33.43	to	30.30	4,161,504	0.85	1.25	to	1.90	17.12	to	16.37
12/31/2022	107,072	28.54	to	26.04	4,156,263	0.81	1.25	to	1.90	(17.87)	to	(18.30)
12/31/2021	115,972	34.74	to	31.87	5,461,476	1.19	1.25	to	1.75	12.05	to	11.49
BlackRock Capital Appreciation Investor A Shares
12/31/2025	369,843	73.53	to	65.78	27,738,800	-	1.25	to	1.90	11.15	to	10.43
12/31/2024	440,938	66.16	to	59.57	29,739,308	-	1.25	to	1.90	29.89	to	29.05
12/31/2023	612,088	50.93	to	46.16	31,719,431	-	1.25	to	1.90	47.01	to	46.06
12/31/2022	840,987	34.64	to	31.60	29,658,675	-	1.25	to	1.90	(38.64)	to	(38.97)
12/31/2021	750,805	56.44	to	51.78	43,342,704	-	1.25	to	1.75	19.20	to	18.60
BlackRock Global Allocation Investor A Shares
12/31/2025	1,637,857	32.66	to	29.22	57,251,336	2.46	1.25	to	1.90	17.89	to	17.13
12/31/2024	1,970,092	27.70	to	24.95	58,456,215	1.05	1.25	to	1.90	7.64	to	6.94
12/31/2023	2,300,059	25.74	to	23.33	63,554,778	1.14	1.25	to	1.90	10.95	to	10.24
12/31/2022	2,646,832	23.20	to	21.16	66,245,918	-	1.25	to	1.90	(17.13)	to	(17.56)
12/31/2021	3,104,226	27.98	to	25.67	93,766,818	0.92	1.25	to	1.75	5.13	to	4.60
BlackRock High Yield Investor A Shares
12/31/2025	583,379	19.36	to	17.93	10,840,744	6.43	1.25	to	1.90	7.61	to	6.92
12/31/2024	679,646	17.99	to	16.77	11,781,346	6.71	1.25	to	1.90	6.74	to	6.05
12/31/2023	778,870	16.86	to	15.82	12,700,319	6.56	1.25	to	1.90	11.94	to	11.22
12/31/2022	894,900	15.06	to	14.22	13,091,390	5.14	1.25	to	1.90	(12.04)	to	(12.48)
12/31/2021	1,097,933	17.11	to	16.25	18,309,702	4.39	1.25	to	1.75	4.22	to	3.70
BlackRock International Investor A Shares
12/31/2025	81,599	18.41	to	17.04	1,435,540	1.65	1.25	to	1.90	13.85	to	13.12
12/31/2024	94,281	16.17	to	15.07	1,463,871	0.65	1.25	to	1.90	(1.03)	to	(1.68)
12/31/2023	102,116	16.34	to	15.32	1,610,288	0.88	1.25	to	1.90	17.90	to	17.13
12/31/2022	122,032	13.86	to	13.08	1,642,196	0.87	1.25	to	1.90	(25.43)	to	(25.80)
12/31/2021	119,643	18.57	to	17.63	2,164,783	0.46	1.25	to	1.75	7.76	to	7.22
BlackRock iShares MSCI EAFE International Index Investor A Shares
12/31/2025	4,399	27.25	to	24.38	112,553	3.48	1.25	to	1.90	29.76	to	28.92
12/31/2024	5,088	21.00	to	18.91	100,673	2.87	1.25	to	1.90	2.10	to	1.43
12/31/2023	5,369	20.57	to	18.64	104,465	2.94	1.25	to	1.90	16.56	to	15.80
12/31/2022	6,266	17.65	to	16.10	104,818	2.22	1.25	to	1.90	(15.49)	to	(15.91)
12/31/2021	6,815	20.87	to	19.15	135,222	2.63	1.25	to	1.75	9.63	to	9.08
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares
12/31/2025	973	40.67	to	36.39	37,194	1.05	1.25	to	1.90	11.10	to	10.39
12/31/2024	1,061	36.61	to	32.96	36,611	1.63	1.25	to	1.90	9.76	to	9.05
12/31/2023	1,115	33.35	to	30.23	35,200	1.34	1.25	to	1.90	15.16	to	14.41
12/31/2022	1,189	28.96	to	26.42	32,699	0.86	1.25	to	1.90	(21.62)	to	(22.01)
12/31/2021	1,306	36.92	to	33.88	45,932	0.77	1.25	to	1.75	12.96	to	12.40

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BlackRock iShares S&P 500 Index Investor A Shares
12/31/2025	456,569	$45.15	to	$42.15	$ 20,099,923	0.89%	1.25%	to	1.90%	16.00%	to	15.24%
12/31/2024	565,340	38.92	to	36.57	21,492,100	1.01	1.25	to	1.90	22.99	to	22.19
12/31/2023	725,529	31.65	to	29.93	22,484,689	1.27	1.25	to	1.90	24.28	to	23.48
12/31/2022	815,908	25.47	to	24.24	20,403,041	1.24	1.25	to	1.90	(19.44)	to	(19.87)
12/31/2021	857,110	31.60	to	30.25	26,644,665	1.04	1.25	to	1.75	26.64	to	26.01
BlackRock Large Cap Focus Growth Investor A Shares
12/31/2025	128,960	22.79	to	21.99	2,881,913	-	1.25	to	1.90	11.12	to	10.40
12/31/2024	163,501	20.51	to	19.92	3,300,887	-	1.25	to	1.90	28.90	to	28.06
12/31/2023	197,165	15.91	to	15.55	3,098,794	-	1.25	to	1.90	50.77	to	49.79
12/31/2022	249,101	10.55	to	10.38	2,606,897	-	1.25	to	1.90	(39.06)	to	(39.37)
12/31/2021	250,534	17.30	to	17.12	4,312,711	-	1.25	to	1.75	15.23	to	14.65
BlackRock Large Cap Focus Value Investor A Shares
12/31/2025	403,743	43.36	to	38.79	18,734,559	1.86	1.25	to	1.90	23.46	to	22.66
12/31/2024	514,185	35.12	to	31.62	19,223,194	1.99	1.25	to	1.90	8.70	to	8.00
12/31/2023	618,055	32.31	to	29.28	21,225,364	2.08	1.25	to	1.90	14.49	to	13.75
12/31/2022	726,717	28.22	to	25.74	21,808,215	1.27	1.25	to	1.90	(6.09)	to	(6.58)
12/31/2021	885,788	30.03	to	27.55	28,096,823	1.13	1.25	to	1.75	20.72	to	20.12
BlackRock Low Duration Bond Investor A Shares
12/31/2025	3,732	11.19	to	10.35	39,985	4.36	1.25	to	1.90	4.63	to	3.95
12/31/2024	4,438	10.69	to	9.96	45,755	4.27	1.25	to	1.90	3.73	to	3.05
12/31/2023	5,764	10.31	to	9.67	57,567	3.80	1.25	to	1.90	4.08	to	3.41
12/31/2022	6,118	9.91	to	9.35	58,915	2.01	1.25	to	1.90	(6.21)	to	(6.68)
12/31/2021	6,485	10.55	to	10.02	66,735	0.98	1.25	to	1.75	(1.74)	to	(2.23)
BlackRock Total Return Investor A Shares
12/31/2025	2,643,950	14.54	to	13.01	37,724,857	4.46	1.25	to	1.90	6.53	to	5.84
12/31/2024	3,033,999	13.65	to	12.29	40,737,879	4.41	1.25	to	1.90	0.09	to	(0.57)
12/31/2023	3,290,200	13.64	to	12.36	44,275,620	3.89	1.25	to	1.90	4.33	to	3.66
12/31/2022	3,575,452	13.07	to	11.92	46,187,301	2.47	1.25	to	1.90	(15.56)	to	(16.01)
12/31/2021	4,111,709	15.47	to	14.20	62,986,969	1.68	1.25	to	1.75	(2.19)	to	(2.68)
BNY Mellon Appreciation Investor Shares
12/31/2025	122,240	50.80	to	45.44	5,868,144	0.27	1.25	to	1.90	8.80	to	8.09
12/31/2024	143,918	46.69	to	42.04	6,374,185	0.33	1.25	to	1.90	11.01	to	10.29
12/31/2023	176,590	42.06	to	38.12	7,062,923	0.65	1.25	to	1.90	19.90	to	19.13
12/31/2022	211,913	35.08	to	32.00	7,104,483	0.54	1.25	to	1.90	(19.02)	to	(19.42)
12/31/2021	239,998	43.28	to	39.71	9,945,695	0.35	1.25	to	1.75	25.45	to	24.82
Cohen & Steers Real Estate Securities Class A Shares
12/31/2025	9,315	36.12	to	32.31	316,088	2.95	1.25	to	1.90	2.71	to	2.04
12/31/2024	10,816	35.17	to	31.67	359,436	2.74	1.25	to	1.90	5.15	to	4.47
12/31/2023	12,120	33.44	to	30.31	383,868	3.05	1.25	to	1.90	11.39	to	10.67
12/31/2022	14,809	30.03	to	27.39	424,654	2.61	1.25	to	1.90	(27.46)	to	(27.82)
12/31/2021	14,813	41.36	to	37.95	586,282	1.70	1.25	to	1.75	39.92	to	39.23
Columbia Large Cap Growth Opportunity Class A Shares
12/31/2025	144,957	33.07	to	31.42	4,654,645	-	1.25	to	1.90	13.87	to	13.13
12/31/2024	170,722	29.04	to	27.77	4,834,017	-	1.25	to	1.90	22.90	to	22.10
12/31/2023	204,811	23.63	to	22.74	4,737,463	-	1.25	to	1.90	29.64	to	28.80
12/31/2022	236,550	18.23	to	17.66	4,237,719	-	1.25	to	1.90	(30.61)	to	(30.96)
12/31/2021	236,188	26.25	to	25.58	6,114,990	-	1.25	to	1.75	17.59	to	17.01
Columbia Select Mid Cap Growth Class A Shares
12/31/2025	11,781	35.89	to	33.17	407,597	-	1.25	to	1.90	13.38	to	12.65
12/31/2024	14,015	31.66	to	29.45	428,433	-	1.25	to	1.90	21.87	to	21.08
12/31/2023	18,574	25.98	to	24.32	466,349	-	1.25	to	1.90	23.40	to	22.60
12/31/2022	17,905	21.05	to	19.84	365,439	-	1.25	to	1.90	(32.34)	to	(32.68)
12/31/2021	16,577	31.09	to	29.46	501,343	-	1.25	to	1.75	14.77	to	14.20

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Columbia Select Small Cap Value Class A Shares
12/31/2025	121,796	$61.08	to	$61.08	$ 7,439,659	0.81%	1.30%	to	1.30%	4.15%	to	4.15%
12/31/2024	134,153	58.65	to	58.65	7,867,920	0.53	1.30	to	1.30	10.98	to	10.98
12/31/2023	154,668	52.85	to	52.85	8,173,585	0.72	1.30	to	1.30	10.95	to	10.95
12/31/2022	169,654	47.63	to	47.63	8,080,415	0.73	1.30	to	1.30	(16.46)	to	(16.46)
12/31/2021	190,559	57.01	to	57.01	10,864,550	0.04	1.30	to	1.30	29.48	to	29.48
Davis New York Venture Class A Shares
12/31/2025	293,196	49.18	to	44.00	16,574,722	1.12	1.25	to	1.90	25.30	to	24.49
12/31/2024	379,490	39.25	to	35.34	17,084,434	1.59	1.25	to	1.90	16.04	to	15.29
12/31/2023	454,853	33.83	to	30.66	17,553,289	0.91	1.25	to	1.90	28.39	to	27.56
12/31/2022	533,227	26.35	to	24.03	16,000,186	1.48	1.25	to	1.90	(18.53)	to	(18.96)
12/31/2021	580,708	32.32	to	29.66	21,474,771	0.14	1.25	to	1.75	11.11	to	10.56
Eaton Vance Floating-Rate Class A Shares
12/31/2025	147,052	17.73	to	15.87	2,451,522	7.19	1.25	to	1.90	2.31	to	1.65
12/31/2024	167,034	17.33	to	15.61	2,730,811	8.03	1.25	to	1.90	6.61	to	5.91
12/31/2023	186,021	16.26	to	14.74	2,863,813	8.39	1.25	to	1.90	10.44	to	9.73
12/31/2022	217,282	14.72	to	13.43	3,043,980	4.54	1.25	to	1.90	(3.87)	to	(4.35)
12/31/2021	254,168	15.30	to	14.04	3,710,404	3.05	1.25	to	1.75	2.72	to	2.21
Eaton Vance Large-Cap Value Class A Shares
12/31/2025	98,141	29.02	to	26.28	2,682,192	0.91	1.25	to	1.90	10.72	to	10.01
12/31/2024	115,192	26.21	to	23.89	2,857,160	0.98	1.25	to	1.90	10.10	to	9.38
12/31/2023	135,231	23.81	to	21.84	3,068,945	1.01	1.25	to	1.90	6.58	to	5.89
12/31/2022	143,741	22.34	to	20.62	3,074,058	1.04	1.25	to	1.90	(4.06)	to	(4.54)
12/31/2021	169,307	23.27	to	21.60	3,788,416	1.01	1.25	to	1.75	22.75	to	22.14
Federated Hermes Kaufmann Class A Shares
12/31/2025	55,874	49.12	to	43.94	2,611,890	-	1.25	to	1.90	10.15	to	9.44
12/31/2024	68,348	44.59	to	40.15	2,909,764	-	1.25	to	1.90	14.80	to	14.05
12/31/2023	88,802	38.84	to	35.21	3,303,203	-	1.25	to	1.90	13.48	to	12.75
12/31/2022	98,209	34.23	to	31.22	3,229,075	-	1.25	to	1.90	(31.16)	to	(31.50)
12/31/2021	99,905	49.68	to	45.58	4,780,655	-	1.25	to	1.75	1.13	to	0.63
Federated Hermes Strategic Dividend Growth Class A Shares
12/31/2025	47,401	23.81	to	22.23	1,086,667	1.06	1.25	to	1.90	13.05	to	12.32
12/31/2024	46,406	21.06	to	19.79	945,741	0.87	1.25	to	1.90	11.45	to	10.72
12/31/2023	55,105	18.90	to	17.87	1,010,627	1.14	1.25	to	1.90	7.70	to	7.00
12/31/2022	58,673	17.55	to	16.71	1,003,439	1.18	1.25	to	1.90	(9.19)	to	(9.64)
12/31/2021	73,177	19.31	to	18.49	1,380,093	0.87	1.25	to	1.75	19.40	to	18.81
Fidelity Advisor® Equity Growth Class A Shares
12/31/2025	24,313	86.61	to	77.48	2,623,701	-	1.25	to	1.90	12.85	to	12.12
12/31/2024	25,875	76.74	to	69.10	2,475,458	-	1.25	to	1.90	28.10	to	27.26
12/31/2023	29,482	59.91	to	54.30	2,204,482	-	1.25	to	1.90	33.57	to	32.71
12/31/2022	35,769	44.85	to	40.92	2,004,557	-	1.25	to	1.90	(25.63)	to	(26.02)
12/31/2021	39,581	60.28	to	55.31	2,980,642	-	1.25	to	1.75	21.20	to	20.59
Fidelity Advisor® Overseas Class A Shares
12/31/2025(1)	46,028	10.46	to	10.46	481,403	0.09	1.30	to	1.30	-	to	-
Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2025	10,169	66.02	to	66.02	671,360	0.59	1.30	to	1.30	8.75	to	8.75
12/31/2024	11,412	60.71	to	60.71	692,812	0.34	1.30	to	1.30	10.72	to	10.72
12/31/2023	12,499	54.83	to	54.83	685,329	0.61	1.30	to	1.30	15.35	to	15.35
12/31/2022	14,135	47.53	to	47.53	671,885	0.45	1.30	to	1.30	(15.21)	to	(15.21)
12/31/2021	15,146	56.06	to	56.06	849,127	0.45	1.30	to	1.30	21.34	to	21.34

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Franklin Templeton Growth Class A Shares
12/31/2025	79,152	$24.42	to	$21.85	$ 2,367,807	0.60%	1.25%	to	1.90%	22.05%	to	21.26%
12/31/2024	95,046	20.01	to	18.02	2,280,941	0.92	1.25	to	1.90	4.10	to	3.42
12/31/2023	123,880	19.22	to	17.42	2,758,842	1.12	1.25	to	1.90	19.48	to	18.71
12/31/2022	155,444	16.09	to	14.67	2,837,302	0.86	1.25	to	1.90	(12.85)	to	(13.30)
12/31/2021	163,947	18.45	to	16.93	3,468,745	1.54	1.25	to	1.75	3.82	to	3.30
Invesco American Franchise Fund Class A Shares
12/31/2025	14,448	43.67	to	43.67	630,926	-	1.30	to	1.30	10.12	to	10.12
12/31/2024	14,774	39.66	to	39.66	585,882	-	1.30	to	1.30	32.98	to	32.98
12/31/2023	17,165	29.82	to	29.82	511,889	-	1.30	to	1.30	39.10	to	39.10
12/31/2022	19,323	21.44	to	21.44	414,252	-	1.30	to	1.30	(32.03)	to	(32.03)
12/31/2021	18,345	31.54	to	31.54	578,621	-	1.30	to	1.30	10.40	to	10.40
Invesco Charter Class A Shares
12/31/2025	7,577	41.13	to	41.13	311,651	0.21	1.30	to	1.30	14.45	to	14.45
12/31/2024	9,491	35.94	to	35.94	341,097	0.53	1.30	to	1.30	23.66	to	23.66
12/31/2023	10,056	29.06	to	29.06	292,246	0.49	1.30	to	1.30	21.45	to	21.45
12/31/2022	8,575	23.93	to	23.93	205,186	0.71	1.30	to	1.30	(21.74)	to	(21.74)
12/31/2021	8,903	30.58	to	30.58	272,225	0.35	1.30	to	1.30	25.75	to	25.75
Invesco Comstock Class A Shares
12/31/2025	424,527	47.58	to	42.56	22,037,333	1.62	1.25	to	1.90	15.70	to	14.95
12/31/2024	529,635	41.12	to	37.03	23,747,938	1.67	1.25	to	1.90	13.59	to	12.85
12/31/2023	659,692	36.20	to	32.81	26,149,898	1.72	1.25	to	1.90	10.85	to	10.13
12/31/2022	741,824	32.66	to	29.79	26,582,797	1.68	1.25	to	1.90	(0.49)	to	(1.01)
12/31/2021	974,096	32.80	to	30.10	34,752,813	1.42	1.25	to	1.75	31.66	to	31.01
Invesco Discovery Large Cap Class A Shares
12/31/2025	14,194	57.58	to	51.52	780,028	-	1.25	to	1.90	11.22	to	10.50
12/31/2024	16,643	51.77	to	46.62	824,979	-	1.25	to	1.90	32.33	to	31.47
12/31/2023	22,710	39.12	to	35.46	851,928	-	1.25	to	1.90	33.83	to	32.97
12/31/2022	25,871	29.23	to	26.67	727,611	-	1.25	to	1.90	(32.01)	to	(32.34)
12/31/2021	27,757	42.96	to	39.42	1,150,952	-	1.25	to	1.75	20.83	to	20.22
Invesco Discovery Mid Cap Growth Class A Shares
12/31/2025	60,720	17.41	to	17.41	1,056,937	-	1.30	to	1.30	3.43	to	3.43
12/31/2024	83,289	16.83	to	16.83	1,401,737	-	1.30	to	1.30	22.51	to	22.51
12/31/2023	91,137	13.74	to	13.74	1,252,004	-	1.30	to	1.30	11.51	to	11.51
12/31/2022	100,164	12.32	to	12.32	1,234,003	-	1.30	to	1.30	(31.98)	to	(31.98)
12/31/2020(1)	106,532	18.11	to	18.11	1,929,642	-	1.30	to	1.30	17.33	to	17.33
Invesco Equity and Income Class A Shares
12/31/2025	29,915	47.65	to	47.65	1,425,316	1.77	1.30	to	1.30	11.35	to	11.35
12/31/2024	38,425	42.79	to	42.79	1,644,125	1.95	1.30	to	1.30	10.35	to	10.35
12/31/2023	48,142	38.77	to	38.77	1,866,618	1.99	1.30	to	1.30	8.57	to	8.57
12/31/2022	54,802	35.71	to	35.71	1,957,053	1.75	1.30	to	1.30	(8.91)	to	(8.91)
12/31/2021	59,548	39.20	to	39.20	2,334,443	1.30	1.30	to	1.30	16.50	to	16.50
Invesco Global Class A Shares
12/31/2025	36,999	71.69	to	71.69	2,652,314	-	1.30	to	1.30	13.76	to	13.76
12/31/2024	42,561	63.02	to	63.02	2,682,080	-	1.30	to	1.30	14.77	to	14.77
12/31/2023	47,861	54.91	to	54.91	2,627,939	-	1.30	to	1.30	32.31	to	32.31
12/31/2022	53,306	41.50	to	41.50	2,212,232	-	1.30	to	1.30	(33.02)	to	(33.02)
12/31/2021	53,239	61.96	to	61.96	3,298,718	-	1.30	to	1.30	13.87	to	13.87
Invesco Main Street Class A Shares
12/31/2025	33,481	54.60	to	48.85	1,955,190	0.34	1.25	to	1.90	14.49	to	13.75
12/31/2024	36,135	47.69	to	42.94	1,855,958	0.71	1.25	to	1.90	22.10	to	21.30
12/31/2023	38,878	39.06	to	35.40	1,647,210	0.15	1.25	to	1.90	21.55	to	20.76
12/31/2022	56,886	32.13	to	29.31	1,935,595	0.90	1.25	to	1.90	(21.20)	to	(21.62)
12/31/2021	60,667	40.76	to	37.40	2,623,342	0.59	1.25	to	1.75	26.02	to	25.39

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Invesco Main Street Mid Cap Class A Shares
12/31/2025	46,564	$45.40	to	$40.61	$ 1,981,904	0.18%	1.25%	to	1.90%	7.56%	to	6.87%
12/31/2024	53,672	42.20	to	38.00	2,134,394	0.24	1.25	to	1.90	15.61	to	14.86
12/31/2023	63,190	36.51	to	33.09	2,181,634	-	1.25	to	1.90	13.06	to	12.33
12/31/2022	69,962	32.29	to	29.45	2,143,133	0.11	1.25	to	1.90	(15.48)	to	(15.90)
12/31/2021	90,202	38.17	to	35.02	3,275,848	0.20	1.25	to	1.75	21.50	to	20.89
Invesco Multi-Strategy Class A Shares
12/31/2025	22,713	16.50	to	16.50	374,868	-	1.30	to	1.30	(0.92)	to	(0.92)
12/31/2024	23,387	16.66	to	16.66	389,546	1.30	1.30	to	1.30	4.34	to	4.34
12/31/2023	23,856	15.96	to	15.96	380,821	0.82	1.30	to	1.30	2.22	to	2.22
12/31/2022	26,240	15.62	to	15.62	409,805	-	1.30	to	1.30	(8.47)	to	(8.47)
12/31/2021	28,973	17.06	to	17.06	494,370	2.71	1.30	to	1.30	1.16	to	1.16
Invesco Value Opportunities Class A Shares
12/31/2025	109,282	4.31	to	3.98	448,443	0.21	1.25	to	1.90	18.66	to	17.89
12/31/2024	116,779	3.63	to	3.38	405,469	0.41	1.25	to	1.90	28.47	to	27.64
12/31/2023	138,320	2.82	to	2.65	376,156	0.22	1.25	to	1.90	13.72	to	12.98
12/31/2022	147,533	2.48	to	2.34	354,532	0.67	1.25	to	1.90	0.02	to	(0.48)
12/31/2021	131,334	2.48	to	2.35	316,717	0.57	1.25	to	1.75	33.91	to	33.24
Janus Henderson Enterprise Class A Shares
12/31/2025	264,111	71.98	to	65.94	18,158,886	0.18	1.25	to	1.90	5.94	to	5.26
12/31/2024	305,681	67.94	to	62.65	19,916,719	0.77	1.25	to	1.90	13.42	to	12.68
12/31/2023	378,689	59.90	to	55.60	21,840,743	-	1.25	to	1.90	16.12	to	15.37
12/31/2022	446,160	51.59	to	48.19	22,241,684	-	1.25	to	1.90	(17.43)	to	(17.84)
12/31/2021	512,548	62.42	to	58.65	31,019,403	0.69	1.25	to	1.75	15.52	to	14.94
Janus Henderson Forty Class A Shares
12/31/2025	64,300	72.58	to	65.72	4,425,333	-	1.25	to	1.90	16.59	to	15.84
12/31/2024	79,224	62.25	to	56.73	4,697,328	0.31	1.25	to	1.90	26.38	to	25.55
12/31/2023	98,566	49.26	to	45.19	4,647,156	0.01	1.25	to	1.90	37.81	to	36.92
12/31/2022	121,669	35.74	to	33.00	4,178,925	-	1.25	to	1.90	(34.58)	to	(34.90)
12/31/2021	121,433	54.59	to	50.70	6,397,342	0.40	1.25	to	1.75	21.14	to	20.54
JPMorgan Small Cap Growth Class A Shares
12/31/2025	30,145	39.28	to	35.57	1,132,722	-	1.25	to	1.90	4.81	to	4.13
12/31/2024	33,670	37.48	to	34.16	1,209,750	0.56	1.25	to	1.90	11.04	to	10.32
12/31/2023	40,278	33.75	to	30.96	1,307,895	-	1.25	to	1.90	12.45	to	11.72
12/31/2022	49,681	30.02	to	27.71	1,435,440	-	1.25	to	1.90	(33.32)	to	(33.65)
12/31/2021	49,048	44.98	to	41.77	2,129,822	-	1.25	to	1.75	(7.23)	to	(7.69)
Lord Abbett Affiliated Class A Shares
12/31/2025	36,277	37.19	to	33.27	1,285,301	1.11	1.25	to	1.90	14.32	to	13.58
12/31/2024	42,660	32.54	to	29.30	1,327,659	1.73	1.25	to	1.90	15.84	to	15.08
12/31/2023	50,177	28.09	to	25.46	1,350,694	1.81	1.25	to	1.90	9.12	to	8.41
12/31/2022	53,690	25.74	to	23.48	1,330,706	1.77	1.25	to	1.90	(11.04)	to	(11.48)
12/31/2021	59,993	28.91	to	26.53	1,674,915	1.47	1.25	to	1.75	25.17	to	24.55
Lord Abbett Bond-Debenture Class A Shares
12/31/2025	284,574	23.98	to	21.45	7,347,384	6.01	1.25	to	1.90	7.05	to	6.35
12/31/2024	327,781	22.40	to	20.17	7,918,676	5.86	1.25	to	1.90	5.44	to	4.75
12/31/2023	371,258	21.25	to	19.26	8,547,443	5.22	1.25	to	1.90	5.53	to	4.85
12/31/2022	394,108	20.13	to	18.37	8,784,985	4.35	1.25	to	1.90	(13.81)	to	(14.26)
12/31/2021	464,968	23.35	to	21.42	11,996,751	3.33	1.25	to	1.75	1.97	to	1.46
Lord Abbett Mid Cap Stock Class A Shares
12/31/2025	187,811	34.67	to	31.01	8,117,450	0.43	1.25	to	1.90	5.94	to	5.25
12/31/2024	226,711	32.72	to	29.47	9,239,067	0.53	1.25	to	1.90	13.61	to	12.87
12/31/2023	265,044	28.80	to	26.11	9,405,150	0.54	1.25	to	1.90	14.07	to	13.33
12/31/2022	306,153	25.25	to	23.03	9,442,562	0.95	1.25	to	1.90	(12.21)	to	(12.67)
12/31/2021	330,573	28.75	to	26.38	11,656,273	0.73	1.25	to	1.75	27.28	to	26.65

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

MFS® Growth Class A Shares
12/31/2025	142,421	$67.29	to	$67.29	$ 9,583,531	-%	1.30%	to	1.30%	10.58%	to	10.58%
12/31/2024	175,545	60.85	to	60.85	10,681,952	-	1.30	to	1.30	29.63	to	29.63
12/31/2023	231,059	46.94	to	46.94	10,845,931	-	1.30	to	1.30	34.04	to	34.04
12/31/2022	293,959	35.02	to	35.02	10,294,364	-	1.30	to	1.30	(32.21)	to	(32.21)
12/31/2021	283,077	51.66	to	51.66	14,623,140	-	1.30	to	1.30	21.74	to	21.74
MFS® Mid Cap Growth Class A Shares
12/31/2025	127,124	62.35	to	62.35	7,926,231	-	1.30	to	1.30	2.05	to	2.05
12/31/2024	136,352	61.09	to	61.09	8,330,397	-	1.30	to	1.30	12.92	to	12.92
12/31/2023	160,419	54.10	to	54.10	8,679,035	-	1.30	to	1.30	19.44	to	19.44
12/31/2022	187,406	45.30	to	45.30	8,488,981	-	1.30	to	1.30	(29.45)	to	(29.45)
12/31/2021	184,310	64.20	to	64.20	11,833,470	-	1.30	to	1.30	12.27	to	12.27
MFS® Research International Class A Shares
12/31/2025	111,304	39.56	to	39.56	4,402,714	1.60	1.30	to	1.30	20.76	to	20.76
12/31/2024	145,867	32.76	to	32.76	4,777,947	1.63	1.30	to	1.30	1.51	to	1.51
12/31/2023	159,672	32.27	to	32.27	5,152,248	1.49	1.30	to	1.30	11.65	to	11.65
12/31/2022	173,257	28.90	to	28.90	5,007,427	1.31	1.30	to	1.30	(18.58)	to	(18.58)
12/31/2021	191,854	35.50	to	35.50	6,809,974	1.02	1.30	to	1.30	10.15	to	10.15
Nomura Mid Cap Growth Class A Shares
12/31/2025	132,935	9.87	to	9.77	1,309,873	-	1.25	to	1.90	(0.42)	to	(1.07)
12/31/2024(1)	153,595	9.91	to	9.88	1,521,542	-	1.25	to	1.90	-	to	-
PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2025	528,053	9.39	to	8.40	4,688,335	7.62	1.25	to	1.90	17.32	to	16.56
12/31/2024	667,300	8.01	to	7.21	5,068,621	2.80	1.25	to	1.90	2.92	to	2.25
12/31/2023	677,054	7.78	to	7.05	5,014,119	4.59	1.25	to	1.90	(9.02)	to	(9.61)
12/31/2022	718,870	8.55	to	7.80	5,869,360	34.05	1.25	to	1.90	7.01	to	6.48
12/31/2021	1,022,118	7.98	to	7.33	7,817,094	21.83	1.25	to	1.75	31.15	to	30.50
PIMCO Low Duration Class A Shares
12/31/2025	2,151,832	12.63	to	11.44	25,805,611	3.95	1.25	to	1.90	3.95	to	3.27
12/31/2024	2,415,014	12.15	to	11.07	27,974,198	3.88	1.25	to	1.90	3.21	to	2.54
12/31/2023	2,585,774	11.77	to	10.80	29,139,752	3.80	1.25	to	1.90	3.71	to	3.04
12/31/2022	2,963,159	11.35	to	10.48	32,321,610	1.68	1.25	to	1.90	(6.69)	to	(7.16)
12/31/2021	3,696,998	12.16	to	11.29	43,322,116	0.54	1.25	to	1.75	(2.20)	to	(2.69)
PIMCO Real Return Class A Shares
12/31/2025	1,136,916	15.51	to	13.88	16,640,341	3.53	1.25	to	1.90	6.40	to	5.71
12/31/2024	1,312,209	14.58	to	13.13	18,121,313	2.78	1.25	to	1.90	0.90	to	0.24
12/31/2023	1,406,100	14.45	to	13.10	19,325,213	2.86	1.25	to	1.90	2.05	to	1.39
12/31/2022	1,572,441	14.16	to	12.92	21,259,835	7.50	1.25	to	1.90	(13.38)	to	(13.81)
12/31/2021	1,865,697	16.33	to	14.99	29,197,941	4.74	1.25	to	1.75	3.95	to	3.43
PIMCO Total Return Class A Shares
12/31/2025	2,765,766	16.62	to	14.87	45,125,897	4.23	1.25	to	1.90	7.61	to	6.91
12/31/2024	3,235,773	15.44	to	13.91	49,244,487	4.22	1.25	to	1.90	0.98	to	0.32
12/31/2023	3,539,220	15.29	to	13.86	53,516,295	3.55	1.25	to	1.90	4.63	to	3.95
12/31/2022	3,852,999	14.62	to	13.33	55,794,500	3.59	1.25	to	1.90	(15.49)	to	(15.93)
12/31/2021	4,460,931	17.29	to	15.86	76,529,481	1.96	1.25	to	1.75	(2.41)	to	(2.89)
Putnam International Equity Class A Shares
12/31/2025	230,479	37.26	to	37.26	8,587,095	2.15	1.30	to	1.30	35.45	to	35.45
12/31/2024	320,106	27.51	to	27.51	8,805,248	0.98	1.30	to	1.30	2.16	to	2.16
12/31/2023	344,591	26.93	to	26.93	9,278,635	1.88	1.30	to	1.30	17.09	to	17.09
12/31/2022	387,757	23.00	to	23.00	8,916,817	-	1.30	to	1.30	(15.94)	to	(15.94)
12/31/2021	439,879	27.36	to	27.36	12,034,000	1.32	1.30	to	1.30	7.36	to	7.36

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Putnam Large Cap Growth Class A Shares
12/31/2025	44,504	$42.48	to	$42.48	$ 1,890,441	-%	1.30%	to	1.30%	12.77%	to	12.77%
12/31/2024	47,751	37.67	to	37.67	1,798,630	-	1.30	to	1.30	31.50	to	31.50
12/31/2023	63,716	28.64	to	28.64	1,825,043	-	1.30	to	1.30	42.37	to	42.37
12/31/2022	75,742	20.12	to	20.12	1,523,823	-	1.30	to	1.30	(31.24)	to	(31.24)
12/31/2021	76,682	29.26	to	29.26	2,243,749	-	1.30	to	1.30	20.94	to	20.94
Putnam Large Cap Value Class A Shares
12/31/2025	36,102	25.77	to	25.77	930,431	1.17	1.30	to	1.30	18.50	to	18.50
12/31/2024	40,203	21.75	to	21.75	874,346	1.11	1.30	to	1.30	17.46	to	17.46
12/31/2023	44,592	18.52	to	18.52	825,643	1.51	1.30	to	1.30	13.91	to	13.91
12/31/2022	48,838	16.25	to	16.25	793,831	1.80	1.30	to	1.30	(4.34)	to	(4.34)
12/31/2021	40,213	16.99	to	16.99	683,288	1.19	1.30	to	1.30	25.20	to	25.20
TA Aegon Sustainable Equity Income Service Class
12/31/2025	148,138	14.53	to	13.86	2,141,638	1.42	1.25	to	1.90	9.61	to	8.90
12/31/2024	178,580	13.26	to	12.73	2,357,067	1.79	1.25	to	1.90	15.14	to	14.39
12/31/2023	223,808	11.52	to	11.13	2,567,186	1.91	1.25	to	1.90	4.69	to	4.01
12/31/2022	243,900	11.00	to	10.70	2,674,194	1.84	1.25	to	1.90	(12.98)	to	(13.44)
12/31/2021	290,104	12.63	to	12.36	3,654,803	1.86	1.25	to	1.75	20.60	to	20.00
TA Asset Allocation - Conservative Class A Shares
12/31/2025	24,365	13.83	to	13.16	331,314	2.61	1.25	to	1.90	10.79	to	10.07
12/31/2024	25,797	12.48	to	11.96	317,472	2.42	1.25	to	1.90	5.96	to	5.27
12/31/2023	48,437	11.78	to	11.36	559,916	2.34	1.25	to	1.90	8.87	to	8.16
12/31/2022	76,427	10.82	to	10.50	817,555	1.68	1.25	to	1.90	(16.29)	to	(16.73)
12/31/2021	89,073	12.92	to	12.61	1,141,030	2.11	1.25	to	1.75	4.11	to	3.59
TA Asset Allocation - Moderate Class A Shares
12/31/2025	94,660	15.47	to	14.73	1,446,745	2.24	1.25	to	1.90	13.44	to	12.71
12/31/2024	98,698	13.64	to	13.07	1,331,283	2.01	1.25	to	1.90	8.46	to	7.75
12/31/2023	105,950	12.57	to	12.13	1,316,550	2.18	1.25	to	1.90	11.27	to	10.55
12/31/2022	131,518	11.30	to	10.97	1,470,956	1.52	1.25	to	1.90	(17.13)	to	(17.56)
12/31/2021	88,483	13.63	to	13.31	1,198,284	2.52	1.25	to	1.75	6.57	to	6.04
TA Asset Allocation - Moderate Growth Class A Shares
12/31/2025	96,021	17.82	to	16.97	1,680,433	1.59	1.25	to	1.90	16.52	to	15.77
12/31/2024	105,070	15.30	to	14.66	1,581,232	1.75	1.25	to	1.90	11.74	to	11.01
12/31/2023	128,051	13.69	to	13.20	1,731,302	1.84	1.25	to	1.90	14.27	to	13.53
12/31/2022	135,459	11.98	to	11.63	1,606,662	0.88	1.25	to	1.90	(18.46)	to	(18.89)
12/31/2021	171,347	14.68	to	14.34	2,495,528	2.57	1.25	to	1.75	9.98	to	9.43
TA BlackRock Government Money Market Initial Class
12/31/2025	1,398,016	10.82	to	10.44	15,004,176	3.90	1.25	to	1.90	2.77	to	2.11
12/31/2024	518,482	10.52	to	10.22	5,404,769	4.93	1.25	to	1.90	3.73	to	3.05
12/31/2023	569,758	10.15	to	9.92	5,735,835	4.79	1.25	to	1.90	3.56	to	2.89
12/31/2022	466,406	9.80	to	9.64	4,551,231	1.48	1.25	to	1.90	0.10	to	(0.43)
12/31/2021	411,733	9.78	to	9.68	4,017,112	-	1.25	to	1.75	(1.24)	to	(1.73)
TA Bond Class A Shares
12/31/2025	544,992	1.48	to	1.36	776,833	4.13	1.25	to	1.90	5.49	to	4.80
12/31/2024	623,953	1.40	to	1.30	846,116	4.11	1.25	to	1.90	0.49	to	(0.17)
12/31/2023	650,360	1.40	to	1.30	880,191	3.69	1.25	to	1.90	4.65	to	3.97
12/31/2022	616,956	1.34	to	1.25	801,112	2.79	1.25	to	1.90	(14.58)	to	(15.01)
12/31/2021	721,671	1.56	to	1.47	1,101,155	2.17	1.25	to	1.75	(1.36)	to	(1.86)
TA International Focus Initial Class
12/31/2025	4,385,857	12.77	to	12.18	54,739,174	1.63	1.25	to	1.90	5.15	to	4.47
12/31/2024	5,042,953	12.14	to	11.66	60,067,418	2.27	1.25	to	1.90	(2.29)	to	(2.92)
12/31/2023	5,434,870	12.43	to	12.01	66,480,045	1.98	1.25	to	1.90	11.14	to	10.42
12/31/2022	6,194,561	11.18	to	10.88	68,406,004	3.02	1.25	to	1.90	(21.08)	to	(21.49)
12/31/2021	6,800,730	14.16	to	13.85	95,378,126	1.21	1.25	to	1.75	9.44	to	8.90

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA Multi-Managed Balanced Class A Shares
12/31/2025	72,170	$19.71	to	$18.76	$ 1,411,472	1.52%	1.25%	to	1.90%	11.26%	to	10.54%
12/31/2024	82,688	17.71	to	16.97	1,454,063	1.59	1.25	to	1.90	13.07	to	12.34
12/31/2023	96,409	15.66	to	15.11	1,497,664	1.55	1.25	to	1.90	16.96	to	16.20
12/31/2022	92,381	13.39	to	13.00	1,228,872	1.00	1.25	to	1.90	(17.58)	to	(18.01)
12/31/2021	94,670	16.24	to	15.86	1,528,612	0.59	1.25	to	1.75	15.12	to	14.55
TA Small/Mid Cap Value Class A Shares
12/31/2025	558,916	35.58	to	32.37	18,928,625	0.99	1.25	to	1.90	8.14	to	7.44
12/31/2024	665,415	32.90	to	30.13	20,923,496	0.74	1.25	to	1.90	7.21	to	6.51
12/31/2023	783,326	30.69	to	28.29	23,067,157	0.85	1.25	to	1.90	10.57	to	9.86
12/31/2022	871,791	27.75	to	25.75	23,312,861	0.51	1.25	to	1.90	(9.71)	to	(10.16)
12/31/2021	1,087,248	30.71	to	28.66	32,281,834	0.05	1.25	to	1.75	25.61	to	24.98
TA Sustainable Equity Income Class A Shares
12/31/2025	1,865,775	18.76	to	17.58	34,056,568	1.22	1.25	to	1.90	9.57	to	8.86
12/31/2024	2,212,261	17.12	to	16.15	36,960,876	1.30	1.25	to	1.90	14.80	to	14.05
12/31/2023	2,806,642	14.91	to	14.16	40,961,183	1.66	1.25	to	1.90	4.54	to	3.86
12/31/2022	2,940,434	14.26	to	13.63	41,175,403	1.78	1.25	to	1.90	(12.79)	to	(13.24)
12/31/2021	3,512,199	16.35	to	15.71	56,508,169	1.10	1.25	to	1.75	20.47	to	19.87
TA T. Rowe Price Small Cap Service Class
12/31/2025	168,474	19.53	to	18.63	3,211,789	-	1.25	to	1.90	8.57	to	7.87
12/31/2024	187,807	17.99	to	17.27	3,308,731	-	1.25	to	1.90	11.20	to	10.48
12/31/2023	245,856	16.18	to	15.63	3,909,435	-	1.25	to	1.90	19.38	to	18.61
12/31/2022	275,948	13.55	to	13.18	3,688,820	-	1.25	to	1.90	(23.62)	to	(24.00)
12/31/2021	304,452	17.73	to	17.34	5,339,069	-	1.25	to	1.75	9.70	to	9.15
TA TSW International Equity Service Class
12/31/2025	152,054	15.71	to	14.99	2,319,969	2.00	1.25	to	1.90	29.79	to	28.95
12/31/2024	197,761	12.11	to	11.62	2,334,366	2.67	1.25	to	1.90	1.83	to	1.16
12/31/2023	225,711	11.89	to	11.49	2,629,061	0.79	1.25	to	1.90	13.83	to	13.10
12/31/2022	281,562	10.44	to	10.16	2,896,637	3.07	1.25	to	1.90	(15.76)	to	(16.18)
12/31/2021	325,419	12.39	to	12.12	3,985,217	1.64	1.25	to	1.75	11.80	to	11.24
TA TSW Mid Cap Value Opportunities Service Class
12/31/2025	89,247	16.57	to	15.81	1,472,070	1.03	1.25	to	1.90	8.00	to	7.30
12/31/2024	112,659	15.34	to	14.73	1,721,565	1.21	1.25	to	1.90	6.74	to	6.04
12/31/2023	120,149	14.37	to	13.89	1,720,797	1.24	1.25	to	1.90	9.20	to	8.49
12/31/2022	134,973	13.16	to	12.80	1,771,368	0.56	1.25	to	1.90	(9.61)	to	(10.08)
12/31/2021	140,383	14.55	to	14.24	2,037,857	0.60	1.25	to	1.75	27.25	to	26.61
TA US Growth Class A Shares
12/31/2025	366,197	57.70	to	53.55	20,318,204	-	1.25	to	1.90	15.74	to	14.99
12/31/2024	458,554	49.85	to	46.57	22,067,574	-	1.25	to	1.90	26.98	to	26.15
12/31/2023	653,778	39.26	to	36.91	24,874,322	-	1.25	to	1.90	39.64	to	38.74
12/31/2022	882,404	28.11	to	26.60	24,136,995	-	1.25	to	1.90	(32.55)	to	(32.88)
12/31/2021	847,968	41.65	to	39.64	34,477,085	-	1.25	to	1.75	18.71	to	18.12
TA WMC US Growth Service Class
12/31/2025	9,623	33.23	to	31.70	311,884	-	1.25	to	1.90	16.01	to	15.26
12/31/2024	11,073	28.65	to	27.51	309,287	-	1.25	to	1.90	27.09	to	26.26
12/31/2023	14,719	22.54	to	21.79	325,216	-	1.25	to	1.90	39.97	to	39.06
12/31/2022	300	16.10	to	15.67	4,771	-	1.25	to	1.90	(32.42)	to	(32.76)
12/31/2021	625	23.81	to	23.30	14,660	-	1.25	to	1.75	18.88	to	18.28
Victory Pioneer Class A Shares
12/31/2025	14,045	67.35	to	60.26	895,600	0.23	1.25	to	1.90	21.67	to	20.88
12/31/2024	19,822	55.36	to	49.85	1,039,740	0.52	1.25	to	1.90	21.05	to	20.27
12/31/2023	27,227	45.73	to	41.45	1,174,534	0.87	1.25	to	1.90	27.12	to	26.30
12/31/2022	29,740	35.97	to	32.82	1,022,519	0.54	1.25	to	1.90	(20.53)	to	(20.93)
12/31/2021	24,046	45.24	to	41.50	1,040,778	0.11	1.25	to	1.75	26.22	to	25.59

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Victory Pioneer High Yield Class A Shares
12/31/2025	83,218	$23.58	to	$21.10	$ 1,842,405	5.73%	1.25%	to	1.90%	6.23%	to	5.54%
12/31/2024	93,273	22.20	to	19.99	1,950,060	5.83	1.25	to	1.90	6.99	to	6.30
12/31/2023	97,155	20.75	to	18.80	1,906,733	5.40	1.25	to	1.90	9.07	to	8.37
12/31/2022	95,275	19.02	to	17.35	1,725,211	5.07	1.25	to	1.90	(12.04)	to	(12.47)
12/31/2021	110,682	21.61	to	19.83	2,286,681	4.25	1.25	to	1.75	4.44	to	3.92
Victory Pioneer Select Mid Cap Growth Class A Shares
12/31/2025	3,785	56.13	to	51.44	204,515	-	1.25	to	1.90	18.92	to	18.15
12/31/2024	4,643	47.20	to	43.54	211,183	-	1.25	to	1.90	22.29	to	21.50
12/31/2023	5,691	38.59	to	35.83	212,458	-	1.25	to	1.90	17.19	to	16.43
12/31/2022	6,639	32.93	to	30.78	211,789	-	1.25	to	1.90	(32.18)	to	(32.52)
12/31/2021	8,630	48.52	to	45.61	406,330	-	1.25	to	1.75	6.62	to	6.09
Virtus AllianzGI Dividend Value Class A Shares
12/31/2025	103,964	22.23	to	20.13	2,183,444	2.12	1.25	to	1.90	6.87	to	6.18
12/31/2024	125,780	20.80	to	18.96	2,479,518	1.33	1.25	to	1.90	3.63	to	2.95
12/31/2023	141,020	20.07	to	18.41	2,694,623	3.57	1.25	to	1.90	17.67	to	16.91
12/31/2022	159,900	17.06	to	15.75	2,606,367	1.59	1.25	to	1.90	(14.84)	to	(15.26)
12/31/2021	193,849	20.02	to	18.59	3,721,834	1.35	1.25	to	1.75	26.94	to	26.30
Virtus AllianzGI Small-Cap Value Class A Shares
12/31/2025	56,612	33.06	to	29.57	2,403,324	0.78	1.25	to	1.90	(0.19)	to	(0.83)
12/31/2024	65,506	33.12	to	29.82	2,789,044	1.19	1.25	to	1.90	4.33	to	3.65
12/31/2023	75,835	31.75	to	28.77	3,120,429	2.13	1.25	to	1.90	21.47	to	20.69
12/31/2022	100,965	26.13	to	23.84	3,305,168	0.98	1.25	to	1.90	(17.30)	to	(17.74)
12/31/2021	106,952	31.59	to	28.98	4,234,708	0.99	1.25	to	1.75	22.69	to	22.08

(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $40, proportionately from the subaccounts’ unit values.   An annual charge ranging from 1.25% to 1.90% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract.  The charge is assessed daily based on the net asset value of the Mutual Fund.  Charges for administrative and mortality and expense risk are an expense of the subaccount.  Charges reflected above are those currently assessed and may be subject to change.  Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.